UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-22704)

Cambria ETF Trust
(Exact name of registrant as specified in charter)

3300 Highland Avenue

Manhattan Beach, CA 90266
(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centreville Road, Suite 400

Wilmington, DE 19808
(Name and address of agent for service)

With a Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

Cambria Shareholder Yield ETF SYLD (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about the Cambria Shareholder Yield ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.cambriafunds.com/syld. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Shareholder Yield ETF	$30	0.59%
* Expense ratio is annualized.

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$1,224,269,188
Number of Holdings	101
Portfolio Turnover	21%
30-Day SEC Yield	1.89%
30-Day SEC Yield Unsubsidized	1.89%
Visit https://www.cambriafunds.com/syld for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Adtalem Global Education, Inc.	1.6%
CNX Resources Corp.	1.5%
Jefferies Financial Group, Inc.	1.5%
Victory Capital Holdings, Inc.	1.5%
REV Group, Inc.	1.4%
Fox Corp.	1.4%
CONSOL Energy, Inc.	1.3%
PayPal Holdings, Inc.	1.3%
Matson, Inc.	1.3%
PROG Holdings, Inc.	1.3%

■ Consumer Discretionary (18.5%)

■ Financials (18.5%)

■ Energy (16.9%)

■ Materials (14.6%)

■ Industrials (13.2%)

■ Communication Services (5.6%)

■ Information Technology (4.7%)

■ Health Care (4.0%)

■ Consumer Staples (1.9%)

■ Cash & Other (2.1%)

*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/syld.

Cambria Shareholder Yield ETF	PAGE 1	TSR-SAR-132061201

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Cambria Shareholder Yield ETF	PAGE 2	TSR-SAR-132061201

Cambria Foreign Shareholder Yield ETF FYLD (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about the Cambria Foreign Shareholder Yield ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.cambriafunds.com/fyld. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Foreign Shareholder Yield ETF (FYLD)	$30	0.59%
* Expense ratio is annualized.

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$333,992,875
Number of Holdings	101
Portfolio Turnover	31%
30-Day SEC Yield	4.07%
30-Day SEC Yield Unsubsidized	4.07%
Visit https://www.cambriafunds.com/fyld for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
First American Treasury Obligations Fund	2.2%
Shibaura Mechatronics Corp.	1.3%
Secure Energy Services, Inc.	1.2%
Yue Yuen Industrial Holdings Ltd.	1.1%
BPER Banca SPA	1.1%
VTech Holdings Ltd.	1.1%
Imperial Oil Ltd.	1.1%
Yancoal Australia Ltd.	1.1%
Shougang Fushan Resources Group Ltd.	1.1%
Parex Resources, Inc.	1.1%

Sector Breakdown**	Geographic Breakdown (%)

■ Energy (23.0%)

■ Financials (20.8%)

■ Industrials (15.1%)

■ Materials (13.7%)

■ Consumer Discretionary (8.7%)

■ Communication Services (5.8%)

■ Information Technology (4.4%)

■ Consumer Staples (3.9%)

■ Utilities (1.8%)

■ Cash & Other (2.8%)

■ Japan (24.7%) ■ Canada (15.4%) ■ United Kingdom (12.0%) ■ France (8.7%) ■ Hong Kong (6.3%) ■ Australia (5.8%) ■ Germany (5.0%) ■ Norway (4.4%) ■ Italy (4.2%) ■ Cash & Other (13.5%)

*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

Cambria Foreign Shareholder Yield ETF	PAGE 1	TSR-SAR-132061300

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/fyld.

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Cambria Foreign Shareholder Yield ETF	PAGE 2	TSR-SAR-132061300

Cambria Global Value ETF GVAL (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about the Cambria Global Value ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.cambriafunds.com/gval. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Global Value ETF	$30	0.59%
* Expense ratio is annualized.

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$101,055,807
Number of Holdings	114
Portfolio Turnover	1%
30-Day SEC Yield	6.48%
30-Day SEC Yield Unsubsidized	6.48%
Visit https://www.cambriafunds.com/gval for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Moneta Money Bank AS	2.8%
First American Treasury Obligations Fund	2.5%
CEZ AS	2.5%
Komercni Banka AS	2.3%
Philip Morris CR AS	1.5%
The People’s Insurance Co. Group of China Ltd.	1.4%
Geely Automobile Holdings Ltd.	1.4%
China Life Insurance Co. Ltd.	1.3%
CITIC Ltd.	1.2%
Barclays PLC	1.2%

Sector Breakdown**

■ Financials (34.8%)

■ Utilities (14.7%)

■ Materials (10.3%)

■ Industrials (8.8%)

■ Real Estate (8.2%)

■ Energy (5.7%)

■ Communication Services (4.6%)

■ Consumer Staples (4.0%)

■ Consumer Discretionary (3.0%)

■ Cash & Other (5.9%)

*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

Cambria Global Value ETF	PAGE 1	TSR-SAR-132061409

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/gval.

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Cambria Global Value ETF	PAGE 2	TSR-SAR-132061409

Cambria Global Momentum ETF GMOM (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about the Cambria Global Momentum ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.cambriafunds.com/gmom. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Global Momentum ETF	$31	0.59%
* Expense ratio is annualized.

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$110,181,802
Number of Holdings	16
Portfolio Turnover	42%
30-Day SEC Yield	1.84%
30-Day SEC Yield Unsubsidized	1.84%
Visit https://www.cambriafunds.com/gmom for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Cambria Micro and SmallCap Shareholder Yield ETF	11.6%
Cambria Emerging Shareholder Yield ETF	11.5%
Vanguard Small-Cap Value ETF	6.3%
Grizzle Growth ETF	6.3%
iShares® Global Financials ETF	6.2%
Invesco DB Precious Metals Fund	6.2%
Graniteshares Gold Trust	6.2%
VanEck Gold Miners ETF	6.1%
Cambria Foreign Shareholder Yield ETF	6.0%
iShares® Global Utilities ETF	6.0%

Sector Breakdown**
■ Cash & Other (100.0%)
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Cambria Global Momentum ETF	PAGE 1	TSR-SAR-132061508

Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/gmom.

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Cambria Global Momentum ETF	PAGE 2	TSR-SAR-132061508

Cambria Global Asset Allocation ETF GAA (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about the Cambria Global Asset Allocation ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.cambriafunds.com/gaa. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Global Asset Allocation ETF	$0	0.00%
* Expense ratio is annualized.

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$55,098,693
Number of Holdings	30
Portfolio Turnover	2%
30-Day SEC Yield	4.01%
30-Day SEC Yield Unsubsidized	4.01%
Visit https://www.cambriafunds.com/gaa for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Cambria Emerging Shareholder Yield ETF	9.6%
Cambria Global Real Estate ETF	7.2%
First American Government Obligations Fund	6.5%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	5.9%
Cambria Tactical Yield ETF	5.8%
Cambria Global Value ETF	5.8%
Alpha Architect US Quantitative Momentum ETF	5.2%
Vanguard Total International Bond ETF	4.8%
Cambria Foreign Shareholder Yield ETF	4.7%
Cambria Value and Momentum ETF	4.4%

Sector Breakdown**
■ Cash & Other (100.0%)
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Cambria Global Asset Allocation ETF	PAGE 1	TSR-SAR-132061607

Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/gaa.

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Cambria Global Asset Allocation ETF	PAGE 2	TSR-SAR-132061607

Cambria Value and Momentum ETF VAMO (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about the Cambria Value and Momentum ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.cambriafunds.com/vamo. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Value and Momentum ETF	$33	0.65%
* Expense ratio is annualized.

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$53,336,579
Number of Holdings	102
Portfolio Turnover	36%
30-Day SEC Yield	0.78%
30-Day SEC Yield Unsubsidized	0.78%
Visit https://www.cambriafunds.com/vamo for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
First American Treasury Obligations Fund	5.8%
Mueller Industries, Inc.	1.9%
Vistra Corp.	1.7%
Mr. Cooper Group, Inc.	1.5%
Sterling Infrastructure, Inc.	1.5%
PulteGroup, Inc.	1.5%
Enova International, Inc.	1.3%
SkyWest, Inc.	1.3%
CONSOL Energy, Inc.	1.3%
Taylor Morrison Home Corp.	1.2%

Sector Breakdown**

■  Financials (26.2%)

■  Consumer Discretionary (21.3%)

■  Industrials (17.8%)

■  Information Technology (5.5%)

■  Energy (5.2%)

■  Materials (3.4%)

■  Communication Services (2.8%)

■  Consumer Staples (2.7%)

■  Utilities (2.5%)

■  Cash & Other (12.6%)

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/vamo.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Cambria Global Tail Risk ETF FAIL (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about the Cambria Global Tail Risk ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.cambriafunds.com/fail. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Global Tail Risk ETF (FAIL)	$0	0.00%
* Expense ratio is annualized.

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$1,651,343
Number of Holdings	13
Portfolio Turnover	0%
30-Day SEC Yield	3.43%
30-Day SEC Yield Unsubsidized	3.43%
Visit https://www.cambriafunds.com/fail for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
iShares® 7-10 Year Treasury Bond ETF	24.1%
iShares® TIPS Bond ETF	23.8%
Vanguard Total International Bond ETF	21.5%
VanEck J.P. Morgan EM Local Currency Bond ETF	21.3%
MSCI EAFE Index	2.9%
MSCI Emerging Markets Index	1.8%
First American Treasury Obligations Fund	0.0%

Sector Breakdown**
■ Finance and Insurance (4.8%) ■ Cash & Other (95.2%)
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/fail.

Cambria Global Tail Risk ETF	PAGE 1	TSR-SAR-132061805

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Cambria Global Tail Risk ETF	PAGE 2	TSR-SAR-132061805

Cambria Emerging Shareholder Yield ETF EYLD (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about the Cambria Emerging Shareholder Yield ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.cambriafunds.com/eyld. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Emerging Shareholder Yield ETF	$31	0.61%
* Expense ratio is annualized.

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$478,776,479
Number of Holdings	105
Portfolio Turnover	12%
30-Day SEC Yield	6.21%
30-Day SEC Yield Unsubsidized	6.21%
Visit https://www.cambriafunds.com/eyld for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Truworths International Ltd.	2.9%
First American Treasury Obligations Fund	2.7%
Asustek Computer, Inc.	2.1%
China Shenhua Energy Co. Ltd.	1.8%
Hanmi Semiconductor Co. Ltd.	1.7%
Chicony Electronics Co. Ltd.	1.7%
Reunert Ltd.	1.6%
Enerjisa Enerji AS	1.6%
Radiant Opto-Electronics Corp.	1.5%
Investec PLC	1.5%

Sector Breakdown**	Geographic Breakdown (%)

■   Financials (22.1%)

■    Information Technology (19.5%)

■    Consumer Discretionary (12.0%)

■    Energy (11.9%)

■    Industrials (11.5%)

■    Utilities (5.7%)

■    Materials (5.6%)

■    Consumer Staples (3.2%)

■    Health Care (2.8%)

■    Cash & Other (5.7%)

■ Taiwan (28.6%) ■ China (18.4%) ■ South Africa (14.4%) ■ South Korea (11.6%) ■ India (5.9%) ■ Poland (5.2%) ■ Brazil (4.3%) ■ Mexico (3.1%) ■ Turkey (3.1%) ■ Cash & Other (5.4%)
*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

Cambria Emerging Shareholder Yield ETF	PAGE 1	TSR-SAR-132061706

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/eyld.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Cambria Emerging Shareholder Yield ETF	PAGE 2	TSR-SAR-132061706

Cambria Tail Risk ETF TAIL (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about the Cambria Tail Risk ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.cambriafunds.com/tail. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Tail Risk ETF	$30	0.59%
* Expense ratio is annualized.

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$85,598,746
Number of Holdings	13
Portfolio Turnover	32%
30-Day SEC Yield	3.25%
30-Day SEC Yield Unsubsidized	3.25%
Visit https://www.cambriafunds.com/tail for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
U.S. Treasury Bond	90.0%
S&P 500® Index	7.2%
First American Treasury Obligations Fund	0.9%

Sector Breakdown**
■ Public Administration (90.0%) ■ Finance and Insurance (7.1%) ■ Cash & Other (2.9%)
*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/tail.

Cambria Tail Risk ETF	PAGE 1	TSR-SAR-132061862

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Cambria Tail Risk ETF	PAGE 2	TSR-SAR-132061862

Cambria Trinity ETF TRTY (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about the Cambria Trinity ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.cambriafunds.com/trty. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Trinity ETF	$0	0.00%
* Expense ratio is annualized.

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$109,025,922
Number of Holdings	32
Portfolio Turnover	24%
30-Day SEC Yield	3.10%
30-Day SEC Yield Unsubsidized	3.10%
Visit https://www.cambriafunds.com/trty for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
Cambria Value and Momentum ETF	8.5%
Cambria Chesapeake Pure Trend ETF	7.5%
Cambria Emerging Shareholder Yield ETF	7.4%
Vanguard Intermediate-Term Treasury ETF	6.0%
Cambria Foreign Shareholder Yield ETF	5.9%
Cambria Micro and SmallCap Shareholder Yield ETF	5.2%
First American Government Obligations Fund	4.4%
Cambria Global Value ETF	4.1%
Cambria Shareholder Yield ETF	4.0%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	4.0%

Sector Breakdown**
■ Cash & Other (100.0%)
*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Cambria Trinity ETF	PAGE 1	TSR-SAR-132061839

Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/trty.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Cambria Trinity ETF	PAGE 2	TSR-SAR-132061839

Cambria Cannabis ETF TOKE (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about the Cambria Cannabis ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.cambriafunds.com/toke. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Cannabis ETF	$0	0.00%
* Expense ratio is annualized.

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$16,776,286
Number of Holdings	27
Portfolio Turnover	27%
30-Day SEC Yield	1.82%
30-Day SEC Yield Unsubsidized	1.82%
Visit https://www.cambriafunds.com/toke for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
First American Treasury Obligations Fund	13.5%
SNDL, Inc.	5.1%
Philip Morris International, Inc.	5.1%
Turning Point Brands, Inc.	4.3%
High Tide, Inc.	4.3%
Altria Group, Inc.	4.1%
Imperial Brands PLC	4.0%
Cronos Group, Inc.	4.0%
Village Farms International, Inc.	3.9%
British American Tobacco PLC	3.9%

Sector Breakdown**	Geographic Breakdown (%)
■ Consumer Staples (31.4%) ■ Health Care (16.7%) ■ Real Estate (3.0%) ■ Financials (1.6%) ■ Information Technology (0.7%) ■ Cash & Other (46.6%)	■ United States (40.9%) ■ Canada (17.9%) ■ United Kingdom (7.9%) ■ Cash & Other (33.3%)
*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

Cambria Cannabis ETF	PAGE 1	TSR-SAR-132061821

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/toke.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Cambria Cannabis ETF	PAGE 2	TSR-SAR-132061821

Cambria Global Real Estate ETF BLDG (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about the Cambria Global Real Estate ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.cambriafunds.com/bldg. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Global Real Estate ETF	$0	0.00%
* Expense ratio is annualized.

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$31,329,134
Number of Holdings	75
Portfolio Turnover	57%
30-Day SEC Yield	4.46%
30-Day SEC Yield Unsubsidized	4.46%
Visit https://www.cambriafunds.com/bldg for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
First American Treasury Obligations Fund	2.4%
Kilroy Realty Corp.	1.5%
Franklin Street Properties Corp.	1.5%
SL Green Realty Corp.	1.5%
First American Government Obligations Fund	1.5%
Reysas Gayrimenkul Yatirim Ortakligi AS	1.5%
FIBRA Macquarie Mexico	1.4%
Macerich Co.	1.4%
Sabra Health Care REIT, Inc.	1.4%
Vukile Property Fund Ltd.	1.4%

Sector Breakdown**	Geographic Breakdown (%)
■ Real Estate (95.9%) ■ Cash & Other (4.1%)	■ United States (61.8%) ■ Turkey (7.8%) ■ South Africa (5.4%) ■ Singapore (4.0%) ■ Australia (2.7%) ■ United Kingdom (2.6%) ■ France (2.5%) ■ Canada (2.4%) ■ Mexico (1.4%) ■ Cash & Other (9.4%)
*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

Cambria Global Real Estate ETF	PAGE 1	TSR-SAR-132061813

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/bldg.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Cambria Global Real Estate ETF	PAGE 2	TSR-SAR-132061813

Cambria Micro and SmallCap Shareholder Yield ETF MYLD (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about the Cambria Micro and SmallCap Shareholder Yield ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.cambriafunds.com/myld. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Micro and SmallCap Shareholder Yield ETF	$0	0.00%
* Expense ratio is annualized.

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$27,878,607
Number of Holdings	101
Portfolio Turnover	33%
30-Day SEC Yield	2.04%
30-Day SEC Yield Unsubsidized	2.04%
Visit https://www.cambriafunds.com/myld for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
REV Group, Inc.	1.6%
Bancorp, Inc.	1.5%
First American Treasury Obligations Fund	1.4%
Pathward Financial, Inc.	1.4%
Jackson Financial, Inc.	1.4%
Cal-Maine Foods, Inc.	1.4%
CNX Resources Corp.	1.4%
Sylvamo Corp.	1.3%
Innoviva, Inc.	1.3%
Apogee Enterprises, Inc.	1.3%

Sector Breakdown**

■  Financials (26.3%)

■  Consumer Discretionary (18.8%)

■  Industrials (17.8%)

■  Energy (13.7%)

■  Materials (6.1%)

■  Information Technology (4.7%)

■  Communication Services (3.7%)

■  Consumer Staples (3.2%)

■  Health Care (3.1%)

■  Cash & Other (2.6%)

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/myld.

Cambria Micro and SmallCap Shareholder Yield ETF	PAGE 1	TSR-SAR-132061797

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Cambria Micro and SmallCap Shareholder Yield ETF	PAGE 2	TSR-SAR-132061797

Cambria Tactical Yield ETF TYLD (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about the Cambria Tactical Yield ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.cambriafunds.com/tyld. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Tactical Yield ETF	$0	0.00%
* Expense ratio is annualized.

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$20,186,774
Number of Holdings	3
Portfolio Turnover	0%
30-Day SEC Yield	3.96%
30-Day SEC Yield Unsubsidized	3.96%
Visit https://www.cambriafunds.com/tyld for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
United States Treasury Bill	66.0%
First American Treasury Obligations Fund	34.0%

Sector Breakdown (% of net assets)
■ Cash & Other (100.0%)
*	Percentages are stated as a percent of net assets.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/tyld.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Cambria Tactical Yield ETF	PAGE 1	TSR-SAR-132061789

Cambria LargeCap Shareholder Yield ETF LYLD (Principal U.S. Listing Exchange: CBOE) Semi-Annual Shareholder Report | October 31, 2024

This semi-annual shareholder report contains important information about the Cambria LargeCap Shareholder Yield ETF for the period of July 11, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.cambriafunds.com/lyld. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria LargeCap Shareholder Yield ETF	$19	0.59%
* Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from July 11, 2024 to October 31, 2024. Expenses would be higher if the Fund had been in operations for a full year.

KEY FUND STATISTICS (as of October 31, 2024)
Net Assets	$5,236,677
Number of Holdings	51
Portfolio Turnover	2%
30-Day SEC Yield	1.90%
30-Day SEC Yield Unsubsidized	1.90%
Visit https://www.cambriafunds.com/lyld for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top 10 Issuers	(%)
PayPal Holdings, Inc.	2.6%
Fox Corp.	2.3%
AT&T, Inc.	2.3%
Toll Brothers, Inc.	2.3%
Yum China Holdings, Inc.	2.2%
Bank of New York Mellon Corp.	2.2%
Aflac, Inc.	2.2%
US Bancorp	2.2%
Comcast Corp.	2.2%
KeyCorp	2.2%

Sector Breakdown**

■  Financials (29.8%)

■  Energy (17.2%)

■  Consumer Discretionary (12.8%)

■  Materials (9.7%)

■  Consumer Staples (9.7%)

■  Communication Services (8.7%)

■  Health Care (7.6%)

■  Information Technology (4.0%)

■  Cash & Other (0.5%)

*	Percentages are stated as a percent of net assets.

**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/lyld.

Cambria LargeCap Shareholder Yield ETF	PAGE 1	TSR-SAR-132061771

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Cambria LargeCap Shareholder Yield ETF	PAGE 2	TSR-SAR-132061771

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Cambria Shareholder Yield ETF (SYLD)

Cambria Foreign Shareholder Yield ETF (FYLD)

Cambria Global Value ETF (GVAL)

Cambria Global Momentum ETF (GMOM)

Cambria Global Asset Allocation ETF (GAA)

Cambria Value and Momentum ETF (VAMO)

Cambria Global Tail Risk ETF (FAIL)

Cambria Emerging Shareholder Yield ETF (EYLD)

Cambria Tail Risk ETF (TAIL)

Cambria Trinity ETF (TRTY)

Cambria Cannabis ETF (TOKE)

Cambria Global Real Estate ETF (BLDG)

Cambria Micro and SmallCap Shareholder Yield ETF (MYLD)

Cambria Tactical Yield ETF (TYLD)

Cambria LargeCap Shareholder Yield ETF (LYLD)

All Funds above are traded on the CBOE BZX Exchange, Inc.

Financial Statements

October 31, 2024

Cambria Shareholder Yield ETF

Schedule of Investments

October 31, 2024 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Communication Services - 5.6%
AT&T, Inc.	686,322	$15,469,698
Comcast Corp. - Class A	287,964	12,575,388
Fox Corp. - Class A	393,948	16,545,816
Interpublic Group of Cos., Inc.	404,770	11,900,238
Verizon Communications, Inc.	290,279	12,229,454
		68,720,594

Consumer Discretionary - 18.5%
Adtalem Global Education, Inc. (a)	238,014	19,260,093
AutoNation, Inc. (a)	83,133	12,924,687
BorgWarner, Inc.	363,920	12,238,629
Brunswick Corp.	138,245	11,023,656
Carter's, Inc.	150,221	8,217,089
Dillard's, Inc. - Class A	27,138	10,082,310
Ethan Allen Interiors, Inc.	379,152	10,491,136
H&R Block, Inc.	224,613	13,416,134
Haverty Furniture Cos., Inc.	421,193	9,329,425
KB Home	180,320	14,155,120
Kohl's Corp.	498,391	9,210,266
Lennar Corp. - Class A	79,997	13,623,489
ODP Corp. (a)	243,388	7,552,330
PulteGroup, Inc.	109,773	14,218,897
PVH Corp.	92,941	9,150,971
Taylor Morrison Home Corp. (a)	182,754	12,518,649
Toll Brothers, Inc.	101,732	14,897,634
Travel + Leisure Co.	259,565	12,409,803
Whirlpool Corp.	112,600	11,655,226
		226,375,544

Consumer Staples - 1.9%
Ingredion, Inc.	91,977	12,210,867
Kraft Heinz Co.	345,805	11,570,635
		23,781,502

Energy - 16.9%
Chevron Corp.	77,732	11,568,076
CNX Resources Corp. (a)	533,200	18,144,796
ConocoPhillips	95,261	10,434,890
CONSOL Energy, Inc.	145,504	16,139,304
Coterra Energy, Inc.	443,519	10,608,974
CVR Energy, Inc.	358,425	5,698,957
Devon Energy Corp.	243,692	9,426,007
EOG Resources, Inc.	94,835	11,566,077
Helmerich & Payne, Inc.	339,305	11,400,648
Marathon Oil Corp.	427,816	11,850,503
Marathon Petroleum Corp.	62,304	9,063,363
Murphy Oil Corp.	292,705	9,214,353
PBF Energy, Inc. - Class A	218,861	6,241,916
Peabody Energy Corp.	547,339	14,378,596
Phillips 66	76,607	9,332,265
Plains GP Holdings LP	668,106	11,491,423
SM Energy Co.	239,242	10,040,987
Valero Energy Corp.	73,028	9,476,113
World Kinect Corp.	408,762	10,689,126
		206,766,374

Financials - 18.5%
Affiliated Managers Group, Inc.	71,710	13,904,569

The accompanying notes are an integral part of these financial statements.

Cambria Shareholder Yield ETF

Schedule of Investments

October 31, 2024 (Unaudited)

Aflac, Inc.	145,101	15,205,134
American Financial Group, Inc.	92,836	11,969,346
Ameriprise Financial, Inc.	28,731	14,661,429
Assured Guaranty Ltd.	147,154	12,281,473
Federated Hermes, Inc. - Class B	343,161	13,771,051
Jefferies Financial Group, Inc.	280,916	17,973,006
Lincoln National Corp.	383,159	13,314,775
MetLife, Inc.	166,328	13,043,442
PayPal Holdings, Inc. (a)	202,527	16,060,391
Principal Financial Group, Inc.	143,496	11,824,070
PROG Holdings, Inc.	366,921	16,023,440
SLM Corp.	580,469	12,787,732
Synchrony Financial	281,196	15,505,148
Victory Capital Holdings, Inc. - Class A	296,223	17,752,644
Western Union Co.	909,082	9,781,722
		225,859,372

Health Care - 4.0%
Cigna Group	35,642	11,220,458
Harmony Biosciences Holdings, Inc. (a)	333,455	10,713,909
Universal Health Services, Inc. - Class B	70,100	14,322,131
Viatris, Inc.	1,059,201	12,286,732
		48,543,230

Industrials - 13.2%
Atkore, Inc.	69,639	5,972,241
Boise Cascade Co.	90,059	11,980,549
Brady Corp. - Class A	214,416	15,253,554
Builders FirstSource, Inc. (a)	66,736	11,438,550
ManpowerGroup, Inc.	165,633	10,410,034
Matson, Inc.	103,629	16,051,096
MillerKnoll, Inc.	518,971	11,604,192
Owens Corning	78,122	13,811,188
REV Group, Inc.	645,061	17,094,116
Ryder System, Inc.	102,045	14,927,143
SkyWest, Inc. (a)	151,528	14,425,466
Textron, Inc.	132,360	10,644,391
Wabash National Corp.	434,775	7,582,476
		161,194,996

Information Technology - 4.7%
Arrow Electronics, Inc. (a)	103,556	12,288,990
Avnet, Inc.	236,217	12,805,324
DXC Technology Co. (a)	581,989	11,558,302
TD SYNNEX Corp.	126,158	14,552,325
Xerox Holdings Corp.	791,066	6,463,009
		57,667,950

Materials - 14.6%
Alpha Metallurgical Resources, Inc.	40,947	8,529,260
Arch Resources, Inc.	81,178	11,913,683
Berry Global Group, Inc.	210,537	14,832,332
CF Industries Holdings, Inc.	151,279	12,439,672
Cleveland-Cliffs, Inc. (a)	832,355	10,803,968
Dow, Inc.	228,265	11,271,726
DuPont de Nemours, Inc.	164,945	13,688,786
Eastman Chemical Co.	128,482	13,502,173
Greif, Inc. - Class A	187,576	11,712,245
Huntsman Corp.	498,230	10,961,060
LyondellBasell Industries NV - Class A	123,218	10,701,483

The accompanying notes are an integral part of these financial statements.

Cambria Shareholder Yield ETF

Schedule of Investments

October 31, 2024 (Unaudited)

Mosaic Co.	358,077	9,582,140
Nucor Corp.	66,815	9,477,040
Olin Corp.	227,529	9,335,515
Ryerson Holding Corp.	396,637	8,642,720
Steel Dynamics, Inc.	87,708	11,445,894
		178,839,697

Utilities - 1.0%
UGI Corp.	527,953	12,623,356
TOTAL COMMON STOCKS (Cost $1,196,100,588)		1,210,372,615

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
First American Treasury Obligations Fund - Class X, 4.74% (b)	13,551,756	13,551,756
TOTAL SHORT-TERM INVESTMENTS (Cost $13,551,756)		13,551,756

TOTAL INVESTMENTS - 100.0% (Cost $1,209,652,344)		1,223,924,371
Other Assets in Excess of Liabilities - 0.0% (c)		344,817
TOTAL NET ASSETS - 100.0%		$1,224,269,188

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Cambria Foreign Shareholder Yield ETF

Schedule of Investments

October 31, 2024 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Australia - 5.8%
AGL Energy Ltd.	423,876	$2,923,418
Fortescue Ltd.	266,243	3,358,853
New Hope Corp. Ltd.	1,022,146	3,275,915
Santos Ltd.	708,855	3,162,844
Woodside Energy Group Ltd.	197,743	3,094,594
Yancoal Australia Ltd.	846,608	3,632,626
		19,448,250

Canada - 15.4%
ARC Resources Ltd.	205,152	3,397,713
Athabasca Oil Corp. (a)	936,300	3,476,620
Canadian Natural Resources Ltd.	101,859	3,463,945
Cenovus Energy, Inc.	202,228	3,251,973
Centerra Gold, Inc.	460,438	3,254,002
iA Financial Corp., Inc.	41,882	3,412,284
Imperial Oil Ltd.	48,851	3,645,361
Labrador Iron Ore Royalty Corp.	140,783	3,079,865
Mullen Group Ltd.	322,430	3,487,482
Parex Resources, Inc.	387,900	3,602,217
Power Corp. of Canada	107,146	3,386,717
Secure Energy Services, Inc.	366,915	4,087,228
Suncor Energy, Inc.	91,706	3,461,822
Trican Well Service Ltd.	970,710	3,220,943
Whitecap Resources, Inc.	448,949	3,350,149
		51,578,321

Denmark - 1.9%
D/S Norden AS	82,888	2,842,807
Scandinavian Tobacco Group AS	223,622	3,358,691
		6,201,498

France - 8.7%
Amundi SA	45,207	3,270,061
AXA SA	86,659	3,253,966
Coface SA	207,586	3,346,377
Eurazeo SE	41,517	3,158,946
Metropole Television SA	248,098	3,119,677
Orange SA	288,866	3,171,987
Rubis SCA	127,449	3,116,458
SCOR SE	153,004	3,286,991
TotalEnergies SE	50,674	3,163,921
		28,888,384

Germany - 5.0%
Bayerische Motoren Werke AG	40,660	3,198,559
Deutsche Bank AG	202,289	3,437,899
Freenet AG	113,772	3,378,521
Heidelberg Materials AG	31,301	3,445,619
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,243	3,193,041
		16,653,639

Hong Kong - 6.3%
CK Hutchison Holdings Ltd.	585,529	3,080,503
Shougang Fushan Resources Group Ltd.	9,981,377	3,607,835
Shougang Fushan Resources Group Ltd. (a)	332,712	8,303
Skyworth Group Ltd.	8,766,439	3,484,428
VTech Holdings Ltd.	498,622	3,707,227
WH Group Ltd.	4,354,465	3,394,355

The accompanying notes are an integral part of these financial statements.

Cambria Foreign Shareholder Yield ETF

Schedule of Investments

October 31, 2024 (Unaudited)

Yue Yuen Industrial Holdings Ltd.	1,823,686	3,837,808
		21,120,459

Italy - 4.2%
Anima Holding SpA	577,192	3,503,346
BPER Banca SPA	625,673	3,811,220
Eni SpA	219,807	3,350,196
Intesa Sanpaolo SpA	814,411	3,487,688
		14,152,450

Japan - 24.7%
Amada Co. Ltd.	337,000	3,364,677
Artience Co. Ltd.	127,900	3,106,167
Dai Nippon Printing Co. Ltd.	196,000	3,444,254
Daicel Corp.	368,400	3,302,362
Dai-ichi Life Holdings, Inc.	136,592	3,473,684
Idemitsu Kosan Co. Ltd.	486,967	3,355,630
Inpex Corp.	247,400	3,278,530
Japan Post Holdings Co. Ltd.	352,100	3,284,861
Kamigumi Co. Ltd.	150,600	3,165,831
Kansai Paint Co. Ltd.	192,660	3,170,001
Kawasaki Kisen Kaisha Ltd.	227,600	3,183,913
Kokuyo Co. Ltd.	196,300	3,185,321
Nagase & Co. Ltd.	153,466	3,222,039
Nippon Yusen KK	94,700	3,202,373
Press Kogyo Co. Ltd.	842,700	3,072,633
Sankyo Co. Ltd.	237,573	3,188,175
Seiko Epson Corp.	183,521	3,392,252
Shibaura Mechatronics Corp.	60,396	4,324,789
Sojitz Corp.	147,600	3,066,824
Sompo Holdings, Inc.	153,820	3,365,129
Sumitomo Bakelite Co. Ltd.	124,900	3,334,996
Suruga Bank Ltd.	450,945	3,258,771
T&D Holdings, Inc.	199,900	3,247,684
Taiheiyo Cement Corp.	149,600	3,313,176
Tamron Co. Ltd.	108,875	3,131,392
		82,435,464

Luxembourg - 1.9%
APERAM SA	118,871	3,224,786
RTL Group SA	102,376	3,257,262
		6,482,048

Netherlands - 1.9%
NN Group NV	68,807	3,382,233
Stellantis NV	223,189	3,057,976
		6,440,209

Norway - 4.4%
Equinor ASA	138,018	3,312,999
Golden Ocean Group Ltd.	265,226	2,859,566
Hoegh Autoliners ASA	253,710	2,643,149
Telenor ASA	264,645	3,250,263
Wallenius Wilhelmsen ASA	277,411	2,728,666
		14,794,643

Singapore - 1.0%
Venture Corp. Ltd.	319,700	3,220,000

Spain - 2.0%

The accompanying notes are an integral part of these financial statements.

Cambria Foreign Shareholder Yield ETF

Schedule of Investments

October 31, 2024 (Unaudited)

ACS Actividades de Construccion y Servicios SA	73,351	3,510,648
Repsol SA	256,894	3,199,543
		6,710,191

Sweden - 1.0%
SSAB AB - Class B	706,622	3,324,016

Switzerland - 1.0%
Glencore PLC	637,470	3,339,747

United Kingdom - 12.0%
abrdn PLC	1,619,840	2,760,236
Aviva PLC - Class B (a)	526,229	3,074,510
Balfour Beatty PLC	597,962	3,429,615
Bellway PLC	83,372	3,048,832
BP PLC	642,408	3,120,009
British American Tobacco PLC	90,472	3,143,981
Future PLC	250,607	2,835,615
Kingfisher PLC	799,514	3,015,497
Legal & General Group PLC	1,139,732	3,190,580
Rio Tinto PLC	50,644	3,275,613
Shell PLC	101,549	3,376,368
Tesco PLC	702,715	3,100,746
TORM PLC - Class A	99,755	2,599,427
		39,971,029
TOTAL COMMON STOCKS (Cost $321,146,213)		324,760,348

SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
First American Treasury Obligations Fund - Class X, 4.74% (b)	7,370,340	7,370,340
TOTAL SHORT-TERM INVESTMENTS (Cost $7,370,340)		7,370,340

TOTAL INVESTMENTS - 99.4% (Cost $328,516,553)		332,130,688
Other Assets in Excess of Liabilities - 0.6%		1,862,187
TOTAL NET ASSETS - 100.0%		$333,992,875

Percentages are stated as a percent of net assets.

AB - Aktiebolag

AG - Aktiengesellschaft

AS - Aksjeselskap

ASA - Advanced Subscription Agreement

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

SE - Societas Europeae

SpA - Societa per Azioni

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

The accompanying notes are an integral part of these financial statements.

Cambria Global Value ETF

Schedule of Investments

October 31, 2024 (Unaudited)

COMMON STOCKS - 92.9%	Shares	Value
Austria - 8.7%
ANDRITZ AG	15,161	$912,797
AT&S Austria Technologie & Systemtechnik AG (a)	38,247	699,348
BAWAG Group AG	14,869	1,148,335
Erste Group Bank AG	19,105	1,075,232
EVN AG	30,541	848,795
OMV AG	19,462	806,568
Raiffeisen Bank International AG	46,731	838,213
Verbund AG - Class A	12,065	986,901
voestalpine AG	34,434	713,528
Wienerberger AG	26,399	795,419
		8,825,136

Brazil - 5.5%
Atacadao SA (a)	400,764	515,782
Banco Santander Brasil SA	170,184	805,451
Centrais Eletricas Brasileiras SA	126,560	829,299
JBS SA	150,584	942,436
Telefonica Brasil SA	94,920	864,984
TIM SA	269,320	771,962
Vale SA	73,636	789,107
		5,519,021

Chile - 8.3%
Banco Itau Chile SA	82,119	888,309
Banco Santander Chile	19,275,008	957,114
CAP SA (a)	124,670	748,212
Cencosud SA	526,207	1,091,361
Cia Sud Americana de Vapores SA	11,846,917	639,528
Colbun SA	7,024,712	869,486
Empresas CMPC SA	439,497	699,871
Empresas Copec SA	121,320	765,963
Enel Americas SA	9,028,136	845,607
Quinenco SA	260,904	845,329
		8,350,780

China - 9.9%
Bank of China Ltd. - Class H	1,791,655	850,414
China Construction Bank Corp. - Class H	1,180,170	915,402
China Life Insurance Co. Ltd. - Class H	616,381	1,308,227
China Railway Group Ltd. - Class H	1,778,249	887,512
CITIC Ltd.	997,176	1,171,096
COSCO Shipping Holdings Co. Ltd. - Class H	484,299	718,901
PetroChina Co. Ltd. - Class H	984,578	739,627
PICC Property & Casualty Co. Ltd. - Class H	725,837	1,103,587
Postal Savings Bank of China Co. Ltd. - Class H	1,516,621	872,036
The People's Insurance Co. Group of China Ltd. - Class H	2,795,774	1,413,333
		9,980,135

Colombia - 7.0%
Bancolombia SA	106,332	915,485
Celsia SA ESP	848,723	709,627
Cementos Argos SA	419,312	810,150
Ecopetrol SA	1,542,255	597,699
Grupo Argos SA	221,702	971,927
Grupo Bolivar SA	54,339	738,232
Grupo de Inversiones Suramericana SA	88,588	698,654
Grupo Energia Bogota SA ESP	1,522,400	868,665
Interconexion Electrica SA ESP	195,115	776,889

The accompanying notes are an integral part of these financial statements.

Cambria Global Value ETF

Schedule of Investments

October 31, 2024 (Unaudited)

		7,087,328

Czech Republic - 9.1%
CEZ AS	64,722	2,507,926
Komercni Banka AS	68,374	2,361,583
Moneta Money Bank AS	565,054	2,815,815
Philip Morris CR AS	2,184	1,523,684
		9,209,008

Greece - 0.0%(b)
FF Group (a)(c)(d)	25,214	0

Hong Kong - 9.6%
BOC Hong Kong Holdings Ltd.	306,229	1,000,530
China Overseas Land & Investment Ltd.	499,472	954,728
China Resources Land Ltd.	253,579	843,187
CK Asset Holdings Ltd.	224,827	921,102
CK Hutchison Holdings Ltd.	192,847	1,014,579
Geely Automobile Holdings Ltd.	800,455	1,406,493
Sino Land Co. Ltd.	885,734	886,406
Swire Pacific Ltd. - Class A	99,724	838,292
Swire Properties Ltd.	464,865	947,179
Wharf Real Estate Investment Co. Ltd.	305,259	914,901
		9,727,397

Netherlands - 0.0%(b)
Ferrovial SE	554	22,224

Poland - 8.2%
Alior Bank SA	35,633	778,046
Asseco Poland SA	46,866	1,054,931
Jastrzebska Spolka Weglowa SA (a)	110,653	741,419
KGHM Polska Miedz SA	24,242	905,119
Orange Polska SA	461,100	894,841
ORLEN SA	54,271	706,258
PGE Polska Grupa Energetyczna SA (a)	495,278	852,778
Powszechny Zaklad Ubezpieczen SA	70,695	701,166
Tauron Polska Energia SA (a)	903,021	835,849
XTB SA	50,087	812,103
		8,282,510
Russia - 0.0%(b)
Alrosa PJSC (c)(d)	1,262,976	0
Gazprom Neft PJSC (c)(d)	334,880	0
Gazprom PJSC (a)(c)(d)	373,048	0
Rosneft Oil Co. PJSC (c)(d)	198,016	0
Sberbank of Russia PJSC (c)(d)	287,609	0
Severstal PAO (c)(d)	82,992	0
Unipro PJSC (a)(c)(d)	22,421,984	0
		0

Singapore - 9.3%
CapitaLand Investment Ltd.	474,700	1,010,153
Genting Singapore Ltd.	1,318,200	833,546
Jardine Cycle & Carriage Ltd.	46,500	978,947
Oversea-Chinese Banking Corp. Ltd.	88,500	1,018,035
Sembcorp Industries Ltd.	230,300	878,994
Singapore Airlines Ltd.	191,000	934,389
Singapore Telecommunications Ltd.	432,085	1,024,177
United Overseas Bank Ltd.	39,900	971,741

The accompanying notes are an integral part of these financial statements.

Cambria Global Value ETF

Schedule of Investments

October 31, 2024 (Unaudited)

UOL Group Ltd.	214,700	873,108
Venture Corp. Ltd.	86,600	872,230
		9,395,320

Spain - 9.3%
Acciona SA	7,825	999,266
Acerinox SA	86,086	787,044
Banco Bilbao Vizcaya Argentaria SA	79,787	794,112
Banco Santander SA	179,150	875,357
CaixaBank SA	172,028	1,046,019
Endesa SA	49,350	1,063,140
Iberdrola SA	75,891	1,126,399
Mapfre SA	373,685	1,067,404
Repsol SA	56,532	704,091
Unicaja Banco SA	737,006	923,532
		9,386,364

United Kingdom - 8.0%
Anglo American PLC	28,131	870,569
Aviva PLC - Class B (a)	155,359	907,690
Barclays PLC	380,393	1,164,939
BP PLC	139,795	678,948
Legal & General Group PLC	288,925	808,820
Lloyds Banking Group PLC	1,424,356	980,769
Rio Tinto PLC	13,976	903,956
Shell PLC	25,262	839,928
Vodafone Group PLC	1,050,364	975,439
		8,131,058
TOTAL COMMON STOCKS (Cost $103,019,880)		93,916,281

PREFERRED STOCKS - 3.0%
Brazil - 2.3%
Gerdau SA 0.00%	245,656	775,948
Itau Unibanco Holding SA 0.00%	144,488	878,540
Petroleo Brasileiro SA 0.00%	111,696	692,485
		2,346,973

Colombia - 0.7%
Banco Davivienda SA 0.00%	167,726	716,348
TOTAL PREFERRED STOCKS (Cost $3,245,914)		3,063,321

REAL ESTATE INVESTMENT TRUSTS - 0.9%
United Kingdom - 0.9%
Segro PLC	84,151	852,014
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,067,388)		852,014

SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%
First American Treasury Obligations Fund - Class X, 4.74% (e)	2,557,599	2,557,599
TOTAL SHORT-TERM INVESTMENTS (Cost $2,557,599)		2,557,599

TOTAL INVESTMENTS - 99.3% (Cost $109,890,781)		100,389,215
Other Assets in Excess of Liabilities - 0.7%		666,592
TOTAL NET ASSETS - 100.0%		$101,055,807

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft

The accompanying notes are an integral part of these financial statements.

Cambria Global Value ETF

Schedule of Investments

October 31, 2024 (Unaudited)

AS – Aksjeselskap

PAO – Russian Public Stock Company

PJSC - Public Joint Stock Company

PLC - Public Limited Company

SA - Sociedad Anónima

SE - Societas Europeae

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

(c)	These securities are considered to be illiquid. The aggregate value of these securities on October 31, 2024, was $0, which represents 0.00% of the Fund’s net assets.
(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of October 31, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

The accompanying notes are an integral part of these financial statements.

Cambria Global Momentum ETF

Schedule of Investments

October 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 99.8%	Shares	Value
Cambria Emerging Shareholder Yield ETF (a)	379,837	$12,618,185
Cambria Foreign Shareholder Yield ETF (a)	248,730	6,578,909
Cambria Micro and SmallCap Shareholder Yield ETF (a)	491,813	12,784,679
Cambria Shareholder Yield ETF (a)	93,689	6,560,104
Graniteshares Gold Trust (b)	253,536	6,870,826
Grizzle Growth ETF (c)(d)	214,912	6,888,381
Invesco DB Precious Metals Fund	103,345	6,880,297
iShares Global Financials ETF	72,519	6,881,241
iShares Global Industrials ETF	44,823	6,493,956
iShares Global Tech ETF	79,193	6,388,499
iShares Global Utilities ETF	95,727	6,578,560
iShares Residential and Multisector Real Estate ETF	76,788	6,563,838
VanEck Bitcoin Trust (b)	53,852	4,262,924
VanEck Gold Miners ETF	167,406	6,753,158
Vanguard Small-Cap Value ETF	34,933	6,944,680
TOTAL EXCHANGE TRADED FUNDS (Cost $97,745,459)		110,048,237

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.74% (e)	185,990	185,990
TOTAL SHORT-TERM INVESTMENTS (Cost $185,990)		185,990

TOTAL INVESTMENTS - 100.0% (Cost $97,931,449)		110,234,227
Liabilities in Excess of Other Assets - (0.0)% (f)		(52,425)
TOTAL NET ASSETS - 100.0%		$110,181,802

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940.

(b)	Non-income producing security.

(c)	Affiliated investment managed by Tidal Investments LLC, the Fund’s sub-adviser.

(d)	Affiliated investment due to the Fund holding more than 5% of the outstanding shares.

(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

(f)	Represents less than 0.05% of net assets.

Transactions with affiliated companies during the period ended October 31, 2024, were as follows:

							Share
	Market					Market	Balance
	Value as of					Value as of	as of		Change in
	April 30,		Purchases			October 31,	October		Unrealized	Realized
Security Name	2024	Purchases	In-Kind	Sales	Sales In-Kind	2024	31, 2024	Dividends	Gain (Loss)	Gain/(Loss)
Cambria	$16,820,228	$—	$—	$—	$(3,809,394)	$12,618,185	379,837	$472,181	$(1,066,376)	$673,727
Emerging
Shareholder Yield
ETF
Cambria Foreign	16,499,017	—	—	(6,194,411)	(3,666,987)	6,578,909	248,730	447,818	(621,605)	562,895
Shareholder Yield
ETF
Cambria Micro	16,202,026	—	—	—	(3,869,586)	12,784,679	491,813	362,766	144,284	307,955
and SmallCap
Shareholder Yield
ETF
Cambria	16,435,311	—	—	(6,536,834)	(3,543,843)	6,560,104	93,689	123,247	(841,360)	1,046,830
Shareholder Yield
ETF
Grizzle Growth	8,237,900	—	—	(310,019)	(2,047,166)	6,888,381	214,912	—	490,153	517,513
ETF
	$74,194,484	$—	$—	$(13,041,264)	$(16,936,976)	$45,430,258	1,428,981	$1,406,012	$(1,894,906)	$3,108,920

The accompanying notes are an integral part of these financial statements.

Cambria Global Momentum ETF

Schedule of Investments

October 31, 2024 (Unaudited)

Investments no longer affiliated as of October 31, 2024:

Security Name	Market	Purchases	Purchases	Sales	Sales In-Kind	Market	Share	Dividends	Change in	Realized
	Value as of		In-Kind			Value as of	Balance		Unrealized	Gain/(Loss)
	April 30,					October 31,	as of		Gain (Loss)
	2024					2024	October
							31, 2024
Cambria Value	$8,331,882	$—	$—	$(7,914,191)	$(174,891)	$—	—	$—	$(738,523)	$495,723
and Momentum
ETF
Grand Total	$82,526,364	$—	$—	$(20,955,455)	$(17,111,867)	$45,430,258	1,428,981	$1,406,012	$(2,633,427)	$3,604,643

The accompanying notes are an integral part of these financial statements.

Cambria Global Asset Allocation ETF

Schedule of Investments

October 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 99.8%	Shares	Value
Alpha Architect 1-3 Month Box ETF	4,919	$538,139
Alpha Architect International Quantitative Momentum ETF (a)	39,589	1,099,387
Alpha Architect US Quantitative Momentum ETF (a)	44,999	2,869,811
Cambria Emerging Shareholder Yield ETF (b)	159,649	5,303,540
Cambria Foreign Shareholder Yield ETF (a)(b)	96,997	2,565,571
Cambria Global Real Estate ETF (a)(b)	152,262	3,991,731
Cambria Global Value ETF (b)	148,324	3,174,430
Cambria LargeCap Shareholder Yield ETF (a)(b)	43,634	1,145,301
Cambria Micro and SmallCap Shareholder Yield ETF (b)	45,001	1,169,801
Cambria Shareholder Yield ETF (b)	31,823	2,228,246
Cambria Tactical Yield ETF (a)(b)	126,071	3,182,662
Cambria Value and Momentum ETF (b)	82,243	2,438,916
Graniteshares Gold Trust (a)(c)	89,333	2,420,924
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	237,591	3,240,741
J.P. Morgan USD Emerging Markets Sovereign Bond ETF	41,490	1,628,188
Schwab US TIPS ETF	55,383	1,457,127
SPDR FTSE International Government Inflation-Protected Bond ETF	33,289	1,269,090
VanEck Bitcoin Trust (c)	2,128	168,452
VanEck Emerging Markets High Yield Bond ETF	112,145	2,194,678
VanEck Gold Miners ETF	16,601	669,684
VanEck International High Yield Bond ETF (a)	51,939	1,097,211
VanEck J. P. Morgan EM Local Currency Bond ETF	64,731	1,563,254
Vanguard Intermediate-Term Corporate Bond ETF (a)	19,960	1,624,145
Vanguard Intermediate-Term Treasury ETF (a)	17,912	1,053,226
Vanguard Long-Term Treasury ETF	17,572	1,021,460
Vanguard Short-Term Corporate Bond ETF	14,080	1,104,154
Vanguard Total Bond Market ETF	28,938	2,113,921
Vanguard Total International Bond ETF	53,103	2,645,590
TOTAL EXCHANGE TRADED FUNDS (Cost $53,688,418)		54,979,380

SHORT-TERM INVESTMENTS - 6.7%
Investments Purchased with Proceeds from Securities Lending - 6.5%
First American Government Obligations Fund - Class X, 4.78% (d)	3,604,901	3,604,901

Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.74% (d)	113,330	113,330
TOTAL SHORT-TERM INVESTMENTS (Cost $3,718,231)		3,718,231

TOTAL INVESTMENTS - 106.5% (Cost $57,406,649)		58,697,611
Liabilities in Excess of Other Assets - (6.5) %		(3,598,918)
TOTAL NET ASSETS - 100.0%		$55,098,693

Percentages are stated as a percent of net assets.

EM – Emerging Markets

FTSE – Financial Times Stock Exchange

SPDR – Standard & Poor’s Depository Receipt

TIPS – Treasury Inflation Protected Security

(a)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $3,513,051 which represented 6.4% of net assets.

(b)	Affiliated company as defined by the Investment Company Act of 1940.

(c)	Non-income producing security.

(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

The accompanying notes are an integral part of these financial statements.

Cambria Global Asset Allocation ETF

Schedule of Investments

October 31, 2024 (Unaudited)

Transactions with affiliated companies during the period ended October 31, 2024, were as follows:

Security Name	Market	Purchases	Purchases	Sales	Sales In-	Market Value	Share	Dividends	Change in	Realized
	Value as of		In-Kind		Kind	as of October	Balance as		Unrealized	Gain/(Loss)
	April 30,					31, 2024	of October		Gain
	2024						31, 2024		(Loss)
Cambria Emerging	$5,466,382	$—	$283,273	$—	$(287,222)	$5,303,540	159,649	$164,657	$(202,696)	$43,803
Shareholder Yield
ETF
Cambria Foreign	2,599,520	—	138,369	—	(139,952)	2,565,571	96,997	72,042	(45,132)	12,766
Shareholder Yield
ETF
Cambria Global Real	3,609,995	—	216,163	—	(211,946)	3,991,731	152,262	170,460	356,443	21,076
Estate ETF
Cambria Global	3,201,069	—	168,215	—	(170,825)	3,174,430	148,324	143,877	(36,315)	12,286
Value ETF
Cambria LargeCap	—	1,102,631	59,995	—	(62,440)	1,145,301	43,634	5,429	40,695	4,420
Shareholder Yield
ETF
Cambria Micro and	1,146,274	—	61,260	—	(62,871)	1,169,801	45,001	31,077	21,917	3,221
SmallCap
Shareholder Yield
ETF
Cambria Shareholder	3,522,059	—	116,628	(1,343,950)	(121,147)	2,228,246	31,823	29,816	(433,995)	488,651
Yield ETF
Cambria Tactical	3,187,075	—	168,590	—	(167,060)	3,182,662	126,071	90,940	(6,688)	745
Yield ETF
Cambria Value and	2,360,728	—	124,496	—	(128,918)	2,438,916	82,243	11,448	21,579	61,031
Momentum ETF
	$25,093,102	$1,102,631	$1,336,989	$(1,343,950)	$(1,352,381)	$25,200,198	886,004	$719,746	$(284,192)	$647,999

The accompanying notes are an integral part of these financial statements.

Cambria Value and Momentum ETF

Schedule of Investments

October 31, 2024 (Unaudited)

COMMON STOCKS - 90.0%	Shares	Value
Communication Services - 2.8%
AT&T, Inc.	20,216	$455,669
Fox Corp. - Class A	10,414	437,387
Telephone and Data Systems, Inc.	20,408	607,138
		1,500,194

Consumer Discretionary - 21.3%
Adtalem Global Education, Inc. (a)	5,882	475,971
Beazer Homes USA, Inc. (a)	14,356	441,591
Caleres, Inc.	10,779	321,753
Century Communities, Inc.	4,339	384,696
DR Horton, Inc.	3,817	645,073
General Motors Co.	8,961	454,860
Green Brick Partners, Inc. (a)	5,403	372,861
Group 1 Automotive, Inc.	1,140	415,325
KB Home	5,888	462,208
Lennar Corp. - Class A	3,578	609,333
M/I Homes, Inc. (a)	3,228	489,333
Meritage Homes Corp.	3,139	568,787
Mohawk Industries, Inc. (a)	2,801	376,090
Patrick Industries, Inc.	4,850	611,003
Perdoceo Education Corp.	28,178	629,778
Phinia, Inc.	9,337	434,917
PulteGroup, Inc.	6,273	812,542
Rush Street Interactive, Inc. (a)	40,855	442,051
Stride, Inc. (a)	5,203	485,336
Taylor Morrison Home Corp. (a)	9,437	646,435
Toll Brothers, Inc.	3,488	510,783
Tri Pointe Homes, Inc. (a)	9,463	382,589
Williams-Sonoma, Inc.	3,093	414,864
		11,388,179

Consumer Staples - 2.7%
Cal-Maine Foods, Inc.	5,962	523,344
Ingredion, Inc.	3,208	425,894
Pilgrim's Pride Corp. (a)	10,129	490,649
		1,439,887

Energy - 5.2%
CNX Resources Corp. (a)	15,765	536,483
CONSOL Energy, Inc.	6,165	683,822
Liberty Energy, Inc.	19,515	333,121
Select Water Solutions, Inc.	38,902	412,361
SM Energy Co.	9,926	416,594
World Kinect Corp.	14,444	377,711
		2,760,092

Financials - 26.2%(b)
Aflac, Inc.	4,023	421,570
Ally Financial, Inc.	10,617	372,126
Assurant, Inc.	1,889	362,121
Bread Financial Holdings, Inc.	10,072	502,089
Brookfield Asset Management Ltd.	3,682	195,293
Capital One Financial Corp.	2,978	484,789
Citizens Financial Group, Inc.	11,229	472,965
Corebridge Financial, Inc.	14,067	446,909
Customers Bancorp, Inc. (a)	6,317	291,403
Enova International, Inc. (a)	8,115	705,275
Equitable Holdings, Inc.	9,288	421,118

The accompanying notes are an integral part of these financial statements.

Cambria Value and Momentum ETF

Schedule of Investments

October 31, 2024 (Unaudited)

Fidelity National Financial, Inc.	6,460	388,698
First Citizens BancShares, Inc. - Class A	250	484,337
Hartford Financial Services Group, Inc.	4,444	490,795
Heartland Financial USA, Inc.	8,962	533,239
Jackson Financial, Inc. - Class A	6,010	600,700
Lincoln National Corp.	11,901	413,560
Loews Corp.	7,936	626,627
Mercury General Corp.	8,138	550,373
MGIC Investment Corp.	19,801	495,817
Mr. Cooper Group, Inc. (a)	9,222	816,608
Oscar Health, Inc. - Class A (a)	35,696	599,693
Primerica, Inc.	1,586	439,021
Prudential Financial, Inc.	3,231	395,733
Radian Group, Inc.	12,173	424,959
Reinsurance Group of America, Inc.	2,050	432,714
Robinhood Markets, Inc. - Class A (a)	22,846	536,653
Skyward Specialty Insurance Group, Inc. (a)	11,617	513,588
Synchrony Financial	10,116	557,796
		13,976,569

Health Care - 2.4%
Tenet Healthcare Corp. (a)	2,758	427,545
United Therapeutics Corp. (a)	1,226	458,487
Universal Health Services, Inc. - Class B	1,828	373,479
		1,259,511

Industrials - 17.8%
ABM Industries, Inc.	8,435	447,561
Apogee Enterprises, Inc.	5,845	437,440
Argan, Inc.	4,393	580,052
Boise Cascade Co.	3,955	526,134
DNOW, Inc. (a)	31,119	368,138
EMCOR Group, Inc.	1,215	541,975
HNI Corp.	8,398	413,853
IES Holdings, Inc. (a)	2,237	489,154
Korn Ferry	5,978	422,346
Matson, Inc.	3,424	530,343
MillerKnoll, Inc.	16,005	357,872
Mueller Industries, Inc.	12,512	1,025,609
Powell Industries, Inc.	2,026	516,589
REV Group, Inc.	21,982	582,523
SkyWest, Inc. (a)	7,378	702,385
Sterling Infrastructure, Inc. (a)	5,268	813,642
Tutor Perini Corp. (a)	16,702	432,916
UFP Industries, Inc.	2,550	311,967
		9,500,499

Information Technology - 5.5%
Benchmark Electronics, Inc.	9,602	415,767
Cirrus Logic, Inc. (a)	3,580	393,156
ePlus, Inc. (a)	5,575	495,896
Insight Enterprises, Inc. (a)	2,170	379,576
InterDigital, Inc. (c)	3,230	485,921
ScanSource, Inc. (a)	8,687	368,416
TD SYNNEX Corp.	3,227	372,234
		2,910,966

Materials - 3.6%
Century Aluminum Co. (a)	27,111	478,509
Louisiana-Pacific Corp.	4,099	405,391

The accompanying notes are an integral part of these financial statements.

Cambria Value and Momentum ETF

Schedule of Investments

October 31, 2024 (Unaudited)

Resolute Forest Products (a)(d)(e)	66,033	93,767
Sylvamo Corp.	5,250	446,355
Warrior Met Coal, Inc.	7,686	485,217
		1,909,239

Utilities - 2.5%
NRG Energy, Inc.	4,828	436,451
Vistra Corp.	7,128	890,716
		1,327,167
TOTAL COMMON STOCKS (Cost $40,676,658)		47,972,303

SHORT-TERM INVESTMENTS - 6.1%
Investments Purchased with Proceeds from Securities Lending - 0.3%
First American Government Obligations Fund - Class X, 4.78% (f)	148,037	148,037

Money Market Funds - 5.8%
First American Treasury Obligations Fund - Class X, 4.74% (f)	3,117,236	3,117,236
TOTAL SHORT-TERM INVESTMENTS (Cost $3,265,272)		3,265,273

TOTAL INVESTMENTS - 96.1% (Cost $43,941,930)		51,237,576
Other Assets in Excess of Liabilities - 3.9%		2,099,003
TOTAL NET ASSETS - 100.0%		$53,336,579

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $147,732 which represented 0.3% of net assets.

(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $93,767 or 0.2% of net assets as of October 31, 2024.

(e)	This security is considered to be illiquid. The aggregate value of this security on October 31, 2024, was $0, which represents 0.0% of the Fund’s net assets.

(f)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

The open futures contracts held by the Fund as of October 31, 2024, were as follows:

	Number of				Unrealized
	Contracts	Expiration	Notional		Appreciation
Type of Contract	Short	Date	Amount	Notional Value	(Depreciation)
S&P 500 Index	(78)	12/20/2024	$22,380,150	$22,483,962	$ 103,812

The accompanying notes are an integral part of these financial statements.

Cambria Global Tail Risk ETF

Schedule of Investments

October 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 90.7%		Shares	Value
iShares® 7-10 Year Treasury Bond ETF		4,218	$398,685
iShares® TIPS Bond ETF		3,628	392,949
VanEck J.P. Morgan EM Local Currency Bond ETF		14,576	352,010
Vanguard Total International Bond ETF		7,111	354,270
TOTAL EXCHANGE TRADED FUNDS (Cost $1,493,848)			1,497,914

PURCHASED OPTIONS - 4.8%	Notional Amount	Contracts
Put Options - 4.8%(a)(b)
MSCI EAFE Index
Expiration: 12/20/2024; Exercise Price: $2,000.00	$466,588	2	1,170
Expiration: 03/21/2025; Exercise Price: $2,100.00	1,866,352	8	20,000
Expiration: 06/20/2025; Exercise Price: $2,200.00	466,588	2	11,960
Expiration: 09/19/2025; Exercise Price: $2,200.00	466,588	2	15,550
MSCI Emerging Markets Index
Expiration: 12/20/2024; Exercise Price: $900.00	223,904	2	350
Expiration: 03/21/2025; Exercise Price: $950.00	895,616	8	8,040
Expiration: 06/20/2025; Exercise Price: $1,000.00	447,808	4	10,040
Expiration: 09/19/2025; Exercise Price: $1,100.00	223,904	2	11,810
TOTAL PURCHASED OPTIONS (Cost $112,616)			78,920

SHORT-TERM INVESTMENTS - 0.0%(c)		Shares
Money Market Funds - 0.0%
First American Treasury Obligations Fund - Class X, 4.74% (d)		141	141
TOTAL SHORT-TERM INVESTMENTS (Cost $141)			141

TOTAL INVESTMENTS - 95.5% (Cost $1,606,605)			1,576,975
Other Assets in Excess of Liabilities - 4.5%			74,368
TOTAL NET ASSETS - 100.0%			$1,651,343

Percentages are stated as a percent of net assets.

EAFE – Europe, Australasia and Far East

EM – Emerging Markets

MSCI – Morgan Stanley Capital International

TIPS – Treasury Inflation Protected Security

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Represents less than 0.05% of net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

The accompanying notes are an integral part of these financial statements.

Cambria Emerging Shareholder Yield ETF

Schedule of Investments

October 31, 2024 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Brazil - 4.3%
Companhia de Saneamento de Minas Gerais	970,400	$3,860,852
Direcional Engenharia SA	853,200	4,594,461
Petroleo Brasileiro SA	598,600	4,033,190
TIM SA	1,294,200	3,709,612
Vibra Energia SA	1,130,800	4,369,920
		20,568,035

China - 18.4%
Anhui Conch Cement Co. Ltd. - Class H	1,292,500	3,757,413
Bank of Communications Co. Ltd. - Class H	7,150,000	5,417,154
CGN Power Co. Ltd. - Class H	16,022,000	5,770,649
China Pacific Insurance Group Co. Ltd. - Class H	1,589,900	5,532,061
China Petroleum & Chemical Corp. - Class H	9,246,000	5,209,282
China Shenhua Energy Co. Ltd. - Class H	2,002,000	8,665,608
COSCO Shipping Holdings Co. Ltd. - Class H	2,681,000	3,979,720
E-Commodities Holdings Ltd.	20,808,000	3,827,509
Fufeng Group Ltd.	8,092,000	4,569,517
Huadian Power International Corp. Ltd. - Class H	12,766,000	6,355,002
JNBY Design Ltd.	2,694,500	5,157,402
Lonking Holdings Ltd.	16,617,000	3,184,848
People's Insurance Co. Group of China Ltd. - Class H	13,589,000	6,869,576
PetroChina Co. Ltd. - Class H	7,548,000	5,670,151
PICC Property & Casualty Co. Ltd. - Class H	3,574,000	5,434,028
Shenzhen Expressway Corp. Ltd. - Class H	4,004,000	3,636,207
Sinopec Engineering Group Co. Ltd. - Class H	7,031,000	4,892,876
		87,929,003

Czech Republic - 0.8%
CEZ AS	105,341	4,081,880

Hong Kong - 0.6%
China Medical System Holdings Ltd.	2,860,000	2,865,849

India - 5.9%
Bank of Baroda	771,696	2,303,169
Coal India Ltd.	829,518	4,459,512
Indian Bank	833,031	5,870,312
Oil & Natural Gas Corp. Ltd.	1,216,332	3,849,937
Oil India Ltd.	1,235,169	6,929,682
Vedanta Ltd.	878,370	4,847,494
		28,260,106

Indonesia - 1.3%
Indo Tambangraya Megah Tbk PT	1,791,800	2,862,656
United Tractors Tbk PT	2,023,000	3,538,155
		6,400,811

Mexico - 3.1%
Arca Continental SAB de CV	578,000	4,930,599
Banco del Bajio SA	1,676,200	3,716,884
Genomma Lab Internacional SAB de CV - Class B	4,613,000	6,178,485
		14,825,968

Poland - 5.2%
Alior Bank SA	201,960	4,409,794
Bank Polska Kasa Opieki SA	105,703	3,702,345
Powszechna Kasa Oszczednosci Bank Polski SA	463,897	6,466,917

The accompanying notes are an integral part of these financial statements.

Cambria Emerging Shareholder Yield ETF

Schedule of Investments

October 31, 2024 (Unaudited)

Powszechny Zaklad Ubezpieczen SA	488,783	4,847,838
XTB SA	326,835	5,299,255
		24,726,149

Russia - 0.0%(a)
Alrosa PJSC (b)(c)	538,800	0
Federal Grid Co. - Rosseti PJSC (b)(c)(d)	328,200,000	4
Gazprom Neft PJSC (b)(c)	223,200	0
Gazprom PJSC (b)(c)(d)	423,000	0
Inter RAO UES PJSC (b)(c)	11,040,000	0
LUKOIL PJSC (b)(c)	17,160	0
Magnitogorsk Iron & Steel Works PJSC (b)(c)	1,560,000	0
NovaBev Group PJSC (b)(c)	162,720	0
Novolipetsk Steel PJSC (b)(c)	458,400	0
OGK-2 PJSC (b)(c)(d)	94,200,000	1
Sberbank of Russia PJSC (b)(c)	276,600	0
Severstal PAO (b)(c)	85,200	0
Unipro PJSC (b)(c)(d)	21,240,000	0
		5

South Africa - 14.4%
Exxaro Resources Ltd.	350,312	3,291,502
FirstRand Ltd.	995,490	4,353,504
Investec Ltd.	929,580	7,249,986
Investec PLC	945,977	7,355,334
Kumba Iron Ore Ltd.	142,802	2,689,181
Motus Holdings Ltd.	917,157	6,138,137
Nedbank Group Ltd.	335,031	5,644,598
Reunert Ltd.	1,659,179	7,552,417
Sanlam Ltd.	1,068,830	5,318,687
Tiger Brands Ltd.	384,231	5,152,793
Truworths International Ltd.	2,206,260	13,984,660
		68,730,799

South Korea - 11.6%
DB Insurance Co. Ltd.	72,828	5,768,189
Doosan Bobcat, Inc.	93,771	2,548,125
GS Holdings Corp.	136,414	4,072,650
Hanmi Semiconductor Co. Ltd.	121,407	8,093,800
HD Hyundai Co. Ltd.	80,123	4,633,200
KB Financial Group, Inc.	85,161	5,572,491
Kia Corp.	76,108	5,068,352
KT&G Corp.	66,199	5,262,341
Poongsan Corp.	129,655	6,520,331
Samsung C&T Corp.	40,034	3,394,187
Woori Financial Group, Inc.	417,188	4,664,645
		55,598,311

Taiwan - 28.6%(e)
Advancetek Enterprise Co. Ltd.	2,415,000	4,839,045
Asustek Computer, Inc.	552,000	9,906,367
Catcher Technology Co. Ltd.	838,000	6,172,534
Chicony Electronics Co. Ltd.	1,563,000	7,975,983
China Motor Corp.	1,189,000	2,556,870
Dimerco Express Corp.	2,352,054	6,210,480
Evergreen Marine Corp. Taiwan Ltd.	965,000	6,189,373
Evergreen Steel Corp.	1,177,000	3,765,371
Fusheng Precision Co. Ltd.	513,000	4,763,343
Global Mixed Mode Technology, Inc.	391,000	2,751,888
Holy Stone Enterprise Co. Ltd.	1,417,000	3,953,802

The accompanying notes are an integral part of these financial statements.

Cambria Emerging Shareholder Yield ETF

Schedule of Investments

October 31, 2024 (Unaudited)

Huaku Development Co. Ltd.	1,563,000	5,756,367
IEI Integration Corp.	2,268,000	5,429,326
ITE Technology, Inc.	1,696,000	7,172,534
L&K Engineering Co. Ltd.	778,000	5,512,047
Novatek Microelectronics Corp.	288,000	4,521,348
O-TA Precision Industry Co. Ltd.	1,384,000	3,572,310
Powertech Technology, Inc.	825,000	3,257,257
Radiant Opto-Electronics Corp.	1,124,000	7,419,663
Systex Corp.	1,410,000	5,875,000
TaiDoc Technology Corp.	838,000	4,119,382
Tong Yang Industry Co. Ltd.	1,229,000	4,104,338
Transcend Information, Inc.	1,410,000	4,242,322
Tripod Technology Corp.	1,124,000	6,770,662
Utechzone Co. Ltd.	1,518,000	6,372,378
Winstek Semiconductor Co. Ltd.	1,189,000	3,933,645
		137,143,635

Turkey - 3.1%
Dogus Otomotiv Servis ve Ticaret AS	589,507	3,618,074
Enerjisa Enerji AS	4,646,895	7,492,805
Turkiye Petrol Rafinerileri AS	864,151	3,646,760
		14,757,639
TOTAL COMMON STOCKS (Cost $439,967,963)		465,888,190

SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
First American Treasury Obligations Fund - Class X, 4.74% (f)	13,107,937	13,107,937
TOTAL SHORT-TERM INVESTMENTS (Cost $13,107,937)		13,107,937

TOTAL INVESTMENTS - 100.0% (Cost $453,075,900)		478,996,127
Liabilities in Excess of Other Assets - (0.0)% (a)		(219,648)
TOTAL NET ASSETS - 100.0%		$478,776,479

Percentages are stated as a percent of net assets.

AS – Aksjeselskap

PAO – Russian Public Stock Company

PJSC - Public Joint Stock Company

PLC - Public Limited Company

PT – Perseroan Terbatas

SA - Sociedad Anónima

SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Represents less than 0.05% of net assets.

(b)	These securities are considered to be illiquid. The aggregate value of these securities at October 31, 2024 was $5, which represents 0.00% of the Fund’s net assets.

(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $5 or 0.0% of net assets as of October 31, 2024.

(d)	Non-income producing security.

(e)	To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(f)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

The accompanying notes are an integral part of these financial statements.

Cambria Tail Risk ETF

Schedule of Investments

October 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 90.0%		Par	Value
U.S. Treasury Bond, 4.13%, 11/15/2032		$77,633,000	$77,044,688
TOTAL U.S. TREASURY OBLIGATIONS (Cost $78,574,088)			77,044,688

PURCHASED OPTIONS - 7.1%	Notional Amount	Contracts	Value
Put Options - 7.1%(a)(b)
S&P 500® Index
Expiration: 12/20/2024; Exercise Price: $4,100.00	$9,699,265	17	13,345
Expiration: 12/20/2024; Exercise Price: $4,200.00	23,392,345	41	35,465
Expiration: 03/21/2025; Exercise Price: $4,400.00	57,054,500	100	321,500
Expiration: 03/21/2025; Exercise Price: $4,700.00	37,085,425	65	299,000
Expiration: 06/20/2025; Exercise Price: $4,700.00	22,251,255	39	279,435
Expiration: 06/20/2025; Exercise Price: $4,800.00	29,668,340	52	418,860
Expiration: 06/20/2025; Exercise Price: $4,900.00	39,367,605	69	625,830
Expiration: 09/19/2025; Exercise Price: $5,100.00	57,625,045	101	1,502,375
Expiration: 09/19/2025; Exercise Price: $5,200.00	29,097,795	51	843,030
Expiration: 12/19/2025; Exercise Price: $5,200.00	22,251,255	39	756,210
Expiration: 12/19/2025; Exercise Price: $5,400.00	25,103,980	44	1,029,380
TOTAL PURCHASED OPTIONS (Cost $9,059,721)			6,124,430

SHORT-TERM INVESTMENTS - 0.9%		Shares
Money Market Funds - 0.9%
First American Treasury Obligations Fund - Class X, 4.74% (c)		748,393	748,393
TOTAL SHORT-TERM INVESTMENTS (Cost $748,393)			748,393

TOTAL INVESTMENTS - 98.0% (Cost $88,382,202)			83,917,511
Other Assets in Excess of Liabilities - 2.0%			1,681,235
TOTAL NET ASSETS - 100.0%			$85,598,746

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

The accompanying notes are an integral part of these financial statements.

Cambria Trinity ETF

Schedule of Investments

October 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 100.0%	Shares	Value
Alpha Architect 1-3 Month Box ETF	10,169	$1,112,488
Cambria Chesapeake Pure Trend ETF (a)(b)	497,021	8,225,350
Cambria Emerging Shareholder Yield ETF (b)	243,771	8,098,073
Cambria Foreign Shareholder Yield ETF (b)	244,568	6,468,824
Cambria Global Real Estate ETF (b)	165,284	4,333,118
Cambria Global Value ETF (b)	207,044	4,431,156
Cambria LargeCap Shareholder Yield ETF (b)	65,101	1,708,764
Cambria Micro and SmallCap Shareholder Yield ETF (b)	218,718	5,685,574
Cambria Shareholder Yield ETF (b)	63,048	4,414,621
Cambria Tactical Yield ETF (b)	171,190	4,321,691
Cambria Value and Momentum ETF (b)	313,868	9,307,755
First Trust Managed Futures Strategy Fund	988	46,311
Graniteshares Gold Trust (a)	84,976	2,302,850
Grizzle Growth ETF (c)(d)	72,031	2,308,745
Invesco DB Precious Metals Fund	36,385	2,422,368
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	323,358	4,410,603
iShares Global Financials ETF	24,401	2,315,382
iShares Global Industrials ETF	16,972	2,458,903
iShares Global Tech ETF	26,646	2,149,533
iShares Global Utilities ETF	31,375	2,156,156
iShares Residential and Multisector Real Estate ETF	26,546	2,269,152
J.P. Morgan USD Emerging Markets Sovereign Bond ETF	84,067	3,299,033
Schwab US TIPS ETF	83,646	2,200,726
SPDR FTSE International Government Inflation-Protected Bond ETF	54,052	2,060,646
VanEck Bitcoin Trust (a)	21,180	1,676,609
VanEck Gold Miners ETF	56,329	2,272,312
VanEck J.P. Morgan EM Local Currency Bond ETF	130,405	3,149,281
Vanguard Intermediate-Term Treasury ETF (e)	111,180	6,537,384
Vanguard Small-Cap Value ETF	12,545	2,493,946
Vanguard Total Bond Market ETF	59,917	4,376,937
TOTAL EXCHANGE TRADED FUNDS (Cost $104,259,550)		109,014,291

SHORT-TERM INVESTMENTS - 4.4%
Investments Purchased with Proceeds from Securities Lending - 4.4%
First American Government Obligations Fund - Class X, 4.78% (f)	4,757,220	4,757,220

Money Market Funds - 0.0%(g)
First American Treasury Obligations Fund - Class X, 4.74% (f)	9,381	9,381
TOTAL SHORT-TERM INVESTMENTS (Cost $4,766,600)		4,766,601

TOTAL INVESTMENTS - 104.4% (Cost $109,026,150)		113,780,892
Liabilities in Excess of Other Assets - (4.4)%		(4,754,970)
TOTAL NET ASSETS - 100.0%		$109,025,922

Percentages are stated as a percent of net assets.

EM – Emerging Markets

FTSE – Financial Times Stock Exchange

SPDR – Standard & Poor’s Depository Receipt

TIPS – Treasury Inflation Protected Security

(a)	Non-income producing security.

(b)	Affiliated company as defined by the Investment Company Act of 1940.

(c)	Affiliated investment managed by Tidal Investments LLC, the Fund’s sub-adviser.

(d)	Affiliated investment due to the Fund holding more than 5% of the outstanding shares.

(e)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $4,642,730 which represented 4.3% of net assets.

The accompanying notes are an integral part of these financial statements.

Cambria Trinity ETF

Schedule of Investments

October 31, 2024 (Unaudited)

(f)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

(g)	Represents less than 0.05% of net assets.

Transactions with affiliated companies during the period ended October 31, 2024, were as follows:

Security Name	Market Value as of April 30, 2024	Purchases	Purchases In-Kind	Sales	Sales In- Kind	Market Value as of October 31, 2024	Share Balance as of October 31, 2024	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/(Loss)

Cambria Chesapeake Pure Trend ETF	$—	$11,287,183	$197,512	$(1,279,375)	$(249,979)	$8,225,350	497,021	$—	$(1,534,833)	$(195,158)
Cambria Emerging Shareholder Yield ETF	9,013,406	—	305,715	(811,913)	(200,346)	8,098,073	243,771	248,736	(388,827)	180,038
Cambria Foreign Shareholder Yield ETF	8,841,186	—	264,253	(2,352,645)	(212,883)	6,468,824	244,568	247,937	(223,636)	152,549
Cambria Global Real Estate ETF	4,108,858	—	152,989	(260,465)	(104,586)	4,333,118	165,284	192,656	496,121	(59,799)
Cambria Global Value ETF	4,415,790	—	161,722	—	(105,546)	4,431,156	207,044	200,838	(61,180)	20,370
Cambria LargeCap Shareholder Yield ETF	—	1,661,792	40,928	—	(19,928)	1,708,764	65,101	7,707	25,804	168
Cambria Micro and SmallCap Shareholder Yield ETF	5,505,689	—	202,374	—	(137,012)	5,685,574	218,718	145,831	104,566	9,957
Cambria Shareholder Yield ETF	7,733,218	—	199,118	(3,471,102)	(170,685)	4,414,621	63,048	63,610	(287,137)	411,209
Cambria Tactical Yield ETF	4,276,769	—	152,721	—	(102,301)	4,321,692	171,190	119,481	(6,817)	1,320
Cambria Value and Momentum ETF	10,744,191	—	348,953	(1,806,599)	(211,040)	9,307,756	313,868	42,862	193,727	38,524
Grizzle Growth ETF	2,261,107	—	85,988	(263,802)	(61,057)	2,308,745	72,031	—	223,723	62,786
	$56,900,214	$12,948,975	$2,112,273	$(10,245,901)	$(1,575,363)	$59,303,673	2,261,644	$1,269,658	$(1,458,489)	$621,964

The accompanying notes are an integral part of these financial statements.

Cambria Cannabis ETF

Schedule of Investments

October 31, 2024 (Unaudited)

COMMON STOCKS - 48.8%	Shares	Value
Consumer Staples - 31.4%(a)
Altria Group, Inc.	12,627	$687,666
Boston Beer Co., Inc. - Class A (b)	2,027	589,999
British American Tobacco PLC	18,640	647,756
Imperial Brands PLC	22,209	669,260
Philip Morris International, Inc.	6,445	855,252
Turning Point Brands, Inc.	15,285	721,911
Universal Corp.	8,519	433,787
Village Farms International, Inc. (b)	752,370	659,603
		5,265,234

Health Care - 16.7%
Cronos Group, Inc. (b)	319,029	666,771
High Tide, Inc. (b)	256,873	721,351
Jazz Pharmaceuticals PLC (b)	4,154	457,065
Rubicon Organics, Inc. (b)	399,147	106,068
SNDL, Inc. (b)	411,452	855,820
		2,807,075

Information Technology - 0.7%
WM Technology, Inc. (b)	161,001	124,792

TOTAL COMMON STOCKS (Cost $9,459,801)		8,197,101

REAL ESTATE INVESTMENT TRUSTS - 4.6%
Advanced Flower Capital, Inc.	26,815	261,446
Innovative Industrial Properties, Inc.	3,909	505,004
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $735,912)		766,450

SHORT-TERM INVESTMENTS - 13.5%
Money Market Funds - 13.5%
First American Treasury Obligations Fund - Class X, 4.74% (c)	2,261,913	2,261,913
TOTAL SHORT-TERM INVESTMENTS (Cost $2,261,913)		2,261,913

TOTAL INVESTMENTS - 66.9% (Cost $12,457,626)		11,225,464
Other Assets in Excess of Liabilities - 33.1%		5,550,822
TOTAL NET ASSETS - 100.0%		$16,776,286

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

The accompanying notes are an integral part of these financial statements.

Cambria Cannabis ETF

Schedule of Investments

October 31, 2024 (Unaudited)

Cambria Cannabis ETF

Schedule of Total Return Swap Contracts

October 31, 2024 (Unaudited)

							Upfront	Value/ Unrealized
			Financing	Payment	Maturity	Notional	Payments	Appreciation
Reference Entity	Counterparty	Long/Short	Rate(a)	Frequency	Date	Amount	(Receipts)	(Depreciation)(b)
Ayr Wellness, Inc.	Nomura Securities International, Inc.	Long	6.38%	Monthly	04/15/2025	$494,171	$—	$—
Cresco Labs, Inc.	Nomura Securities International, Inc.	Long	6.38%	Monthly	04/15/2025	291,161	—	—
Glass House Brands, Inc.	Nomura Securities International, Inc.	Long	6.38%	Monthly	04/15/2025	1,381,513	—	—
Green Thumb Industries, Inc.	Nomura Securities International, Inc.	Long	6.38%	Monthly	04/15/2025	1,040,075	—	—
Grown Rogue International, Inc.	Nomura Securities International, Inc.	Long	6.38%	Monthly	04/15/2025	1,547,990	—	—
Jones Soda Co.	Nomura Securities International, Inc.	Long	6.38%	Monthly	04/16/2025	72,225	—	—
TerrAscend Corp.	Nomura Securities International, Inc.	Long	6.38%	Monthly	04/15/2025	386,389	—	—
Trulieve Cannabis Corp.	Nomura Securities International, Inc.	Long	6.38%	Monthly	04/15/2025	981,537	—	—
Verano Holdings Corp.	Nomura Securities International, Inc.	Long	6.38%	Monthly	04/15/2025	339,306	—	—
Vireo Growth, Inc.	Nomura Securities International, Inc.	Long	6.38%	Monthly	04/15/2025	730,370	—	—
							$—	$—

(a)	Floating rate based on the overnight bank rate and spread of 155 basis points and is reset monthly.

(b)	As of October 31, 2024, the balance of unrealized appreciation (depreciation) of swap contracts was $0 due to the reset of swaps on October 31, 2024.

The accompanying notes are an integral part of these financial statements.

Cambria Global Real Estate ETF

Schedule of Investments

October 31, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 94.6%	Shares	Value
Australia - 2.7%
Goodman Group	18,240	$439,816
Hotel Property Investments Ltd.	170,637	395,282
		835,098

Belgium - 1.2%
Retail Estates NV	5,730	387,057

Canada - 2.4%
Boardwalk Real Estate Investment Trust	6,925	359,592
City Office REIT, Inc.	74,238	380,098
		739,690

France - 2.5%
Klepierre SA	13,417	428,489
Mercialys SA	30,538	359,415
		787,904

Guernsey - 1.3%
Balanced Commercial Property Trust Ltd.	343,210	422,640

Japan - 1.2%
Tosei Reit Investment Corp.	445	369,613

Malaysia - 1.3%
YTL Hospitality REIT	1,502,392	411,708

Mexico - 1.4%
FIBRA Macquarie Mexico	270,576	449,348

Netherlands - 1.3%
NSI NV	18,925	407,596

Philippines - 1.4%
AREIT, Inc.	653,588	438,650

Singapore - 4.0%
AIMS APAC REIT	414,807	398,943
Cromwell European Real Estate Investment Trust (a)	242,365	427,084
Sasseur Real Estate Investment Trust	799,292	417,654
		1,243,681

South Africa - 5.4%
Hyprop Investments Ltd.	174,044	412,059
SA Corporate Real Estate Ltd.	2,582,950	414,620
Stor-Age Property REIT Ltd.	500,863	429,271
Vukile Property Fund Ltd.	424,474	447,828
		1,703,778

Spain - 1.4%
Lar Espana Real Estate Socimi SA	47,829	427,653

Turkey - 6.5%
Ozak Gayrimenkul Yatirim Ortakligi (a)	1,414,094	383,805
Pasifik Gayrimenkul Yatirim Ortakligi	9,884,249	366,350
Reysas Gayrimenkul Yatirim Ortakligi AS (a)	1,226,784	454,338
Sinpas Gayrimenkul Yatirim Ortakligi AS (a)	1,908,953	413,379
Torunlar Gayrimenkul Yatirim Ortakligi AS	294,777	408,464

The accompanying notes are an integral part of these financial statements.

Cambria Global Real Estate ETF

Schedule of Investments

October 31, 2024 (Unaudited)

		2,026,336
United Kingdom - 2.6%
British Land Co. PLC	74,134	381,032
Target Healthcare REIT PLC	365,163	427,072
		808,104

United States - 58.0%(b)
Acadia Realty Trust	17,789	435,653
Alexander’s, Inc.	1,816	412,286
Alpine Income Property Trust, Inc.	22,916	401,717
American Assets Trust, Inc.	16,090	433,625
AvalonBay Communities, Inc.	1,819	403,109
Brandywine Realty Trust	74,151	375,946
Broadstone Net Lease, Inc.	21,967	386,400
BXP, Inc.	5,269	424,471
CareTrust REIT, Inc.	13,348	436,079
Centerspace	5,785	402,983
Cousins Properties, Inc.	13,926	426,553
CTO Realty Growth, Inc.	21,530	416,606
Douglas Emmett, Inc.	24,098	428,703
Empire State Realty Trust, Inc. - Class A	40,170	425,802
Essential Properties Realty Trust, Inc.	12,644	400,688
Four Corners Property Trust, Inc.	14,333	395,017
Franklin Street Properties Corp.	268,968	476,073
Gladstone Commercial Corp.	26,221	412,850
Highwoods Properties, Inc.	12,297	412,441
Hudson Pacific Properties, Inc.	90,101	389,236
Innovative Industrial Properties, Inc.	3,232	417,542
InvenTrust Properties Corp.	13,848	407,824
JBG SMITH Properties	23,872	405,824
Kilroy Realty Corp.	11,952	480,709
LTC Properties, Inc.	11,278	430,820
LXP Industrial Trust	42,365	399,926
Macerich Co.	24,001	448,819
National Health Investors, Inc.	5,033	385,779
NNN REIT, Inc.	8,282	359,770
Office Properties Income Trust	208,496	331,509
Omega Healthcare Investors, Inc.	10,064	427,418
One Liberty Properties, Inc.	15,612	416,840
Paramount Group, Inc.	86,397	419,025
Park Hotels & Resorts, Inc.	30,055	417,464
Piedmont Office Realty Trust, Inc. - Class A	42,560	423,046
Retail Opportunity Investments Corp.	26,810	415,555
Sabra Health Care REIT, Inc.	23,092	447,985
SITE Centers Corp.	24,390	389,021
SL Green Realty Corp. (c)	6,116	462,431
STAG Industrial, Inc.	10,756	400,984
Terreno Realty Corp.	6,324	379,124
Welltower, Inc.	3,120	420,826
Whitestone REIT	31,032	427,621
WP Carey, Inc.	6,715	374,160
		18,186,260
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $28,739,786)		29,645,116

COMMON STOCKS - 1.3%
Turkey - 1.3%
Yeni Gimat Gayrimenkul Ortakligi AS	252,068	389,891
TOTAL COMMON STOCKS (Cost $324,920)		389,891

The accompanying notes are an integral part of these financial statements.

Cambria Global Real Estate ETF

Schedule of Investments

October 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 3.8%
Investments Purchased with Proceeds from Securities Lending - 1.5%
First American Government Obligations Fund - Class X, 4.78% (d)	461,895	461,895

Money Market Funds - 2.3%
First American Treasury Obligations Fund - Class X, 4.74% (d)	742,653	742,653
TOTAL SHORT-TERM INVESTMENTS (Cost $1,204,548)		1,204,548

TOTAL INVESTMENTS - 99.7% (Cost $30,269,254)		31,239,555
Other Assets in Excess of Liabilities - 0.3%		89,579
TOTAL NET ASSETS - 100.0%		$31,329,134

Percentages are stated as a percent of net assets.

AS - Aksjeselskap

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

(a)	Non-income producing security.

(b)	To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $439,294 which represented 1.4% of net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

The accompanying notes are an integral part of these financial statements.

Cambria Micro and SmallCap Shareholder Yield ETF

Schedule of Investments

October 31, 2024 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Communication Services - 3.7%
Nexstar Media Group, Inc.	1,609	$283,055
Scholastic Corp.	7,518	186,672
Spok Holdings, Inc.	17,749	276,352
TEGNA, Inc.	17,160	281,939
		1,028,018

Consumer Discretionary - 18.8%
Academy Sports & Outdoors, Inc.	4,385	223,021
Adtalem Global Education, Inc. (a)	4,067	329,102
American Eagle Outfitters, Inc.	13,442	263,329
Caleres, Inc.	7,981	238,233
Carter’s, Inc.	3,530	193,091
Columbia Sportswear Co.	3,471	279,311
Ethan Allen Interiors, Inc.	8,547	236,496
G-III Apparel Group Ltd. (a)	9,372	283,784
Golden Entertainment, Inc.	8,728	256,385
KB Home	4,132	324,362
Kohl’s Corp.	10,798	199,547
Landsea Homes Corp. (a)	23,355	242,425
Monarch Casino & Resort, Inc.	3,870	303,834
ODP Corp. (a)	5,639	174,978
Patrick Industries, Inc.	2,283	287,612
Perdoceo Education Corp.	15,369	343,497
Sally Beauty Holdings, Inc. (a)	20,996	272,948
Steven Madden Ltd.	6,628	298,061
Travel + Leisure Co.	5,303	253,536
Upbound Group, Inc.	7,809	228,335
		5,231,887

Consumer Staples - 3.2%
Cal-Maine Foods, Inc.	4,353	382,106
Edgewell Personal Care Co.	7,022	245,419
Spectrum Brands Holdings, Inc.	3,041	272,535
		900,060

Energy - 13.7%
Berry Corp.	38,688	194,214
CNX Resources Corp. (a)	11,175	380,285
CONSOL Energy, Inc.	3,006	333,425
CVR Energy, Inc.	8,101	128,806
Dorian LPG Ltd.	7,646	220,587
FutureFuel Corp.	50,308	303,860
Helmerich & Payne, Inc.	6,664	223,910
International Seaways, Inc.	4,670	203,332
Liberty Energy, Inc.	15,096	257,689
Navigator Holdings Ltd.	17,249	265,807
Peabody Energy Corp.	10,728	281,825
Sitio Royalties Corp. - Class A	12,357	275,437
SM Energy Co.	5,548	232,850
VAALCO Energy, Inc.	44,587	238,095
World Kinect Corp.	10,359	270,888
		3,811,010

Financials - 25.3%(b)
Axos Financial, Inc. (a)	4,524	306,365
Bancorp, Inc. (a)	8,225	413,389
Brighthouse Financial, Inc. (a)	5,175	244,778
CNO Financial Group, Inc.	10,066	346,270

The accompanying notes are an integral part of these financial statements.

Cambria Micro and SmallCap Shareholder Yield ETF

Schedule of Investments

October 31, 2024 (Unaudited)

ConnectOne Bancorp, Inc.	11,551	279,996
Employers Holdings, Inc.	6,057	295,097
Enact Holdings, Inc.	8,824	300,810
Genworth Financial, Inc. - Class A (a)	42,547	286,767
International Bancshares Corp.	5,205	318,858
Jackson Financial, Inc. - Class A	3,908	390,605
Lincoln National Corp.	8,362	290,580
MGIC Investment Corp.	12,402	310,546
Mr Cooper Group, Inc. (a)	3,850	340,918
Navient Corp.	16,815	239,277
Pathward Financial, Inc.	5,571	394,204
Premier Financial Corp.	12,224	301,444
PROG Holdings, Inc.	7,733	337,700
Radian Group, Inc.	8,486	296,246
Sandy Spring Bancorp, Inc.	9,000	302,760
SLM Corp.	12,506	275,507
Universal Insurance Holdings, Inc.	14,066	280,476
Univest Financial Corp.	10,375	288,736
Western Union Co.	19,557	210,433
		7,051,762

Health Care - 3.1%
Innoviva, Inc. (a)	18,812	367,963
Patterson Cos., Inc.	10,054	211,235
Premier, Inc. - Class A	14,388	289,918
		869,116

Industrials - 17.8%
ABM Industries, Inc.	5,450	289,177
ACCO Brands Corp.	50,060	245,294
Apogee Enterprises, Inc.	4,765	356,613
Atkore, Inc.	1,625	139,360
Brady Corp. - Class A	4,552	323,829
Conduent, Inc. (a)	74,339	267,620
Deluxe Corp.	13,925	261,233
Gates Industrial Corp. PLC (a)	16,995	328,853
Genco Shipping & Trading Ltd.	11,875	186,913
Insteel Industries, Inc.	8,420	227,087
Kennametal, Inc.	11,459	290,142
ManpowerGroup, Inc.	3,787	238,013
Matson, Inc.	2,175	336,886
MillerKnoll, Inc.	10,229	228,720
REV Group, Inc.	16,320	432,480
SkyWest, Inc. (a)	3,718	353,954
TaskUS, Inc. - Class A (a)	23,027	291,061
Wabash National Corp.	9,998	174,365
		4,971,600

Information Technology - 4.7%
ASGN, Inc. (a)	3,040	279,984
Avnet, Inc.	5,236	283,843
DXC Technology Co. (a)	13,467	267,455
Immersion Corp.	40,741	343,447
Xerox Holdings Corp.	17,307	141,398
		1,316,127

Materials - 6.1%
Alpha Metallurgical Resources, Inc.	790	164,557
Arch Resources, Inc.	1,671	245,236
Kronos Worldwide, Inc.	22,188	256,050

The accompanying notes are an integral part of these financial statements.

Cambria Micro and SmallCap Shareholder Yield ETF

Schedule of Investments

October 31, 2024 (Unaudited)

Ramaco Resources, Inc.	19,858	201,559
Ryerson Holding Corp.	8,710	189,791
SunCoke Energy, Inc.	26,959	277,947
Sylvamo Corp.	4,368	371,367
		1,706,507

Utilities - 1.1%
ALLETE, Inc.	4,722	301,783
TOTAL COMMON STOCKS (Cost $27,100,520)		27,187,870

CLOSED END FUNDS - 1.0%
Barings BDC, Inc.	27,920	269,986
TOTAL CLOSED END FUNDS (Cost $271,011)		269,986

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
First American Treasury Obligations Fund - Class X, 4.74% (c)	403,222	403,222
TOTAL SHORT-TERM INVESTMENTS (Cost $403,222)		403,222

TOTAL INVESTMENTS - 99.9% (Cost $27,774,753)		27,861,078
Other Assets in Excess of Liabilities - 0.1%		17,529
TOTAL NET ASSETS - 100.0%		$27,878,607

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

The accompanying notes are an integral part of these financial statements.

Cambria Tactical Yield ETF

Schedule of Investments

October 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 100.0%	Shares	Value
Money Market Funds - 34.0%
First American Treasury Obligations Fund - Class X, 4.74% (a)	6,869,624	$6,869,624

U.S. Treasury Bills - 66.0%	Par
5.13%, 03/20/2025 (b)	$6,779,000	6,664,351
5.04%, 06/12/2025 (b)	6,828,000	6,651,151
		13,315,502
TOTAL SHORT-TERM INVESTMENTS (Cost $20,144,897)		20,185,126

TOTAL INVESTMENTS - 100.0% (Cost $20,144,897)		20,185,126
Other Assets in Excess of Liabilities - 0.0% (c)		1,648
TOTAL NET ASSETS - 100.0%		$20,186,774

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

(b)	The rate shown is the annualized effective yield as of October 31, 2024.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Cambria LargeCap Shareholder Yield ETF

Schedule of Investments

October 31, 2024 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Communication Services - 8.7%
AT&T, Inc.	5,288	$119,192
Comcast Corp. - Class A	2,608	113,891
Fox Corp. - Class A	2,904	121,968
Interpublic Group of Cos., Inc.	3,552	104,429
		459,480

Consumer Discretionary - 12.8%
eBay, Inc.	1,896	109,039
General Motors Co.	2,048	103,956
Lennar Corp. - Class A	632	107,630
PulteGroup, Inc.	864	111,914
Toll Brothers, Inc.	808	118,324
Yum China Holdings, Inc.	2,667	117,641
		668,504

Consumer Staples - 9.7%
Archer-Daniels-Midland Co.	1,568	86,569
Conagra Brands, Inc.	3,520	101,869
General Mills, Inc.	1,576	107,200
Kraft Heinz Co.	3,128	104,663
Molson Coors Beverage Co. - Class B	1,976	107,632
		507,933

Energy - 17.3%
Baker Hughes Co.	2,856	108,757
Chevron Corp.	632	94,054
ConocoPhillips	872	95,519
Devon Energy Corp.	2,088	80,764
EOG Resources, Inc.	784	95,617
Halliburton Co.	2,984	82,776
Marathon Oil Corp.	3,488	96,618
Marathon Petroleum Corp.	568	82,627
Phillips 66	704	85,761
Valero Energy Corp.	632	82,008
		904,501

Financials - 29.7%(a)
Aflac, Inc.	1,120	117,365
American Financial Group, Inc.	808	104,175
American International Group, Inc.	1,344	101,983
Bank of New York Mellon Corp.	1,560	117,561
Citizens Financial Group, Inc.	2,640	111,197
Corebridge Financial, Inc.	3,424	108,780
Hartford Financial Services Group, Inc.	1,000	110,440
KeyCorp	6,600	113,850
MetLife, Inc.	1,368	107,279
PayPal Holdings, Inc. (b)	1,736	137,664
Principal Financial Group, Inc.	1,192	98,221
Prudential Financial, Inc.	816	99,944
Truist Financial Corp.	2,544	109,519
US Bancorp	2,384	115,171
		1,553,149

Health Care - 7.6%
Centene Corp. (b)	1,536	95,631
Cigna Group	304	95,702
Tenet Healthcare Corp. (b)	637	98,748

The accompanying notes are an integral part of these financial statements.

Cambria LargeCap Shareholder Yield ETF

Schedule of Investments

October 31, 2024 (Unaudited)

Universal Health Services, Inc. - Class B	544	111,145
		401,226

Information Technology - 4.0%
Jabil, Inc.	872	107,335
TD SYNNEX Corp.	872	100,585
		207,920

Materials - 9.7%
CF Industries Holdings, Inc.	1,360	111,833
Eastman Chemical Co.	1,048	110,134
Nucor Corp.	640	90,778
Reliance Steel & Aluminum Co.	336	96,210
Steel Dynamics, Inc.	776	101,268
		510,223
TOTAL COMMON STOCKS (Cost $5,166,366)		5,212,936

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Treasury Obligations Fund - Class X, 4.74% (c)	20,535	20,535
TOTAL SHORT-TERM INVESTMENTS (Cost $20,535)		20,535

TOTAL INVESTMENTS - 99.9% (Cost $5,186,901)		5,233,471
Other Assets in Excess of Liabilities - 0.1%		3,206
TOTAL NET ASSETS - 100.0%		$5,236,677

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

October 31, 2024 (Unaudited)

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF	Cambria Global Momentum ETF	Cambria Global Asset Allocation ETF

Assets:
Unaffiliated investments, at value*	$1,223,924,371	$332,130,688	$100,389,215	$64,803,969	$33,497,413
Affiliated investments, at value	—	—	—	45,430,258	25,200,198
Foreign currency, at value	—	180,557	14,066	—	—
Dividends and interest receivable	746,896	1,358,814	217,383	2,441	565
Reclaim receivable	14,637	487,844	429,238	—	—
Securities lending income receivable	280	3,029	—	1,665	5,418
Deposits with broker	—	3,846	65,045	—	—
Return of capital receivable	212,124	—	—	—	—
Total assets	1,224,898,308	334,164,778	101,114,947	110,238,333	58,703,594

Liabilities:
Payable to investment adviser	629,120	171,903	51,854	56,531	—
Payable upon return of securities loaned	—	—	—	—	3,604,901
Custodian fees	—	—	7,286	—	—
Other payables and accrued expenses	—	—	—	—	—
Total liabilities	629,120	171,903	59,140	56,531	3,604,901

Net Assets	$1,224,269,188	$333,992,875	$101,055,807	$110,181,802	$55,098,693

Net Assets Consists of:
Paid-in capital	$1,262,302,110	$338,708,861	$141,818,721	$116,033,852	$54,100,398
Total distributable (accumulated) earnings (losses)	(38,032,922)	(4,715,986)	(40,762,914)	(5,852,050)	998,295
Net Assets	$1,224,269,188	$333,992,875	$101,055,807	$110,181,802	$55,098,693

Net Asset Value
Outstanding shares of beneficial interest (unlimited authorization - no par value)	17,500,000	12,650,010	4,700,010	3,750,001	1,900,001
Net asset value, offering and redemption price per share	$69.96	$26.40	$21.50	$29.38	$29.00

Unaffiliated investments at cost	$1,209,652,344	$328,516,553	$109,890,781	$57,435,898	$33,664,343
Affiliated investments at cost	—	—	—	40,495,551	23,742,306
Cost of foreign currency	—	181,886	19,909	—	—
*Includes value of securities on loan	—	—	—	—	3,513,051

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

October 31, 2024 (Unaudited)

	Cambria Value and Momentum ETF	Cambria Global Tail Risk ETF		Cambria Emerging Shareholder Yield ETF	Cambria Tail Risk ETF	Cambria Trinity ETF

Assets:
Unaffiliated investments, at value*	$51,237,576	$1,576,975		$478,996,127	$83,917,511	$54,477,219
Affiliated investments, at value	—	—		—	—	59,303,673
Foreign currency, at value	—	4,938		—	—	—
Receivable for investments sold	—	—		—	1,716,920	—
Dividends and interest receivable	42,344	—		651,544	1,382,980	591
Reclaim receivable	316	11,674		300,166	—	—
Securities lending income receivable	1	8		—	—	1,659
Variation margin	442,650	—		—	—	—
Deposits with broker	1,787,880	57,748		278,681	380,964	—
Total assets	53,510,767	1,651,343		480,226,518	87,398,375	113,783,142

Liabilities:
Payable to investment adviser	26,151	—		241,089	40,669	—
Payable upon return of securities loaned	148,037	—		—	—	4,757,220
Payable for ETF Transaction Fee	—	—		2,583	—	—
Payable for fund shares redeemed	—	—		—	1,758,960	—
Deferred foreign capital gains tax payable	—	—		1,158,462	—	—
Custodian fees	—	—		47,905	—	—
Total Liabilities	174,188	—	(a)	1,450,039	1,799,629	4,757,220

Net Assets	$53,336,579	$1,651,343		$478,776,479	$85,598,746	$109,025,922

Net Assets Consists of:
Paid-in capital	$76,182,872	$3,281,347		$460,658,259	$266,668,746	$109,517,218
Total distributable (accumulated) earnings (losses)	(22,846,293)	(1,630,004)		18,118,220	(181,070,000)	(491,296)
Net Assets	$53,336,579	$1,651,343		$478,776,479	$85,598,746	$109,025,922

Net Asset Value
Outstanding shares of beneficial interest (unlimited authorization - no par value)	1,800,004	100,000		14,450,004	7,300,002	4,250,002
Net asset value, offering and redemption price per share	$29.63	$16.51		$33.13	$11.73	$25.65

Unaffiliated investments at cost	$43,941,930	$1,606,605		$453,075,900	$88,382,202	$52,707,348
Affiliated investments at cost	—	—		—	—	56,318,802
Cost of foreign currency	—	34,193		—	—	—
*Includes value of securities on loan	147,732	—		—	—	4,642,730

(a) As of October 31, 2024, the Fund had no liabilities.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

October 31, 2024 (Unaudited)

	Cambria Cannabis ETF	Cambria Global Real Estate ETF	Cambria Micro and SmallCap Shareholder Yield ETF		Cambria Tactical Yield ETF		Cambria LargeCap Shareholder Yield ETF(a)

Assets:
Unaffiliated investments, at value*	$11,225,464	$31,239,555	$27,861,078		$20,185,126		$5,233,471
Cash and cash equivalents	—	6,971	—		—		—
Foreign currency, at value	—	490,477	—		—		—
Dividends and interest receivable	30,119	32,328	17,522		1,648		5,902
Reclaim receivable	—	21,696	—		—		—
Securities lending income receivable	—	2	7		—		—
Deposits with broker	6,180,000	—	—		—		—
Total assets	17,435,583	31,791,029	27,878,607		20,186,774		5,239,373

Liabilities:
Payable to investment adviser	—	—	—		—		2,696
Payable upon return of securities loaned	—	461,895	—		—		—
Payable for swap contracts	659,297	—	—		—		—
Total liabilities	659,297	461,895	—	(b)	—	(b)	2,696

Net Assets	$16,776,286	$31,329,134	$27,878,607		$20,186,774		$5,236,677

Net Assets Consists of:
Paid-in capital	$41,845,086	$33,751,029	$26,731,212		$20,129,425		$5,157,107
Total distributable (accumulated) earnings (losses)	(25,068,800)	(2,421,895)	1,147,395		57,349		79,570
Net Assets	$16,776,286	$31,329,134	$27,878,607		$20,186,774		$5,236,677

Net Asset Value
Outstanding shares of beneficial interest (unlimited authorization - no par value)	2,850,002	1,200,002	1,075,000		800,000		200,000
Net asset value, offering and redemption price per share	$5.89	$26.11	$25.93		$25.23		$26.18

Unaffiliated investments at cost	$12,457,626	$30,269,254	$27,774,753		$20,144,897		$5,186,901
Cost of foreign currency	—	515,865	—		—		—
*Includes value of securities on loan	—	439,294	—		—		—

(a)	Inception date July 11, 2024.

(b)	As of October 31, 2024, the Fund had no liabilities.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended October 31, 2024 (Unaudited)

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF	Cambria Global Momentum ETF	Cambria Global Asset Allocation ETF

Investment Income:
Dividend income from unaffiliated investments	$15,574,079	$9,680,586	$4,145,074	$244,160	$426,941
Dividend income from affiliated investments	—	—	—	1,406,012	719,746
Less: Dividend withholding taxes	—	(909,899)	(479,540)	—	—
Interest income	429,396	108,135	37,032	17,013	11,252
Securities lending income	9,713	11,126	—	28,971	18,614
Total investment income	16,013,188	8,889,948	3,702,566	1,696,156	1,176,553

Expenses:
Management fees	3,641,398	929,982	307,152	370,002	—
Total expenses	3,641,398	929,982	307,152	370,002	—
Waiver of management fees	—	—	—	—	—
Net expenses	3,641,398	929,982	307,152	370,002	—
Net Investment Income (Loss)	12,371,790	7,959,966	3,395,414	1,326,154	1,176,553

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Unaffiliated investments(a)	983,202	7,721,110	201,093	606,377	195,678
Affiliated investments(a)	—	—	—	3,604,643	647,999
Foreign currency transactions	—	(397,518)	(21,416)	—	—
Capital gain distributions from investment companies	—	—	—	—	826
Net realized gain (loss)	983,202	7,323,592	179,677	4,211,020	844,503

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	16,096,951	(14,703,352)	(4,576,314)	4,458,639	1,157,792
Affiliated investments	—	—	—	(2,633,427)	(284,192)
Foreign currency translations	(134)	2,782,364	5,099,759	—	—
Net change in unrealized appreciation (depreciation)	16,096,817	(11,920,988)	523,445	1,825,212	873,600
Net realized and unrealized gain (loss) on investments and foreign currency	17,080,019	(4,597,396)	703,122	6,036,232	1,718,103
Net Increase (Decrease) in Net Assets Resulting from Operations	$29,451,809	$3,362,570	$4,098,536	$7,362,386	$2,894,656

(a) Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended October 31, 2024 (Unaudited)

	Cambria Value and Momentum ETF	Cambria Global Tail Risk ETF	Cambria Emerging Shareholder Yield ETF	Cambria Tail Risk ETF	Cambria Trinity ETF

Investment Income:
Dividend income from unaffiliated investments	$324,934	$42,472	$17,142,853	$—	$567,576
Dividend income from affiliated investments	—	—	—	—	1,269,658
Less: Dividend withholding taxes	(474)	—	(2,849,811)	—	—
Interest income	114,746	3,305	375,905	1,497,869	13,241
Securities lending income	263	37	—	—	50,255
Total investment income	439,469	45,814	14,668,947	1,497,869	1,900,730

Expenses:
Management fees	161,112	7,310	1,293,886	237,853	—
Custodian fees	—	—	39,302	—	—
Broker fees	17,319	—	—	—	—
Total expenses	178,431	7,310	1,333,188	237,853	—
Waiver of management fees	—	(7,310)	—	—	—
Net expenses	178,431	—	1,333,188	237,853	—
Net Investment Income (Loss)	261,038	45,814	13,335,759	1,260,016	1,900,730

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Unaffiliated investments(a)	1,469,795	(216,641)	(2,055,244)	(6,078,796)	1,324,598
Affiliated investments(a)	—	—	—	—	(621,964)
Foreign currency transactions	—	87	(78,489)	—	—
Futures contracts	(2,139,952)	—	—	—	—
Foreign capital gains tax	—	—	(1,159,323)	—	—
Capital gain distributions from investment companies	—	—	—	—	1,687
Net realized gain (loss)	(670,157)	(216,554)	(3,293,056)	(6,078,796)	704,321

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	2,569,739	168,073	(27,231,472)	5,280,705	1,827,146
Affiliated investments	—	—	—	—	(1,458,489)
Foreign currency translations	—	30,368	13,007,232	—	—
Futures contracts	(672,226)	—	—	—	—
Options written	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	1,897,513	198,441	(14,224,240)	5,280,705	368,657
Net realized and unrealized gain (loss) on investments and foreign currency	1,227,356	(18,113)	(17,517,296)	(798,091)	1,072,978
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,488,394	$27,701	$(4,181,537)	$461,925	$2,973,708

(a) Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended October 31, 2024 (Unaudited)

	Cambria Cannabis ETF	Cambria Global Real Estate ETF	Cambria Micro and SmallCap Shareholder Yield ETF	Cambria Tactical Yield ETF	Cambria LargeCap Shareholder Yield ETF(a)

Investment Income:
Dividend income from unaffiliated investments	$196,167	$962,090	$487,204	$—	$38,320
Less: Dividend withholding taxes	—	(46,295)	(287)	—	—
Interest income	56,471	12,412	27,955	461,696	297
Securities lending income	—	4	160	—	—
Total investment income	252,638	928,211	515,032	461,696	38,617

Expenses:
Management fees	41,413	83,752	98,031	53,337	8,525
Total expenses	41,413	83,752	98,031	53,337	8,525
Waiver of management fees	(41,413)	(83,752)	(98,031)	(53,337)	—
Net expenses	—	—	—	—	8,525
Net Investment Income (Loss)	252,638	928,211	515,032	461,696	30,092

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Unaffiliated investments(b)	(6,631,765)	1,685,063	1,143,957	688	27,156
Foreign currency transactions	(1,973)	(22,494)	—	—	—
Swap contracts	(1,843,546)	—	—	—	—
Net realized gain (loss)	(8,477,284)	1,662,569	1,143,957	688	27,156

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	6,751,538	965,561	(251,653)	52,277	46,570
Foreign currency translations	221,039	395,811	—	—	—
Net change in unrealized appreciation (depreciation)	6,972,577	1,361,372	(251,653)	52,277	46,570
Net realized and unrealized gain (loss) on investments and foreign currency	(1,504,707)	3,023,941	892,304	52,965	73,726
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,252,069)	$3,952,152	$1,407,336	$514,661	$103,818

(a) Inception date July 11, 2024.

(b) Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Cambria Shareholder Yield ETF		Cambria Foreign Shareholder Yield ETF		Cambria Global Value ETF		Cambria Global Momentum ETF		Cambria Global Asset Allocation ETF
	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
Operations:
Net investment income (loss)	$12,371,790	$18,443,587	$7,959,966	$11,648,912	$3,395,414	$6,241,361	$1,326,154	$5,159,797	$1,176,553	$1,939,653

Net realized gain (loss) from unaffiliated and affiliated investments, foreign currency translations, and capital gain distributions from investment companies(a)	983,202	122,901,059	7,323,592	706,018	179,677	2,414,797	4,211,020	(4,528,708)	844,503	(273,408)
Net change in unrealized appreciation (depreciation) on unaffiliated and affiliated investments and foreign currency translations	16,096,817	31,771,880	(11,920,988)	15,476,647	523,445	566,894	1,825,212	4,605,686	873,600	2,557,390
Net Increase (Decrease) in Net Assets Resulting from Operations	29,451,809	173,116,526	3,362,570	27,831,577	4,098,536	9,223,052	7,362,386	5,236,775	2,894,656	4,223,635

Distributions to Shareholders:
Distributions to shareholders	(11,720,295)	(18,189,105)	(7,724,308)	(12,160,168)	(4,607,623)	(7,413,483)	(1,818,152)	(4,864,989)	(1,424,268)	(1,918,316)
Return of capital	—	—	—	—	—	—	—	(90,620)	—	—
Net distributions to shareholders	(11,720,295)	(18,189,105)	(7,724,308)	(12,160,168)	(4,607,623)	(7,413,483)	(1,818,152)	(4,955,609)	(1,424,268)	(1,918,316)

Capital Transactions:
Issued	119,844,570	751,168,272	122,349,105	145,835,241	—	23,355,325	—	5,410,020	2,935,015	6,801,606
Redeemed	(95,569,410)	(441,887,187)	(55,946,105)	(77,228,721)	(3,286,335)	(58,332,382)	(32,122,760)	(46,883,221)	(2,937,355)	(6,748,017)
Transaction Fees (Note 2)	—	—	12,961	6,392	3,131	37,210	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	24,275,160	309,281,085	66,415,961	68,612,912	(3,283,204)	(34,939,847)	(32,122,760)	(41,473,201)	(2,340)	53,589
Total net increase (decrease) in net assets	$42,006,674	$464,208,506	$62,054,223	$84,284,321	$(3,792,291)	$(33,130,278)	$(26,578,526)	$(41,192,035)	$1,468,048	$2,358,908

Net Assets:
Beginning of the year or period	$1,182,262,514	$718,054,008	$271,938,652	$187,654,331	$104,848,098	$137,978,376	$136,760,328	$177,952,363	$53,630,645	$51,271,737
End of the year or period	$1,224,269,188	$1,182,262,514	$333,992,875	$271,938,652	$101,055,807	$104,848,098	$110,181,802	$136,760,328	$55,098,693	$53,630,645

Share Transactions
Issued	1,700,000	11,000,000	4,550,000	5,800,000	—	1,100,000	—	200,000	100,000	250,000
Redeemed	(1,350,000)	(6,200,000)	(2,050,000)	(3,100,000)	(150,000)	(2,900,000)	(1,100,000)	(1,700,000)	(100,000)	(250,000)
Net increase (decrease) in shares outstanding from share transactions	350,000	4,800,000	2,500,000	2,700,000	(150,000)	(1,800,000)	(1,100,000)	(1,500,000)	—	—

(a) Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Cambria Value and Momentum ETF		Cambria Global Tail Risk ETF		Cambria Emerging Shareholder Yield ETF		CambriaTail Risk ETF		Cambria Trinity ETF
	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
Operations:
Net investment income (loss)	$261,038	$573,659	$45,814	$108,558	$13,335,759	$10,734,082	$1,260,016	$4,493,871	$1,900,730	$4,308,119
Net realized gain (loss) from unaffiliated and affiliated investments, foreign currency translations, futures contracts, foreign capital gains tax, and capital gains distributions from investment companies(a)	(670,157)	3,332,643	(216,554)	(695,418)	(3,293,056)	(431,560)	(6,078,796)	(30,375,217)	704,321	(2,996,688)
Net change in unrealized appreciation (depreciation) on unaffiliated and affliliated investments, foreign currency translations, and futures contracts	1,897,513	6,615,381	198,441	187,544	(14,224,240)	49,710,584	5,280,705	(637,232)	368,657	6,267,947
Net Increase (Decrease) in Net Assets Resulting from Operations	1,488,394	10,521,683	27,701	(399,316)	(4,181,537)	60,013,106	461,925	(26,518,578)	2,973,708	7,579,378

Distributions to Shareholders:
Distributions to shareholders	(241,154)	(592,601)	(39,417)	(92,027)	(12,586,484)	(12,050,108)	(1,225,329)	(4,835,037)	(2,352,773)	(4,200,302)
Return of capital	—	—	—	(23,504)	—	—	—	—	—	(156,484)
Net distributions to shareholders	(241,154)	(592,601)	(39,417)	(115,531)	(12,586,484)	(12,050,108)	(1,225,329)	(4,835,037)	(2,352,773)	(4,356,786)

Capital Transactions:
Issued	5,867,665	39,441,240	—	—	142,641,755	128,713,314	27,629,155	19,890,706	3,903,705	2,449,493
Redeemed	(15,527,525)	(51,657,478)	(823,005)	(928,935)	—	—	(23,364,950)	(130,810,997)	(2,609,710)	(17,660,925)
Transaction Fees (Note 2)	—	—	—	—	127,691	123,516	—	31	—	—
Net increase (decrease) in net assets from capital share transactions	(9,659,860)	(12,216,238)	(823,005)	(928,935)	142,769,446	128,836,830	4,264,205	(110,920,260)	1,293,995	(15,211,432)
Total net increase (decrease) in net assets	$(8,412,620)	$(2,287,156)	$(834,721)	$(1,443,782)	$126,001,425	$176,799,828	$3,500,801	$(142,273,875)	$1,914,930	$(11,988,840)

Net Assets:
Beginning of the year or period	$61,749,199	$64,036,355	$2,486,064	$3,929,846	$352,775,054	$175,975,226	$82,097,945	$224,371,820	$107,110,992	$119,099,832
End of the year or period	$53,336,579	$61,749,199	$1,651,343	$2,486,064	$478,776,479	$352,775,054	$85,598,746	$82,097,945	$109,025,922	$107,110,992

Share Transactions:
Issued	200,000	1,400,000	—	—	4,100,000	4,200,000	2,300,000	1,500,000	150,000	100,000
Redeemed	(550,000)	(1,850,000)	(50,000)	(50,000)	—	—	(1,950,000)	(9,900,000)	(100,000)	(700,000)
Net increase (decrease) in shares outstanding from share transactions	(350,000)	(450,000)	(50,000)	(50,000)	4,100,000	4,200,000	350,000	(8,400,000)	50,000	(600,000)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Cambria Cannabis ETF		Cambria Global Real Estate ETF		Cambria Micro and SmallCap Shareholder Yield ETF		Cambria Tactical Yield ETF		Cambria LargeCap Shareholder Yield ETF(a)
	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended October 31, 2024 (Unaudited)	Period Ended April 30, 2024(b)	Period Ended October 31, 2024 (Unaudited)	Period Ended April 30, 2024(b)	Period Ended October 31, 2024 (Unaudited)
Operations:
Net investment income (loss)	$252,638	$399,995	$928,211	$961,406	$515,032	$203,912	$461,696	$138,263	$30,092
Net realized gain (loss) from investments, swap contracts, and foreign currency translations(c)	(8,477,284)	(8,917,268)	1,662,569	(871,283)	1,143,957	169,996	688	—	27,156
Net change in unrealized appreciation (depreciation) on investments, swap contracts,
and foreign currency translations	6,972,577	9,760,026	1,361,372	583,216	(251,653)	337,978	52,277	(12,048)	46,570
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,252,069)	1,242,753	3,952,152	673,339	1,407,336	711,886	514,661	126,215	103,818

Distributions to Shareholders:
Net distributions to shareholders	(340,654)	(397,187)	(1,226,871)	(1,425,683)	(798,724)	(173,103)	(519,295)	(64,232)	(24,248)

Capital Transactions:
Issued	7,208,285	—	17,037,100	1,197,842	14,535,380	26,146,140	6,320,930	13,808,495	5,807,140
Redeemed	—	(873,388)	(10,844,560)	(3,705,397)	(13,950,308)	—	—	—	(650,033)
Transaction Fees (Note 2)	—	—	356	—	—	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	7,208,285	(873,388)	6,192,896	(2,507,555)	585,072	26,146,140	6,320,930	13,808,495	5,157,107
Total net increase (decrease) in net assets	$5,615,562	$(27,822)	$8,918,177	$(3,259,899)	$1,193,684	$26,684,923	$6,316,296	$13,870,478	$5,236,677

Net Assets:
Beginning of the year or period	$11,160,724	$11,188,546	$22,410,957	$25,670,856	$26,684,923	$—	$13,870,478	$—	$—
End of the year or period	$16,776,286	$11,160,724	$31,329,134	$22,410,957	$27,878,607	$26,684,923	$20,186,774	$13,870,478	$5,236,677

Share Transactions
Issued	1,200,000	—	650,000	50,000	550,000	1,050,000	250,000	550,000	225,000
Redeemed	—	(150,000)	(400,000)	(150,000)	(525,000)	—	—	—	(25,000)
Net increase (decrease) in shares outstanding from share transactions	1,200,000	(150,000)	250,000	(100,000)	25,000	1,050,000	250,000	550,000	200,000

(a)	Inception date July 11, 2024.

(b)	Inception date January 3, 2024.

(c)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

Cambria Shareholder Yield ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented
	Period Ended October 31, 2024		Year Ended April 30,
	(Unaudited)		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year or Period	$68.94		$58.14	$60.89	$62.48	$29.82	$37.47

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	0.71		1.29	1.48	1.17	0.88	0.86
Net Realized and Unrealized Gain (Loss) on Investments(b)	0.98		10.75	(2.54)	(1.27)	32.60	(7.66)
Total from Operations	1.69		12.04	(1.06)	(0.10)	33.48	(6.80)

Distributions:
From Net Investment Income	(0.67)		(1.24)	(1.40)	(1.23)	(0.82)	(0.85)
From Net Realized Gains	—		—	(0.29)	(0.26)	—	—
Total Distributions	(0.67)		(1.24)	(1.69)	(1.49)	(0.82)	(0.85)

Net Asset Value, End of Year or Period	$69.96		$68.94	$58.14	$60.89	$62.48	$29.82
Total Return	2.47	%(c)	20.84%	-1.59%	-0.21%	113.92%	-18.43%

Ratios and Supplemental Data:
Net Assets, End of Year or Period (in thousands)	$1,224,269		$1,182,263	$718,054	$514,534	$278,023	$61,127
Ratio of Expenses to Average Net Assets	0.59	%(d)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of Net Investment Income to Average Net Assets	2.01	%(d)	2.00%	2.42%	1.85%	1.95%	2.40%
Portfolio Turnover(e)	21	%(c)	50%	41%	51%	37%	30%

(a) Per share data calculated using the average shares method.

(b) Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the year or period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the year or period.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions.

The accompanying notes are an integral part of these financial statements.

Cambria Foreign Shareholder Yield ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Period Ended		Year Ended April 30,
	October 31, 2024 (Unaudited)		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year or Period	$26.79		$25.19	$26.18	$27.65	$17.86	$23.56

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	0.69		1.31	1.54	1.28	0.75	0.90
Net Realized and Unrealized Gain (Loss) on Investments(b)	(0.34)		1.77	(1.01)	(1.32)	9.86	(5.60)
Total from Operations	0.35		3.08	0.53	(0.04)	10.61	(4.70)

Distributions:
From Net Investment Income	(0.74)		(1.48)	(1.52)	(1.43)	(0.82)	(1.00)
Total Distributions	(0.74)		(1.48)	(1.52)	(1.43)	(0.82)	(1.00)

Net Asset Value, End of Year or Period	$26.40		$26.79	$25.19	$26.18	$27.65	$17.86
Total Return	1.36	%(c)	12.94%	2.72%	-0.31%	60.72%	-20.47%

Ratios and Supplemental Data:
Net Assets, End of Year or Period (in thousands)	$333,993		$271,939	$187,654	$66,755	$30,416	$17,862
Ratio of Expenses to Average Net Assets	0.59	%(d)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of Net Investment Income to Average Net Assets	5.05	%(d)	5.25%	6.56%	4.68%	3.29%	4.04%
Portfolio Turnover(e)	31	%(c)	44%	34%	63%	59%	47%

(a) Per share data calculated using the average shares method.

(b) Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the year or period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the year or period.

(c) Not annualized.

(d)  Annualized.

(e) Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions.

The accompanying notes are an integral part of these financial statements.

Cambria Global Value ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Period Ended		Year Ended April 30,
	October 31, 2024 (Unaudited)		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year or Period	$21.62		$20.75	$20.48	$22.96	$16.37	$23.37

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	0.72		1.05	1.03	0.96	0.53	0.62
Net Realized and Unrealized Gain (Loss) on Investments(b)	0.13		0.98	0.24	(2.60)	6.44	(6.91)
Total from Operations	0.85		2.03	1.27	(1.64)	6.97	(6.29)

Distributions:
From Net Investment Income	(0.97)		(1.16)	(1.00)	(0.84)	(0.38)	(0.71)
Total Distributions	(0.97)		(1.16)	(1.00)	(0.84)	(0.38)	(0.71)

Net Asset Value, End of Year or Period	$21.50		$21.62	$20.75	$20.48	$22.96	$16.37
Total Return	4.03	%(c)	10.33%	6.97%	-7.47%	43.20%	-27.71%

Ratios and Supplemental Data:
Net Assets, End of Year or Period (in thousands)	$101,056		$104,848	$137,978	$102,386	$122,851	$96,587
Ratio of Expenses to Average Net Assets	0.59	%(d)	0.64%	0.67%	0.66%	0.66%	0.65%
Ratio of Net Investment Income to Average Net Assets	6.52	%(d)	5.15%	5.48%	4.19%	2.75%	2.84%
Portfolio Turnover(e)	1	%(c)	36%	94%	3%	14%	25%

(a) Per share data calculated using the average shares method.

(b) Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the year or period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the year or period.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions.

The accompanying notes are an integral part of these financial statements.

Cambria Global Momentum ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Period Ended		Year Ended April 30,
	October 31, 2024 (Unaudited)		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year or Period	$28.20		$28.02	$31.37	$29.73	$23.07	$25.09

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	0.31		0.93	0.65	1.28	0.29	0.56
Net Realized and Unrealized Gain (Loss) on Investments(b)	1.32		0.16	(3.42)	1.68	6.69	(2.02)
Total from Operations	1.63		1.09	(2.77)	2.96	6.98	(1.46)

Distributions:
From Net Investment Income	(0.45)		(0.89)	(0.58)	(1.25)	(0.30)	(0.54)
From Return of Capital	—		(0.02)	—	(0.07)	(0.02)	(0.02)
Total Distributions	(0.45)		(0.91)	(0.58)	(1.32)	(0.32)	(0.56)

Net Asset Value, End of Year or Period	$29.38		$28.20	$28.02	$31.37	$29.73	$23.07
Total Return	5.81	%(c)	3.98%	-8.81%	10.19%	30.49%	-6.02%

Ratios and Supplemental Data:
Net Assets, End of Year or Period (in thousands)	$110,182		$136,760	$177,952	$81,563	$62,434	$78,449
Ratio of Expenses to Average Net Assets(d)	0.59	%(e)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of Net Investment Income to Average Net Assets(f)	2.12	%(e)	3.38%	2.25%	4.19%	1.13%	2.25%
Portfolio Turnover(g)	42	%(c)	166%	307%	69%	115%	251%

(a) Per share data calculated using the average shares method.

(b) Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the year or period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the year or period.

(c) Not annualized.

(d) Expense ratios do not include expenses of the underlying funds.

(e) Annualized.

(f) Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(g) Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions.

The accompanying notes are an integral part of these financial statements.

Cambria Global Asset Allocation ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Period Ended		Year Ended April 30,
	October 31, 2024 (Unaudited)		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year or Period	$28.23		$26.99	$28.71	$31.55	$24.36	$26.82

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	0.62		1.05	1.11	1.99	0.58	0.86
Net Realized and Unrealized Gain (Loss) on Investments(b)	0.89		1.24	(1.61)	(2.85)	7.33	(2.36)
Total from Operations	1.51		2.29	(0.50)	(0.86)	7.91	(1.50)

Distributions:
From Net Investment Income	(0.74)		(1.05)	(1.07)	(1.98)	(0.72)	(0.85)
From Net Realized Gains	—		—	(0.15)	—	—	(0.11)
Total Distributions	(0.74)		(1.05)	(1.22)	(1.98)	(0.72)	(0.96)

Net Asset Value, End of Year or Period	$29.00		$28.23	$26.99	$28.71	$31.55	$24.36
Total Return	5.34	%(c)	8.63%	-1.58%	-3.01%	33.00%	-5.87%

Ratios and Supplemental Data:
Net Assets, End of Year or Period (in thousands)	$55,099		$53,631	$51,272	$45,933	$52,061	$49,930
Ratio of Expenses to Average Net Assets(d)	0.00	%(e)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of Net Investment Income to Average Net Assets(f)	4.20	%(e)	3.84%	4.08%	6.36%	2.07%	3.24%
Portfolio Turnover(g)	2	%(c)	13%	0%	8%	20%	9%

(a) Per share data calculated using the average shares method.

(b) Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the year or period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the year or period.

(c) Not annualized.

(d) Expense ratios do not include expenses of the underlying funds.

(e) Annualized.

(f) Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(g) Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions.

The accompanying notes are an integral part of these financial statements.

Cambria Value and Momentum ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented
	Period Ended		Year Ended April 30,
	October 31, 2024 (Unaudited)		2024		2023		2022	2021		2020

Net Asset Value, Beginning of Year or Period	$28.72		$24.63		$26.22		$23.21	$16.64		$20.83

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	0.14		0.25		0.54		0.25	0.14		0.18
Net Realized and Unrealized Gain (Loss) on Investments(b)	0.91		4.10		(1.66)		3.02	6.63		(4.17)
Total from Operations	1.05		4.35		(1.12)		3.27	6.77		(3.99)

Distributions:
From Net Investment Income	(0.14)		(0.26)		(0.47)		(0.26)	(0.20)		(0.20)
Total Distributions	(0.14)		(0.26)		(0.47)		(0.26)	(0.20)		(0.20)

Net Asset Value, End of Year or Period	$29.63		$28.72		$24.63		$26.22	$23.21		$16.64
Total Return	3.67	%(c)	17.75%		-4.34%		14.17%	41.05%		-19.32%

Ratios and Supplemental Data:
Net Assets, End of Year or Period (in thousands)	$53,337		$61,749		$64,036		$31,469	$18,567		$10,818
Ratio of Expenses to Average Net Assets, Including Waivers	0.65	%(d)(e)	0.64	%(f)	0.61	%(g)	0.59%	0.61	%(g)	0.63	%(h)
Ratio of Net Investment Income to Average Net Assets	0.96	%(d)	0.94%		2.00%		1.02%	0.70%		0.92%
Portfolio Turnover(i)	36	%(c)	63%		71%		78%	97%		76%

(a) Per share data calculated using the average shares method.

(b) Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the year or period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the year or period.

(c) Not Annualized.

(d) Annualized.

(e) Includes broker expense of 0.06%.

(f) Includes broker expense of 0.05%.

(g) Includes broker expense of 0.02%.

(h) Includes broker expense of 0.04%.

(i) Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions.

The accompanying notes are an integral part of these financial statements.

Cambria Global Tail Risk ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Period Ended		Year Ended April 30,
	October 31, 2024 (Unaudited)		2024		2023	2022	2021(a)	2020

Net Asset Value, Beginning of Year or Period	$16.57		$19.65		$21.78	$23.67	$23.57	$24.83

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(b)	0.31		0.62		0.46	0.71	0.94	1.18
Net Realized and Unrealized Gain (Loss) on Investments(c)	(0.11)		(3.03)		(2.59)	(2.60)	(0.69)	(1.36)
Total from Operations	0.20		(2.41)		(2.13)	(1.89)	0.25	(0.18)

Distributions:
From Net Investment Income	(0.26)		(0.54)		–	–	–	(0.96)
From Net Realized Gains	–		–		–	–	–	(0.12)
From Return of Capital	–		(0.13)		–	–	(0.15)	–
Total Distributions	(0.26)		(0.67)		–	–	(0.15)	(1.08)

Net Asset Value, End of Year or Period	$16.51		$16.57		$19.65	$21.78	$23.67	$23.57
Total Return	1.22	%(d)	-12.41%		-9.78%	-7.98%	1.03%	-1.00%

Ratios and Supplemental Data:
Net Assets, End of Year or Period (in thousands)	$1,651		$2,486		$3,930	$4,356	$7,102	$22,388
Ratio of Expenses to Average Net Assets, Excluding Waivers	0.59	%(e)	0.62	%(f)	0.59%	0.59%	0.59%	0.59%
Ratio of Expenses to Average Net Assets, Including Waivers	0.00	%(e)(g)	0.54	%(h)	0.59%	0.59%	0.59%	0.59%
Ratio of Net Investment Income to Average Net Assets	3.70	%(e)	3.35%		2.20%	3.18%	3.71%	4.72%
Portfolio Turnover(i)	0	%(d)	3%		62%	1%	53%	36%

(a) Prior to March 15, 2021, the Cambria Global Tail Risk ETF was known as the Cambria Sovereign Bond ETF.

(b) Per share data calculated using the average shares method.

(c) Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the year or period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the year or period.

(d) Not Annualized.

(e) Annualized.

(f) Includes broker expenses of 0.03%

(g) Effective March 1, 2024, the Investment Adviser has agreed to a voluntarily waiver of the advisory fees on Funds with net assets under $50 million, which amounts to 0.59%.

(h) Effective March 1, 2024, the Investment Adviser has agreed to a voluntarily waiver of the advisory fees on Funds with net assets under $50 million, which amounts to 0.08%.

(i) Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions.

The accompanying notes are an integral part of these financial statements.

Cambria Emerging Shareholder Yield ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Period Ended		Year Ended April 30,
	October 31, 2024 (Unaudited)		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year or Period	$34.08		$28.61	$30.22	$39.13	$24.97	$31.38

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	1.05		1.39	1.77	1.81	1.27	1.30
Net Realized and Unrealized Gain (Loss) on Investments(b)	(0.98)		5.83	(1.44)	(8.01)	14.04	(6.35)
Total from Operations	0.07		7.22	0.33	(6.20)	15.31	(5.05)

Distributions:
From Net Investment Income	(1.03)		(1.75)	(1.57)	(2.16)	(1.00)	(1.36)
From Net Realized Gains	–		–	(0.37)	(0.55)	–	–
From Return of Capital	–		–	–	–	(0.15)	–
Total Distributions	-1.03		(1.75)	(1.94)	(2.71)	(1.15)	(1.36)

Capital Share Transactions:
Transaction Fees	0.01		–	–	–	–	–

Net Asset Value, End of Year or Period	$33.13		$34.08	$28.61	$30.22	$39.13	$24.97
Total Return	-0.20	%(c)	26.51%	1.64%	-16.81%	63.04%	-16.89%

Ratios and Supplemental Data:
Net Assets, End of Year or Period (in thousands)	$478,776		$352,775	$175,975	$93,680	$62,614	$28,713
Ratio of Expenses to Average Net Assets	0.61	%(d)	0.63%	0.66%	0.64%	0.65%	0.69%
Ratio of Net Investment Income to Average Net Assets	6.08	%(d)	4.60%	6.49%	5.14%	4.00%	4.38%
Portfolio Turnover(e)	12	%(c)	32%	43%	45%	29%	81%

(a) Per share data calculated using the average shares method.

(b) Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the year or period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the year or period.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of these financial statements.

Cambria Tail Risk ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Period Ended		Year Ended April 30,
	October 31, 2024 (Unaudited)		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year or Period	$11.81		$14.62	$16.92	$18.74	$22.65	$19.87

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	0.19		0.42	0.29	0.13	0.04	0.27
Net Realized and Unrealized Gain (Loss) on Investments(b)	(0.09)		(2.77)	(2.27)	(1.84)	(3.92)	2.77
Total from Operations	0.10		(2.35)	(1.98)	(1.71)	(3.88)	3.04

Distributions:
From Net Investment Income	(0.18)		(0.46)	(0.32)	(0.11)	(0.03)	(0.26)
Total Distributions	(0.18)		(0.46)	(0.32)	(0.11)	(0.03)	(0.26)

Net Asset Value, End of Year or Period	$11.73		$11.81	$14.62	$16.92	$18.74	$22.65
Total Return	0.82	%(c)	-16.28%	-11.86%	-9.14%	-17.13%	15.47%

Ratios and Supplemental Data:
Net Assets, End of Year or Period (in thousands)	$85,599		$82,098	$224,372	$404,422	$281,995	$132,488
Ratio of Expenses to Average Net Assets	0.59	%(d)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of Net Investment Income to Average Net Assets	3.13	%(d)	3.21%	1.80%	0.69%	0.18%	1.31%
Portfolio Turnover(e)	32	%(c)	13%	129%	60%	155%	19%

(a) Per share data calculated using the average shares method.

(b) Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the year or period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the year or period.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of these financial statements.

Cambria Trinity ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Period Ended		Year Ended April 30,
	October 31, 2024 (Unaudited)		2024	2023	2022	2021	2020

Net Asset Value, Beginning of Year or Period	$25.50		$24.81	$26.82	$27.36	$21.32	$24.22

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	0.45		0.93	0.89	1.59	0.42	0.65
Net Realized and Unrealized Gain (Loss) on Investments(b)	0.26		0.70	(1.96)	(0.51)	6.07	(2.91)
Total from Operations	0.71		1.63	(1.07)	1.08	6.49	(2.26)

Distributions:
From Net Investment Income	(0.56)		(0.91)	(0.64)	(1.60)	(0.45)	(0.62)
From Net Realized Gains	–		(0.03)	(0.30)	(0.02)	–	(0.02)
Total Distributions	(0.56)		(0.94)	(0.94)	(1.62)	(0.45)	(0.64)

Net Asset Value, End of Year or Period	$25.65		$25.50	$24.81	$26.82	$27.36	$21.32
Total Return	2.78	%(c)	6.72%	-3.99%	3.98%	30.81%	-9.57%

Ratios and Supplemental Data:
Net Assets, End of Year or Period (in thousands)	$109,026		$107,111	$119,100	$50,958	$43,778	$37,309
Ratio of Expenses to Average Net Assets(d)	0.00	%(e)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of Net Investment Income to Average Net Assets(f)	3.46	%(e)	3.73%	3.54%	5.78%	1.77%	2.74%
Portfolio Turnover (g)	24	%(c)	69%	102%	26%	50%	88%

(a) Per share data calculated using the average shares method.

(b) Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the year or period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the year or period.

(c) Not Annualized.

(d) Expense ratios do not include expenses of the underlying funds.

(e) Annualized.

(f) Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(g) Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions.

The accompanying notes are an integral part of these financial statements.

Cambria Cannabis ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Period Ended		Year or Period Ended April 30,
	October 31, 2024 (Unaudited)		2024		2023	2022	2021	2020(a)

Net Asset Value, Beginning of Year or Period	$6.76		$6.22		$9.89	$18.86	$11.30	$25.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(b)	0.11		0.23		0.24	0.25	0.47	0.70
Net Realized and Unrealized Gain (Loss) on Investments(c)	(0.85)		0.54		(3.69)	(8.87)	7.63	(13.87)
Total from Operations	(0.74)		0.77		(3.45)	(8.62)	8.10	(13.17)

Distributions:
From Net Investment Income	(0.13)		(0.23)		(0.22)	(0.35)	(0.54)	(0.52)
From Net Realized Gains	–		–		–	–	–	(0.01)
Total Distributions	(0.13)		(0.23)		(0.22)	(0.35)	(0.54)	(0.53)

Net Asset Value, End of Year or Period	$5.89		$6.76		$6.22	$9.89	$18.86	$11.30
Total Return	-10.72	%(d)	12.97%		-35.04%	-46.49%	73.84%	-53.04	%(d)

Ratios and Supplemental Data:
Net Assets, End of Year or Period (in thousands)	$16,776		$11,161		$11,189	$19,780	$38,671	$9,038
Ratio of Expenses to Average Net Assets, Excluding Waivers	0.59	%(e)	0.59%		0.59%	0.59%	0.59%	0.59	%(e)
Ratio of Expenses to Average Net Assets, Including Waivers	0	%(e)(f)	0.35	%(g)	0.42%	0.42%	0.42%	0.42	%(e)
Ratio of Net Investment Income to Average Net Assets	3.60	%(e)	3.96%		3.17%	1.80%	2.94%	6.20	%(e)
Portfolio Turnover(h)	27	%(d)	13%		23%	46%	8%	4	%(d)

(a) Inception date July 24, 2019.

(b) Per share data calculated using the average shares method.

(c) Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the year or period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the year or period.

(d) Not annualized.

(e) Annualized.

(f) Effective March 1, 2024, the Investment Adviser has agreed to a voluntarily waiver of the advisory fees on Funds with net assets under $50 million, which amounts to 0.59%.

(g) Effective March 1, 2024, the Investment Adviser has agreed to a voluntarily waiver of the advisory fees on Funds with net assets under $50 million, which amounts to 0.24%.

(h) Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions.

The accompanying notes are an integral part of these financial statements.

Cambria Global Real Estate ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Period Ended		Year or Period Ended April 30,
	October 31, 2024 (Unaudited)		2024		2023	2022	2021(a)

Net Asset Value, Beginning of Year or Period	$23.59		$24.45		$29.76	$31.66	$25.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(b)	0.84		1.00		1.12	0.56	0.56
Net Realized and Unrealized Gain (Loss) on Investments(c)	2.79		(0.36)		(5.44)	0.99	6.51
Total from Operations	3.63		0.64		(4.32)	1.55	7.07

Distributions:
From Net Investment Income	(1.11)		(1.50)		(0.99)	(2.76)	(0.41)
From Net Realized Gains	–		–		–	(0.49)	–
From Return of Capital	–		–		–	(0.20)	–
Total Distributions	(1.11)		(1.50)		(0.99)	(3.45)	(0.41)

Net Asset Value, End of Year or Period	$26.11		$23.59		$24.45	$29.76	$31.66
Total Return	15.68	%(d)	2.68%		-14.47%	4.70%	28.40	%(d)

Ratios and Supplemental Data:
Net Assets, End of Year or Period (in thousands)	$31,329		$22,411		$25,671	$23,809	$14,245
Ratio of Expenses to Average Net Assets, Excluding Waivers	0.59	%(e)	0.59%		0.59%	0.59%	0.59	%(e)
Ratio of Expenses to Average Net Assets, Including Waivers	0	%(e)(f)	0.49	%(g)	0.59%	0.59%	0.59	%(e)
Ratio of Net Investment Income to Average Net Assets	6.54	%(e)	4.15%		4.29%	3.00%	3.19	%(e)
Portfolio Turnover(h)	57	%(d)	77%		94%	120%	51	%(d)

(a) Inception date September 23, 2020.

(b) Per share data calculated using the average shares method.

(c) Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the year or period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the year or period.

(d) Not annualized.

(e) Annualized.

(f) Effective March 1, 2024, the Investment Adviser has agreed to a voluntarily waiver of the advisory fees on Funds with net assets under $50 million, which amounts to 0.59%.

(g) Effective March 1, 2024, the Investment Adviser has agreed to a voluntarily waiver of the advisory fees on Funds with net assets under $50 million, which amounts to 0.10%.

(h) Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of these financial statements.

Cambria Micro and SmallCap Shareholder Yield ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Period Ended October 31, 2024 (Unaudited)		Period Ended April 30, 2024(a)

Net Asset Value, Beginning of Period	$25.41		$25.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(b)	0.41		0.25
Net Realized and Unrealized Gain (Loss) on Investments(c)	0.79		0.33
Total from Operations	1.20		0.58

Distributions:
From Net Investment Income	(0.68)		(0.17)
Total Distributions	(0.68)		(0.17)

Net Asset Value, End of Period	$25.93		$25.41
Total Return	4.70	%(d)	2.31	%(d)

Ratios and Supplemental Data:
Net Assets, End of Period (in thousands)	$27,879		$26,685
Ratio of Expenses to Average Net Assets, Excluding Waivers	0.59	%(e)	0.59	%(e)
Ratio of Expenses to Average Net Assets, Including Waivers	0.00	%(e)(f)	0.20	%(e)(g)
Ratio of Net Investment Income to Average Net Assets	3.10	%(e)	2.99	%(e)
Portfolio Turnover(h)	33	%(d)	8	%(d)

(a) Inception date January 3, 2024.

(b) Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(c) Per share data calculated using the average shares method.

(d) Not Annualized.

(e) Annualized.

(f) Effective March 1, 2024, the Investment Adviser has agreed to a voluntarily waiver of the advisory fees on Funds with net assets under $50 million, which amounts to 0.59%.

(g) Effective March 1, 2024, the Investment Adviser has agreed to a voluntarily waiver of the advisory fees on Funds with net assets under $50 million, which amounts to 0.39%.

(h) Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions.

The accompanying notes are an integral part of these financial statements.

Cambria Tactical Yield ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	Period Ended October 31, 2024 (Unaudited)		Period Ended April 30, 2024(a)

Net Asset Value, Beginning of Period	$25.22		$25.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(b)	0.65		0.41
Net Realized and Unrealized Gain (Loss) on Investments(c)	0.07		(0.05)
Total from Operations	0.72		0.36

Distributions:
From Net Investment Income	(0.71)		(0.14)
Total Distributions	(0.71)		(0.14)

Net Asset Value, End of Period	$25.23		$25.22
Total Return	2.90	%(d)	1.45	%(d)

Ratios and Supplemental Data:
Net Assets, End of Period (in thousands)	$20,187		$13,870
Ratio of Expenses to Average Net Assets, Excluding Waivers	0.59	%(e)	0.59	%(e)
Ratio of Expenses to Average Net Assets, Including Waivers	0.00	%(e)(f)	0.18	%(e)(g)
Ratio of Net Investment Income to Average Net Assets	5.11	%(e)	5.03	%(e)
Portfolio Turnover(h)	0	%(d)	0	%(d)

(a) Inception Date January 3, 2024.

(b) Per share data calculated using the average shares method.

(c) Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(d) Not Annualized.

(e) Annualized.

(f) Effective March 1, 2024, the Investment Adviser has agreed to a voluntarily waiver of the advisory fees on Funds with net assets under $50 million, which amounts to 0.59%.

(g) Effective March 1, 2024, the Investment Adviser has agreed to a voluntarily waiver of the advisory fees on Funds with net assets under $50 million, which amounts to 0.41%.

(h) Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions.

The accompanying notes are an integral part of these financial statements.

Cambria LargeCap Shareholder Yield ETF

Financial Highlights

For a Share Outstanding Throughout the Period Presented

	Period Ended October 31, 2024 (Unaudited)(a)
Net Asset Value, Beginning of Period	$25.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(b)	0.17
Net Realized and Unrealized Gain (Loss) on Investments(c)	1.13
Total from Operations	1.30

Distributions:
From Net Investment Income	(0.12)
Total Distributions	(0.12)

Net Asset Value, End of Period	$26.18
Total Return	5.21	%(d)

Ratios and Supplemental Data:
Net Assets, End of Period (in thousands)	$5,237
Ratio of Expenses to Average Net Assets, Excluding Waivers	0.59	%(e)
Ratio of Expenses to Average Net Assets, Including Waivers	0.59	%(e)
Ratio of Net Investment Income to Average Net Assets	2.08	%(e)
Portfolio Turnover(f)	2	%(d)

(a) Inception Date July 11th, 2024.

(b) Per share data calculated using the average shares method.

(c) Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions.

The accompanying notes are an integral part of these financial statements.

Cambria ETF Trust	Notes to Financial Statements

October 31, 2024 (Unaudited)

1. ORGANIZATION

Cambria ETF Trust (the “Trust”), a Delaware statutory trust, was formed on September 9, 2011, as an open-end registered management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of multiple exchange traded funds (“ETFs”). These financial statements relate only to Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Global Asset Allocation ETF, Cambria Value and Momentum ETF, Cambria Global Tail Risk ETF, Cambria Emerging Shareholder Yield ETF, Cambria Tail Risk ETF, Cambria Trinity ETF, Cambria Cannabis ETF, Cambria Global Real Estate ETF, Cambria Micro and SmallCap Shareholder Yield ETF, Cambria Tactical Yield ETF, and Cambria LargeCap Shareholder Yield ETF (“Shareholder Yield ETF”, “Foreign Shareholder Yield ETF”, “Global Value ETF”, “Global Momentum ETF”, “Global Asset Allocation ETF”, “Value and Momentum ETF”, “Global Tail Risk ETF”, “Emerging Shareholder Yield ETF”, “Tail Risk ETF”, “Trinity ETF”, “Cannabis ETF”, “Global Real Estate ETF”, “Micro and SmallCap Shareholder Yield ETF”, “Tactical Yield ETF”, and “LargeCap Shareholder Yield ETF”, respectively, and, collectively, the “Funds”). Cambria Investment Management, L.P. (the “Investment Adviser”) serves as the investment adviser to the Funds. Tidal Investments LLC (the “Sub-Adviser”), a Tidal Financial Group company, serves as the sub-adviser to the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified and actively managed.

The investment objective of Shareholder Yield ETF is to seek income and capital appreciation. The Shareholder Yield ETF inception date was May 13, 2013.

The investment objective of Foreign Shareholder Yield ETF is to seek income and capital appreciation. The Foreign Shareholder Yield ETF inception date was December 2, 2013.

The investment objective of Global Value ETF is to seek income and capital appreciation. The Global Value ETF inception date was March 11, 2014.

The investment objective of Global Momentum ETF is to seek to preserve and grow capital from investments in the U.S. and foreign equity, fixed income, commodity and currency markets, independent of market direction. The Global Momentum ETF inception date was November 3, 2014.

The investment objective of Global Asset Allocation ETF is to seek income and capital appreciation. The Global Asset Allocation ETF inception date was December 9, 2014.

The investment objective of Value and Momentum ETF is to seek income and capital appreciation from investments in the U.S. equity market. The Value and Momentum ETF inception date was September 8, 2015.

The investment objective of Global Tail Risk ETF is to seek income and capital appreciation. The Global Tail Risk ETF inception date was February 22, 2016.

The investment objective of Emerging Shareholder Yield ETF is to seek income and capital appreciation. The Emerging Shareholder Yield ETF inception date was July 13, 2016.

The investment objective of Tail Risk ETF is to seek to provide income and capital appreciation from investments in the U.S. market while protecting against significant downside risk. The Tail Risk ETF inception date was April 5, 2017.

The investment objective of Trinity ETF is to seek income and capital appreciation. The Trinity ETF inception date was September 10, 2018.

The investment objective of Cannabis ETF is to seek capital appreciation from investments in the global equity markets that have exposure to the broad cannabis industry. The Cannabis ETF inception date was July 24, 2019.

The investment objective of Global Real Estate ETF is to seek income and capital appreciation. The Global Real Estate ETF inception date was September 23, 2020.

The investment objective of Micro and SmallCap Shareholder Yield ETF is to seek income and capital appreciation. The Micro and SmallCap Shareholder Yield ETF inception date was January 3, 2024.

The investment objective of Tactical Yield ETF is to seek income and capital appreciation. The Tactical Yield ETF inception date was January 3, 2024.

The investment objective of LargeCap Shareholder Yield ETF is to seek income and capital appreciation. The LargeCap Shareholder Yield ETF inception date was July 11, 2024.

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 50,000 shares, called (“Creation Units”). Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

Cambria ETF Trust	Notes to Financial Statements

October 31, 2024 (Unaudited)

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and could have a material impact to the Funds.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market ( “NASDAQ”), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid.

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Futures are valued at the settlement price established for the business day by the board of trade on which they are traded. Settlement prices for financial futures are provided by an independent pricing agent.

Options are valued at the mean between the last bid and ask prices reported from the options exchange on which such options are listed. If there is no reported sale, long options positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price.

Forward foreign currency contracts and swap contracts are generally valued based on the marked-to-market value of the contract. Pricing services, approved and monitored pursuant to a policy approved by the Funds’ Board, provide market quotations based on both market prices and indicative bids.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser serve as its “Valuation Designee” and perform fair value determinations on behalf of all series of the Trust, subject to the Board’s supervision and direction. The following securities may be fair valued by the Valuation Designee: (1) securities for which market quotations are insufficient or not readily available, (2) securities for which, in the judgment of the Valuation Designee, the prices or values do not represent the fair value of the instrument, and (3) securities deemed to be illiquid. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. Fair valuation is based on subjective factors and, as a result, the fair value price of an asset may differ from the asset’s market price and may not be the current price at which the asset may be sold. Fair value estimates are based on judgments regarding the current economic environment, financial reports, credit, collateral and other such factors.

Under Rule 2a-5 of the 1940 Act, a fair value is determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Valuation Procedures, as applicable, of the Investment Adviser, subject to oversight by the Board. In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Cambria ETF Trust	Notes to Financial Statements

October 31, 2024 (Unaudited)

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Shareholder Yield ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,210,372,615	$—	$—	$1,210,372,615
Money Market Funds	13,551,756	—	—	13,551,756
Total Investments in Securities	$1,223,924,371	$—	$—	$1,223,924,371

Foreign Shareholder Yield ETF Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$324,760,348	$—	$—	$324,760,348
Money Market Funds	7,370,340	—	—	7,370,340
Total Investments in Securities	$332,130,688	$—	$—	$332,130,688

Global Value ETF Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stocks	$93,916,281	$—	$—	$93,916,281
Preferred Stocks	3,063,321	—	—	3,063,321
Real Estate Investment Trusts	852,014	—	—	852,014
Money Market Funds	2,557,599	—	—	2,557,599
Total Investments in Securities	$100,389,215	$—	$—	$100,389,215

(a)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Global Momentum ETF Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$110,048,237	$—	$—	$110,048,237
Money Market Funds	185,990	—	—	185,990
Total Assets	$110,234,227	$—	$—	$110,234,227

Global Asset Allocation ETF Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$54,979,380	$—	$—	$54,979,380
Investments Purchased with Proceeds from Securities Lending	3,604,901	—	—	3,604,901
Money Market Funds	113,330	—	—	113,330
Total Assets	$58,697,611	$—	$—	$58,697,611

Cambria ETF Trust	Notes to Financial Statements

October 31, 2024 (Unaudited)

Value and Momentum ETF
Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stocks	$47,878,536	$—	$93,767	$47,972,303
Investments Purchased with Proceeds from Securities Lending	148,037	—	—	148,037
Money Market Funds	3,117,236	—	—	3,117,236
Total Assets	$51,143,809	$—	$93,767	$51,237,576
Other Financial Instruments(b):
Assets
Futures	$103,812	$—	$—	$103,812
Total Assets	$103,812	$—	$—	$103,812

(a)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(b)	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of October 31, 2024.

Global Tail Risk ETF Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,497,914	$—	$—	$1,497,914
Options Purchased	—	78,920	—	78,920
Money Market Funds	141	—	—	141
Total Assets	$1,498,055	$78,920	$—	$1,576,975

Emerging Shareholder Yield ETF Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stocks	$465,888,185	$—	$5	$465,888,190
Money Market Funds	13,107,937	—	—	13,107,937
Total Assets	$478,996,122	$—	$5	$478,996,127

(a)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Tail Risk ETF Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$77,044,688	$—	$77,044,688
Options Purchased	—	6,124,430	—	6,124,430
Money Market Funds	748,393	—	—	748,393
Total Assets	$748,393	$83,169,118	$—	$83,917,511

Trinity ETF Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$109,014,291	$—	$—	$109,014,291
Investments Purchased with Proceeds from Securities Lending	4,757,220	—	—	4,757,220
Money Market Funds	9,381	—	—	9,381
Total Assets	$113,780,892	$—	$—	$113,780,892

Cambria ETF Trust	Notes to Financial Statements

October 31, 2024 (Unaudited)

Cannabis ETF Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$8,197,101	$—	$—	$8,197,101
Real Estate Investment Trusts	766,450	—	—	766,450
Money Market Funds	2,261,913	—	—	2,261,913
Total Assets	$11,225,464	$—	$—	$11,225,464

Other Financial Instruments(a):
Liabilities
Total Return Swaps	$—	$—	$—	$—
Total Liabilities	$—	$—	$—	$—

(a)	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of October 31, 2024.

Global Real Estate ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$29,645,116	$—	$—	$29,645,116
Common Stocks	389,891	—	—	389,891
Investments Purchased with Proceeds from Securities Lending	461,895	—	—	461,895
Money Market Funds	742,653	—	—	742,653
Total Assets	$31,239,555	$—	$—	$31,239,555

Micro and SmallCap Shareholder Yield ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$27,187,870	$—	$—	$27,187,870
Closed End Funds	269,986	—	—	269,986
Money Market Funds	403,222	—	—	403,222
Total Assets	$27,861,078	$—	$—	$27,861,078

Tactical Yield ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Money Market Funds	$6,869,624	$—	$—	$6,869,624
U.S. Treasury Bills	—	13,315,502	—	13,315,502
Total Assets	$6,869,624	$13,315,502	$—	$20,185,126

LargeCap Shareholder Yield ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$5,212,936	$—	$—	$5,212,936
Money Market Funds	20,535	—	—	20,535
Total Assets	$5,233,471	$—	$—	$5,233,471

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. These gains and losses are included in net realized and unrealized gains and losses on foreign currency transactions on the Statements of Operations.

The value of the Funds’ foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates, as a change in the value of a foreign currency against the U.S. dollar generally will result in a corresponding change in the U.S. dollar value of securities

Cambria ETF Trust	Notes to Financial Statements

October 31, 2024 (Unaudited)

denominated in that currency held by a Fund. In addition to the risks of foreign currency exchange rates generally, trading in the currencies of certain countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions, which may in turn make such holdings denominated in those currencies difficult to value. The Funds may also incur losses in connection with conversions between various currencies.

Futures Contracts — Consistent with its investment objective and strategies, Value and Momentum ETF utilized futures contracts during the period ended October 31, 2024. The Value and Momentum ETF’s investment in futures contracts is designed to enable it to more closely approximate the performance of its benchmark index. Value and Momentum ETF chose to invest in futures contracts for tactical hedging purposes as well as to enhance its returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, Value and Momentum ETF records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. If a margin deposit was made upon entering into futures contracts, it is included in Deposit with Broker for futures contracts on the Statements of Assets and Liabilities.

Risks of entering into futures contracts include, 1) the possibility that there will be an imperfect price correlation between the futures and the underlying securities; 2) the possibility that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date; 3) Value and Momentum ETF could lose more than the original margin deposit required to initiate a futures transaction and; 4) losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Options Written/Purchased — The Value and Momentum ETF, Global Tail Risk ETF, Tail Risk ETF may invest in equity options contracts for the purpose of hedging their existing portfolio securities, or securities that they intend to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. The Value and Momentum ETF may use options to hedge up to 100% of the value of its long portfolio in an attempt to avoid overvalued and downtrending markets. The Global Tail Risk ETF utilizes a put option strategy to manage the risk of a significant negative movement in the value of global ex-U.S. equities on a month-by-month basis. A Fund may also invest in equity option contracts to enhance its returns. The Tail Risk ETF utilizes a put option strategy to manage the risk of a significant negative movement in the value of domestic equities over rolling one-month periods. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. There is risk that a Fund may pay a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities.

Swaps Contracts — Swap contracts are agreements among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of an underlying index). Swap agreements may be negotiated bilaterally and traded over the counter (“OTC”) between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or abroad), commodities, and foreign currencies, and may increase or decrease the overall volatility of the Fund’s investments and its share price.

Cambria ETF Trust	Notes to Financial Statements

October 31, 2024 (Unaudited)

The fair value of derivative instruments as of October 31, 2024:

	Asset Derivatives			Liabilities Derivatives
Risk Exposure	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Cambria Value and Momentum ETF
Equity Risk (Futures Contracts)	Unrealized appreciation on futures contracts	$103,812	*	Unrealized depreciation on futures contracts	N/A
Total		$103,812

Cambria Global Tail Risk ETF
Equity Contracts (Purchased Options)	Investments, at value	$78,920		Investments, at value	N/A
Total		$78,920

Cambria Tail Risk ETF
Equity Contracts (Purchased Options)	Investments, at value	$6,124,430		Investments, at value	N/A
Total		$6,124,430

Cambria Cannabis ETF
Equity Contracts (Total Return Swaps)	Unrealized appreciation on swaps	N/A		Unrealized depreciation on swaps	N/A
Total					N/A

*	Includes cumulative appreciation/depreciation on futures contracts and swaps as reported on the Schedules of Investments. Only current day’s variation margin for futures contracts are reported within the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the period ended October 31, 2024:

		Realized Gain/	Change in Unrealized
		(Loss) on	Appreciation/
		Derivatives	(Depreciation) on
		Recognized	Derivatives Recognized
Risk Exposure	Statements of Operations Location	in Income	in Income
Cambria Value and Momentum ETF
Equity Risk (Futures Contracts)	Net Realized Gain (Loss) on Futures Contracts/Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	$(2,139,952)	$(672,226)
Total		$(2,139,952)	$(672,226)

Cambria Global Tail Risk ETF
Equity Contracts (Purchased Options)*	Net Realized Gain (Loss) on Investments of Securities of Unaffiliated Issuers/ Net Change in Unrealized Appreciation (Depreciation) on Investments of Securities of Unaffiliated Issuers	$(167,212)	$85,944
Total		$(167,212)	$85,944

Cambria ETF Trust	Notes to Financial Statements

October 31, 2024 (Unaudited)

		Realized Gain/	Change in Unrealized
		(Loss) on	Appreciation/
		Derivatives	(Depreciation) on
		Recognized	Derivatives Recognized
Risk Exposure	Statements of Operations Location	in Income	in Income
Cambria Tail Risk ETF
Equity Contracts (Purchased Options)*	Net Realized Gain (Loss) on Investments of Securities of Unaffiliated Issuers/ Net Change in Unrealized Appreciation (Depreciation) on Investments of Securities of Unaffiliated Issuers	$(5,628,993)	$2,296,303
Total		$(5,628,993)	$2,296,303

Cambria Cannabis ETF
Equity Risk (Swap Contracts)	Net Realized Gain (Loss) on Swaps/Swaps Contracts Net Change in Unrealized Appreciation (Depreciation) on Swap Contracts	$(1,788,014)	$0	**
Total		$(1,788,014)	$0	**

*	Purchased options are included within net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments.

**	Does not round to $1.

The monthly average notional value of the short equity futures contracts during the period ended October 31, 2024, for the Value and Momentum ETF was ($24,691,798). The average notional amount of purchased option contracts during the period ended October 31, 2024, for Global Tail Risk ETF and Tail Risk ETF was $6,451,429 and $293,615,714, respectively. The average monthly notional value of long swap contracts during the period ended October 31, 2024, for Cambria Cannabis ETF was $2,349,837.

Federal Income Taxes — The Funds intend to qualify as “regulated investment companies” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. If so qualified, the Funds will not be subject to U.S. federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more]likely]than]not threshold are recorded as a tax benefit or expense in the current period.

The Funds did not record any tax provisions in the current year. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of the period ended October 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any from prior years. As a registered investment company, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable. During the period, the Funds did not incur any interest or penalties.

Expenses — All organizational and offering expenses of the Trust were borne by the Investment Adviser and are not subject to future recoupment. As a result, organizational and offering expenses are not reflected in the financial statements. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Dividend income received from the underlying funds is recognized on the ex-dividend date and is recorded as dividend income in the Statements of Operations. Capital gain distributions received

Cambria ETF Trust	Notes to Financial Statements

October 31, 2024 (Unaudited)

from the underlying funds are recognized on ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis. Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Withholding taxes on foreign dividends and foreign capital gains tax have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Capital gain taxes on securities in certain foreign countries are accrued on unrealized appreciation and are due when realized.

Foreign Taxes — The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Dividends and Distributions to Shareholders — The Funds generally pay out dividends from their net investment income, if any, quarterly, and distribute their net capital gains, if any, to shareholders at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares on a continuous basis at NAV in groups of 50,000 shares (expect for the Micro and SmallCap Shareholder Yield ETF and the LargeCap Shareholder Yield ETF, which transact in groups of 25,000 shares) called creation units. Purchasers of Creation Units (“Authorized Participants”) must pay a creation transaction fee per transaction. The fee is typically a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

ALPS Distributors Inc. (the “Distributor”), the Funds’ Distributor, has entered into participant agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Fund and/or serve as counterparty to derivative transactions with the Funds.

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant agreement with the distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown for the period ended October 31, 2024:

Fund	Creation Unit Shares	Creation Fee	Value	Redemption Fee	Variable Charge
Cambria Shareholder Yield ETF	50,000	$700	$3,498,000	$700	None
Cambria Foreign Shareholder Yield ETF	50,000	2,500	1,320,000	2,500	Up to 2.0%
Cambria Global Value ETF	50,000	3,500	1,075,000	3,500	Up to 2.0%
Cambria Global Momentum ETF	50,000	500	1,469,000	500	Up to 2.0%
Cambria Global Asset Allocation ETF	50,000	500	1,450,000	500	None
Cambria Value and Momentum ETF	50,000	700	1,481,500	700	None
Cambria Global Tail Risk ETF	50,000	500	825,500	500	Up to 2.0%
Cambria Emerging Shareholder Yield ETF	50,000	3,500	1,656,500	3,500	Up to 2.0%
Cambria Tail Risk ETF	50,000	500	586,500	500	None
Cambria Trinity ETF	50,000	300	1,282,500	300	None
Cambria Cannabis ETF	50,000	500	294,500	500	Up to 2.0%
Cambria Global Real Estate ETF	50,000	1,500	1,305,500	1,500	Up to 2.0%
Cambria Micro and SmallCap Shareholder Yield ETF	25,000	300	648,250	300	Up to 2.0%
Cambria Tactical Yield ETF	50,000	300	1,261,000	300	Up to 2.0%
Cambria LargeCap Shareholder Yield ETF	25,000	300	654,500	300	Up to 2.0%

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable Deposit Securities. In these circumstances, the Funds may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-market value of the missing Deposit Securities. Amounts are disclosed as segregated cash balances with Authorized Participants for Deposit Securities and payable for collateral upon return of

Cambria ETF Trust	Notes to Financial Statements

October 31, 2024 (Unaudited)

Deposit Securities on the Statements of Assets and Liabilities.

Illiquid Securities — A security is considered illiquid if a Fund reasonably expects that the investment cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Cash and cash equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statements of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. OFFSETTING ASSETS AND LIABILITIES

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect, or potential effect, of netting arrangements on the Funds for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement, or similar agreement, or meet the following criteria to offset assets and liabilities: 1) the amounts owed by a Fund to another party are determinable; 2) a Fund has the right to offset the amounts owed with the amounts owed by the other party; 3) a Fund intends to offset assets and liabilities, which can be enforced by law.

As of October 31, 2024, the Funds’ financial instruments and derivative instruments are not subject to a master netting arrangement. See Note 10 for offsetting related to securities lending.

4. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Investment Advisory Agreement — The Investment Adviser is responsible for overseeing the management and business affairs of the Funds and has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies, and restrictions. The Investment Adviser reviews, supervises, and administers each Fund’s investment program. The Investment Adviser has entered into an investment advisory agreement (“Advisory Agreement”) with respect to the Funds. Pursuant to the Advisory Agreement, the Funds pay the Investment Adviser, on a monthly basis, an annual advisory fee based on their average daily nets assets for the services and facilities it provides payable at an annual rate of 0.59%, excluding the Global Asset Allocation ETF and Trinity ETF, neither of which is charged an advisory fee.

With respect to each Fund, except the Global Value ETF and Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of the Funds, except for the advisory fee, payments under each Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. With respect to the Global Value ETF and Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of each Fund, except for the advisory fee, payments under the Fund’s 12b-1 plan, brokerage expenses, custodial expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. The Global Value ETF and Emerging Shareholder Yield ETF may pay up to 0.10% of each Funds average daily net assets in custody fees. The Advisory Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, by the Board or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on 60 days’ written notice to the Investment Adviser, and by the Investment Adviser on 60 days’ written notice to the Trust and that it shall be automatically terminated if it is assigned.

Cannabis ETF has contractually agreed to waive 0.17% of its advisory fee, on an annualized basis, through at least August 31, 2025, unless otherwise terminated by the Board. The waived fees are not eligible for recapture by the Investment Adviser. Effective March 1, 2024, the Investment Adviser has agreed to a voluntarily waiver of the advisory fees on Funds with net assets under $50 million. During the period ended October 31, 2024, the Investment Adviser voluntarily waived the following:

Fund	Fees Waived
Global Tail Risk ETF	$7,310
Cannabis ETF	41,413
Global Real Estate ETF	83,752
Micro and SmallCap ETF	98,031
Tactical Yield ETF	53,337

These voluntary waivers are in addition to the Cannabis ETF’s contractual fee waiver/expense limitation agreement discussed above and may be discontinued at any time. The fees waived are not eligible for recapture by the Investment Adviser. Additionally, the Investment Adviser earned $204,121 in Investment Advisory Fees from the Global Momentum ETF related to the Fund’s investment in affiliated funds.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day

Cambria ETF Trust	Notes to Financial Statements

October 31, 2024 (Unaudited)

management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee of 0.03% on the first $2 billion of the Funds aggregate average daily net assets and 0.025% of average daily net assets over $2 billion by the Adviser, which is calculated and paid monthly. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Funds’ Investment Advisory Fees, less contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal.

Administrator, Custodian and Transfer Agent — Tidal ETF Services LLC ( “Tidal”) serves as the Funds’ Administrator and, in that capacity, performs various administrative and management services for the Funds, and prepares reports and materials to be supplied to the Board.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings and reports for the Funds, including regulatory compliance monitoring and financial reporting; and monitors the activities of the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds, as applicable. BBH also serves as a custodian for certain securities pursuant to a custodian agreement.

Distribution Agreement — The Distributor serves as the Funds’ distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year for certain distribution-related activities. However, no such fee is currently paid by the Funds, and the Board has not currently approved the commencement of any payments under the Plan.

Certain officers and trustees of the Trust are affiliated with the Investment Adviser, Sub-Adviser and Administrator.

5. INVESTMENT TRANSACTIONS

For the period ended October 31, 2024, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities, were:

	Purchases of	Proceeds from
Fund	Securities	Sales of Securities
Cambria Shareholder Yield ETF	$252,375,272	$255,336,766
Cambria Foreign Shareholder Yield ETF	98,078,907	96,029,980
Cambria Global Value ETF	873,997	4,883,105
Cambria Global Momentum ETF	52,591,823	52,154,850
Cambria Global Asset Allocation ETF	1,102,631	1,343,950
Cambria Value and Momentum ETF	17,541,618	17,818,921
Cambria Global Tail Risk ETF	—	758,381
Cambria Emerging Shareholder Yield ETF	148,094,973	50,143,811
Cambria Tail Risk ETF	26,911,828	24,657,448
Cambria Trinity ETF	26,064,301	26,303,631
Cambria Cannabis ETF	1,993,491	3,524,147
Cambria Global Real Estate ETF	15,596,586	15,732,571
Cambria Micro and SmallCap Shareholder Yield ETF	10,402,476	10,778,873
Cambria Tactical Yield ETF	—	—
Cambria LargeCap Shareholder Yield ETF	106,161	117,989

For the period ended October 31, 2024, the Tail Risk ETF had purchases and sales of U.S. Government securities of $23,544,344 and $23,468,169, respectively.

During the period ended October 31, 2024, the Funds realized net capital gains (losses) resulting from redemptions in kind in which Authorized Participants exchange Fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from accumulated gains to paid in capital.

Cambria ETF Trust	Notes to Financial Statements

October 31, 2024 (Unaudited)

For the period ended October 31, 2024, in-kind transactions associated with creations and redemptions were:

Fund	Purchases of Securities	Proceeds from Sales of Securities	Net Realized Gain/(Loss)
Cambria Shareholder Yield ETF	$117,976,647	$93,579,802	$20,480,476
Cambria Foreign Shareholder Yield ETF	115,939,681	55,843,547	14,561,173
Cambria Global Value ETF	—	2,355,636	334,494
Cambria Global Momentum ETF	—	31,945,012	3,352,161
Cambria Global Asset Allocation ETF	2,907,624	2,930,202	422,192
Cambria Value and Momentum ETF	5,221,566	14,085,718	3,329,173
Cambria Global Tail Risk ETF	—	—	—
Cambria Emerging Shareholder Yield ETF	41,876,966	—	—
Cambria Tail Risk ETF	1,629,811	—	—
Cambria Trinity ETF	3,896,532	2,587,228	234,499
Cambria Cannabis ETF	3,737,629	—	—
Cambria Global Real Estate ETF	15,641,566	10,650,643	2,085,098
Cambria Micro and SmallCap Shareholder Yield ETF	14,101,334	13,262,301	1,401,114
Cambria Tactical Yield ETF	—	—	—
Cambria LargeCap Shareholder Yield ETF	5,797,248	646,208	29,449

6. PRINCIPAL INVESTMENT RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investments could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds are subject to the principal risks set forth in their prospectuses under the heading ‘‘Principal Risks.’’ Some of these risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, or ability to meet its investment objective, are set forth below.

Buyback Risk. When a company repurchases its shares from the marketplace through share buybacks, investors may perceive this action to be a reflection of management’s belief that company shares are undervalued, but there is no guarantee that the price of a company’s stock will increase after the company announces a buyback. Accordingly, share buybacks may not be an accurate predictor of a company’s value or future share performance.

Cannabis Industry Risk. Cannabis Companies are subject to various laws and regulations that may differ at the local and federal level. These laws and regulations may significantly affect a Cannabis Company’s ability to secure financing, impact the market for cannabis industry sales and services, and set limitations on marijuana use, production, processing, transportation, sale, marketing and storage. Cannabis Companies may also be required to secure permits and authorizations from government agencies to cultivate, process, transport, store, market, sell or research marijuana. In addition, Cannabis Companies are subject to the risks associated with the agricultural, biotechnology, and pharmaceutical industries. The Cannabis ETF invests in publicly-traded Cannabis Companies primarily listed and traded on a national securities exchange that operates in a jurisdiction where the Cannabis Companies’ cannabis-related business activities are legal under the national and local laws of the relevant jurisdiction, including U.S. federal and state laws.

U.S. Regulation of Marijuana. Although the medical use of marijuana is legal in more than half of the states as well as the District of Columbia and non- medical use of marijuana is legal in an increasing number of states and the District of Columbia, the possession and use of marijuana remains illegal under U.S. federal law. Actions by federal regulatory agencies, such as increased enforcement of federal marijuana laws and the prosecution of nonviolent federal drug crimes by the U.S. Department of Justice (“DOJ”), could produce a chilling effect on the industry’s growth and further discourage banks from expanding their services to cannabis-related companies where such services are currently limited, notwithstanding cannabis banking guidance provided by the Financial Crimes Enforcement Network of the U.S. Department of Treasury (“FINCEN”). This conflict between the regulation of marijuana under federal and state law creates volatility and risk for all Cannabis Companies. In particular, the stepped up enforcement of marijuana laws by the federal government would adversely affect the value of the Fund’s U.S. investments, if any, as well as the Fund’s future ability to invest in Cannabis Companies primarily listed and traded on a U.S. national securities exchange and/or engaged in cannabis-related businesses in the U.S. Cannabis Companies that engage in legal medical or pharmaceutical research or the legal production and distribution of controlled substances such as marijuana must be registered with the Drug Enforcement Administration (“DEA”) to perform such activities. Further, the DEA has no obligation to ever issue such registration to cannabis or marijuana products. In addition, although the DOJ published a notice of proposed rulemaking with the Federal Register on May 21, 2024, to initiate a formal rulemaking process to reconsider rescheduling marijuana under the Controlled

Cambria ETF Trust	Notes to Financial Statements

 October 31, 2024 (Unaudited)

Substances Act (“CSA”), until a final rule is published, cannabis remains a Schedule I controlled substance and is subject to the limitations of Section 280E of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). Section 280E applies by its terms to the purchase and sale of medical-use cannabis products and provides that no deduction or credit is allowed for expenses incurred during a taxable year “in carrying on any trade or business if such trade or business (or the activities which comprise such trade or business) consists of trafficking in controlled substances (within the meaning of Schedules I and II of the [CSA]) which is prohibited by federal law or the law of any state in which such trade or business is conducted.” The disallowance of such tax deductions will likely affect the value of cannabis-related companies.

U.S. Regulation of Hemp and Hemp-Derived CBD. The Farm Bill effectively removes hemp, its extracts, derivatives, including hemp-derived cannabinoids such as CBD from the CSA’s list of controlled substances and allows states to regulate its production, commerce, and research with approval from the United States Department of Agriculture (“USDA”). However, it is unlawful under federal law to market a food or dietary supplement that contains CBD. CBD also may not be included as an active ingredient in any over-the-counter drug product that is not the subject of an FDA-approved marketing application. FDA has the authority to remove from the market any CBD product that does not comply with the agency’s requirements. Accordingly, companies selling food or dietary supplements containing CBD may face federal enforcement action and would not be permitted to sell or market their products.

Non-U.S. Regulation of Marijuana. Laws and regulations related to the possession, use (medical or recreational), sale, transport and cultivation of marijuana vary throughout the world. These laws and regulations are subject to change and may have a significant impact on the operations of a Cannabis Company. Such operations may be legal under current law, but may be illegal in the future if the applicable law changes to prohibit marijuana-related activities vital to the company’s business. In Canada, the Cannabis Act, along with the related provincial and territorial legislation regulating adult use, distribution and sales, established a legal framework in Canada for the production, distribution, sale, and possession of both medical cannabis and adult use marijuana. However, there can be no assurance that Canadian federal, provincial, or territorial laws regulating cannabis will not be repealed or overturned or that governmental authorities will not limit the application of such laws within their respective jurisdictions.

Cash Redemption Risk. A Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, a Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, such Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively (i.e., securities are distributed as payment of redemption proceeds). In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance.

Commodity Investing Risk. Investing in commodity-related companies may subject a Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the Funds’ holdings.

Corporate Bond Risk. Corporate bonds respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Counterparty Risk. The Funds bear the risk that the counterparty to a derivative or other contract with a third party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations the Funds will lose money and the value of an investment in Funds’ shares may decrease. In addition, the Funds may engage in such investment transactions with a limited number of counterparties.

Currency Strategies Risk. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention. Changes in currency exchange rates may affect the U.S. dollar value of the Funds’ investments.

Cyber Security Risk. Each Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Funds in many ways, including, but not limited to, disruption of the Funds’ operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Funds’ third-party service providers, including the Investment Adviser, the sub-adviser, the custodian, and the transfer agent, market makers, Authorized Participants, or the issuers of securities in which the Funds invest may subject the Funds to many of the same risks associated with direct cyber security breaches.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to the risks of investing directly in foreign securities. In addition, depositary receipts may not track the price of or may be less liquid than their underlying foreign securities, and the value of depositary receipts may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk. Derivatives are financial instruments that have a value which depend upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, indexes, rates or currencies. Derivatives may result in investment exposures that are greater than their

Cambria ETF Trust	Notes to Financial Statements

October 31, 2024 (Unaudited)

cost would suggest; in other words, a small investment in a derivative may have a large impact on fund performance. The successful use of derivatives generally depends on the ability to predict market movements. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Investment Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce a fund’s return. A fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Options Risk. The value of the Fund’s positions in options fluctuates in response to changes in the value of the underlying index. The Fund also risks losing all or part of the cash paid for purchasing put options. Because the Fund only purchases put options, the Fund’s losses from its exposure to put options is limited to the amount of premiums paid to the option seller.

Swaps Contract Risk. Swap contracts are agreements among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of an underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Funds and the capital resources available for these companies’ dividend payments may adversely affect the Funds.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about issuers in such markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; fewer investor rights and limited legal, contractual or practical remedies available to investors against emerging market companies; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries.

Equity Investing Risk. An investment in the Funds involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

ETF Structure Risk. The Funds are ETFs, and, as a result of an ETF’s structure, they are exposed to the following risks:

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Funds’ investment strategy will require it to effect redemptions by Authorized Participants, in whole or in part, for the cash value of large blocks of Shares called Creation Units. As a result, the Funds may pay out higher annual capital gain distributions and be less tax-efficient than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions, and these added costs may be borne by the Funds and negatively impact Fund performance.

Premium -Discount Risk. Shares may trade above (premium) or below (discount) their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

Cambria ETF Trust	Notes to Financial Statements

October 31, 2024 (Unaudited)

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity and is generally higher if Shares have little trading volume and market liquidity. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted.

Exchange-Traded Funds and Exchange-Traded Products (“ETP”) and Investment Companies Risk. The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, the Funds bear their proportionate share of the fees and expenses of the underlying entity. As a result, the Funds’ operating expenses may be higher and performance may be lower.

Exchange-Traded Notes Risk. Because ETNs are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Fund to the risk that an ETN’s issuer may be unable to pay. In addition, as with investments in other ETPs, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower.

Fixed Income Risk. A decline in an issuer’s credit rating and/or financial condition may cause such issuer’s fixed income securities to decrease in value while experiencing increased volatility and investment risk. During periods of falling interest rates, an issuer of a callable bond held by the Funds may “call” (or repay) the security before its stated maturity, and the Funds may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Funds’ income. The market value of a fixed income security generally changes in response to changes in interest rates and may change quickly and without warning in response to issuer defaults and changes in issuer credit ratings.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including risks due to: (i) differences in information available about foreign issuers; (ii) differences in investor protection standards in other jurisdictions; (iii) capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; (iv) political, diplomatic and economic risks; (v) regulatory risks; and (vi) foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Funds’ investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Funds’ returns.

Forward Currency Contracts Risk. Forward currency contracts and other currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as Cambria expects. The Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Cambria’s predictions regarding the movement of foreign currency prove inaccurate. In addition, the use of forward currency contracts subjects the Fund to counterparty risk and leveraging risk, as discussed in this Prospectus. Forward contracts require collateralization, and the commitment of a large portion of the Fund’s assets as collateral could impede portfolio management.

Futures Contracts Risk. Risks associated with the use of futures contracts include the following: (i) an imperfect correlation between movements in prices of index futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. Investments in futures may expose the Funds to leverage.

Geographic Investment Risk. To the extent the Funds invest a significant portion of assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Asia-Pacific Risk. Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. Certain Asia-Pacific countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products.

Canada Risk. Changes to the U.S. economy may significantly affect the Canadian economy because the U.S. is Canada’s largest trading partner and foreign investor. The economy of Canada is also heavily dependent on the demand for natural resources and agricultural products. Accordingly, a change in the supply and demand of these resources, both in Canada and worldwide, can have a significant effect on Canadian market performance. Conditions that weaken demand for its products worldwide could have a negative impact on the Canadian economy as a whole.

China Risk. Investments in China involve risks closely tied to the social, political, and economic conditions within China. The Chinese economy may experience slower growth if domestic or global demand for Chinese goods decreases significantly and/or key trading partners implement protectionist measures such as trade tariffs. China’s economy is also susceptible to economic recession, market inefficiency,

Cambria ETF Trust	Notes to Financial Statements

October 31, 2024 (Unaudited)

rising inflation rates, volatility and pricing anomalies that may be connected to governmental influence, a lack of public information and/or social and political instability. The Chinese government maintains strict currency controls, regularly intervenes in the currency market, and plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital.

Europe Risk. The Economic and Monetary Union of the European Union (“EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. In addition, the United Kingdom has formally exited the EU (“Brexit”). Although it remains unclear what the potential consequences of Brexit may be, the economies of Europe and the United Kingdom, as well as the broader global economy, could be significantly impacted by Brexit, which may result in lower economic growth and increased volatility and illiquidity across global markets.

Japan Risk. The economy of Japan is heavily dependent on international trade, government support, and consistent government policy supporting its export market. Slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. Trade tariffs and other protectionist measures could also have an adverse impact on the Japanese export market.

South Africa Risk. South Africa’s economy is heavily dependent on natural resources and commodity prices. South Africa’s currency may also be vulnerable to significant fluctuations and devaluation. Access to health care, unemployment, limited economic opportunity, and other financial constraints, continue to present obstacles to South Africa’s full economic development. Disparities of wealth, the pace and success of democratization and capital market development and religious and racial disaffection have also led to social and political unrest. There can be no assurance that initiatives by the South African government to address these issues will achieve the desired results.

South Korea Risk. Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors may have an adverse effect on the South Korean economy.

Taiwan Risk. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerge economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan.

Hedging Risk. Options used by the Funds to offset its exposure to tail risk or reduce volatility may not perform as intended. There can be no assurance that the Funds’ put option strategy will be effective. It may expose the Funds to losses, e.g., option premiums, to which it would not have otherwise been exposed if it only invested, directly or indirectly, in U.S. government bonds and ex-U.S. sovereign bonds. Further, the put option strategy may not fully protect the Funds against declines in the value of their portfolio securities.

High Yield Securities Risk. High yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. High yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

Inflation- Protected Security Risk. Inflation-protected securities, such as Treasury inflation-protected securities (TIPS), provide protection against inflation. Inflation-protected securities typically decrease in value when real interest rates rise and increase in value when real interest rates fall.

Interest Rate Risk. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. Risks associated with rising interest rates are heightened given the Federal Reserve’s recent increases in interest rates. To the extent that rates increase substantially and/or rapidly, the Funds may be subject to significant losses.

International Closed-Market Trading Risk. Because the Funds’ investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Cambria ETF Trust	Notes to Financial Statements

October 31, 2024 (Unaudited)

Investment Risk. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Large Capitalization Company Risk. The Funds’ investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Leveraging Risk. Certain of the Funds’ investments may expose the Funds to leverage, causing the Funds’ value to be more volatile.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. A significant, rapid rise in interest rates may result in a period of volatility and increased redemptions if Fund securities become illiquid and are forced to sell the illiquid securities at disadvantageous times or prices. This could have a negative effect on the Funds’ ability to achieve its investment objective and may result in losses to Fund shareholders.

Management Risk. The Funds are actively managed using a model-based approach, and the Adviser selects Fund investments on a periodic basis using a proprietary quantitative algorithm developed by the Adviser for the Funds. There can be no guarantee that these strategies and processes, or the Adviser’s quantitative model, will be effective or successful investment management techniques or that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular Fund investments will be correct even if the Adviser’s overall investment strategies and processes are otherwise effective. Further, there is no guarantee that the Funds will achieve their investment objective.

Market Events Risk. Turbulence in the financial markets, reduced liquidity in the equity markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers, which could have an adverse effect on certain Fund holdings. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on certain Fund holdings.

Micro Capitalization Company Risk. Micro capitalization companies are more vulnerable to adverse economic events and poor business conditions than larger, more established companies. The earnings and revenue of micro capitalization companies tend to be less predictable, and their securities are generally less liquid and subject to greater and more unpredictable price change.

Momentum Investing Risk. A Fund employs a “momentum” style of investing that emphasizes investing in securities that have had higher recent price performance compared to other securities. This style of investing is subject to the risk that these securities may be more volatile than a broad cross-section of securities or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market. High momentum may also be a sign that the securities’ prices have peaked. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Mortgage-Backed Securities Risk. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of MBS. In addition, MBS generally can be prepaid at any time, and prepayments that occur either more quickly (prepayment risk) or more slowly (extension risk) than expected can adversely impact the value of such securities. MBS may be negatively affected by the quality of the underlying mortgages, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. MBS not backed by the full faith and credit of the U.S. government are subject to the risk of default on the underlying mortgage, particularly during periods of economic downturn.

Options Risk. Options are subject to correlation risk because there may be an imperfect correlation between the prices of options and movements in the price of the underlying securities. Options may expire unexercised, causing the Funds to lose the premium paid for them. The success of the Funds’ investment in options depends upon many factors, such as the price of the options which is a function of various factors that may change rapidly over time. If a counterparty defaults, the Funds’ only recourse will be to pursue contractual remedies against the counterparty, and the Funds may be unsuccessful in its pursuit. The Funds thus assume the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to an over-the-counter options transaction.

Portfolio Turnover Risk. The Funds’ strategies may frequently involve buying and selling portfolio securities to rebalance the Funds’ exposure to various market sectors. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Funds’ performance to be less than you expect.

Quantitative Security Selection Risk. The Investment Adviser uses quantitative techniques to generate investment decisions and select stocks, and the Funds may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on a Fund and its shareholders.

Real Estate Industry Risk. The Funds are subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems, and natural disasters.

Cambria ETF Trust	Notes to Financial Statements

October 31, 2024 (Unaudited)

Real Estate Investment Trust “REIT” Risk. In addition to the risks associated with the direct ownership of real estate and real estate-related securities, REITs are subject to additional risks, including those related to adverse governmental actions, and the performance of a REIT may be affected by its failure to qualify for tax-free pass through of income or its failure to maintain exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self-liquidations. As a result, investments in REITs may be volatile. REITs also have their own fees and expenses, and the Funds will indirectly bear a proportionate share of those fees and expenses.

Sector Risk — To the extent that the Funds invest a significant portion of assets in a particular sector, the Funds may be susceptible to loss due to adverse occurrences affecting that sector.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of their local economy, the international economy, interest rates, competitive and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

Consumer Staples Sector Risk. The consumer staples sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

Energy Sector Risk. The energy sector includes, for example, oil, gas, and consumable fuel companies. Energy companies can be substantially impacted by, among other things, the volatility of oil prices, worldwide supply and demand, worldwide economic growth, and political instability in oil or gas producing regions such as the Middle East and Eastern Europe.

Financials Sector Risk. Performance of companies in the Financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Health Care Sector Risk. The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

Industrials Sector Risk. Issuers in the industrials sector are affected by supply and demand, both for their specific product or service and for industrial sector products in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates affect the performance of companies in the industrial sector. Issuers in the industrials sector may be adversely affected by liability for environmental damage, product liability claims and exchange rates. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.

Information Technology Sector Risk. Technology companies face intense competition, which may have an adverse effect on their profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Materials Sector Risk. Issuers in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, among other factors. Issuers in the materials sector may be liable for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Utilities Sector Risk. Utilities include companies such as electric, gas and water firms and renewable energy companies. Companies in the utilities sector may be adversely impacted by many factors, including, among others, supply and demand, operating costs, financing costs, rate caps or rate changes, government regulation and environmental factors. Deregulation of utilities may also subject these companies to increased competition and reduce their profitability.

Short Sale Risk. If a security is sold short and subsequently has to be bought back at a higher price, the Funds will realize a loss on the transaction.

Cambria ETF Trust	Notes to Financial Statements

October 31, 2024 (Unaudited)

The amount of loss on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may increase the Funds’ exposure to the market, and may increase losses and the volatility of returns.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Small and medium capitalization companies are sometimes more dependent on key personnel or limited product lines than larger, more diversified companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Sovereign Debt Securities Risk. Investments in sovereign and quasi-sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Funds may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Funds’ net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts. These risks increase for lower-rated and high yield debt securities, as discussed in the Prospectus.

Swaps Contract Risk. Each swap exposes the Fund to counterparty risk when a counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations. As a result, the Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract.

Underlying Vehicle Counterparty and Leverage Risk. Through its investments in Underlying Vehicles the Funds may be indirectly exposed to additional risks. For example, if an Underlying Vehicle contracts with a counterparty, the Funds indirectly bears the risk that the counterparty fails to honor its obligations, causing the Underlying Vehicle, and therefore the Fund, to lose money and decline in value. Derivatives used by Underlying Vehicles may include leverage, allowing them to obtain the right to a return on stipulated capital that exceeds the amount paid or invested. Use of leverage is speculative and could magnify losses. Although certain Underlying Vehicles may comply with their obligations related to certain derivatives in accordance with Rule 18f-4 under the 1940 Act, as applicable, the Fund’s value-at- risk limitations (if applicable) may not prevent losses greater than the value of those obligations. Other Underlying Vehicles may not employ any risk management procedures at all, leading to even greater losses. Due to the Funds’ investments in Underlying Vehicles, the value of the Funds’ Shares may be volatile.

U.S. Government Securities Risk. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Funds.

Value Investment Risk. The Funds may consider certain value metrics when selecting stocks for inclusion in their portfolio and, as a result, the Funds may underperform when the market favors stocks with growth characteristics or a non-value investment approach. Value investments are subject to the risk that their intrinsic value may never be realized by the market.

7. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Investment Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily attributable to redemption in-kind transactions. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

For tax purposes, short-term realized gains are considered ordinary income. The tax character of dividends and distributions declared during the period ended April 30, 2024 were as follows:

Cambria ETF Trust	Notes to Financial Statements

October 31, 2024 (Unaudited)

Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
Cambria Shareholder Yield ETF	$18,189,105	$—	$—
Cambria Foreign Shareholder Yield ETF	12,160,168	—	—
Cambria Global Value ETF	7,413,483	—	—
Cambria Global Momentum ETF	4,864,989	—	90,620
Cambria Global Asset Allocation ETF	1,918,316	—	—
Cambria Value and Momentum ETF	592,601	—	—
Cambria Global Tail Risk ETF	92,027	—	23,504
Cambria Emerging Shareholder Yield ETF	12,050,108	—	—
Cambria Tail Risk ETF	4,835,037	—	—
Cambria Trinity ETF	4,380,302	—	156,484
Cambria Cannabis ETF	397,187	—	—
Cambria Global Real Estate ETF	1,425,683	—	—
Cambria Micro and SmallCap Shareholder Yield ETF	173,103	—	—
Cambria Tactical Yield ETF	64,232	—	—

Funds are permitted to carry forward losses for an unlimited period and losses that are carried forward will retain their character as either short-term or long-term capital losses. As of April 30, 2024, the Funds have the following capital loss carryforwards and offset capital gains for an unlimited period:

Fund	Non-Expiring Short-Term	Non-Expiring Long-Term
Cambria Shareholder Yield ETF	$16,665,178	$37,948,242
Cambria Foreign Shareholder Yield ETF	8,767,805	10,005,276
Cambria Global Value ETF	473,925	29,744,368
Cambria Global Momentum ETF	21,873,850	—
Cambria Global Asset Allocation ETF	—	936,799
Cambria Value and Momentum ETF	22,030,061	6,796,208
Cambria Global Tail Risk ETF	466,673	823,732
Cambria Emerging Shareholder Yield ETF	4,043,052	1,591,206
Cambria Tail Risk ETF	53,432,380	122,505,484
Cambria Trinity ETF	3,220,098	2,065,785
Cambria Cannabis ETF	490,011	15,301,020
Cambria Global Real Estate ETF	3,929,741	674,048
Cambria Micro and SmallCap Shareholder Yield ETF	—	—
Cambria Tactical Yield ETF	—	—

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of April 30, 2024, the Global Tail Risk ETF had $60,503 in late-year losses. As of April 30, 2024, the remaining Funds had not elected to defer any post-October or late-year losses.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency and distributable (accumulated) earnings (loss) held by the Funds at April 30, 2024, were as follows:

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF	Cambria Global Momentum ETF	Cambria Global Asset Allocation ETF	Cambria Value and Momentum ETF	Cambria Global Tail Risk ETF
Investments, at cost	$1,195,949,345	$262,565,362	$115,848,191	$126,358,654	$55,552,980	$55,219,515	$2,642,707
Gross tax unrealized appreciation	74,899,315	27,527,680	7,836,084	11,206,311	4,328,036	7,590,138	154,914
Gross tax unrealized depreciation	(76,724,403)	(14,026,946)	(18,778,628)	(728,745)	(3,914,127)	(2,864,231)	(422,294)
Net tax unrealized appreciation (depreciation)	(1,825,088)	13,500,734	(10,942,544)	10,477,566	413,909	4,725,907	(267,380)

Undistributed ordinary income (loss)	674,072	4,918,099	907,010	—	50,797	6,829	—
Undistributed long-term capital gain (loss)	—	—	—	—	—	—	—
Total distributable earnings	674,072	4,918,099	907,010	—	50,797	6,829	—
Other accumulated gain (loss)	(54,613,420)	(18,773,081)	(30,218,293)	(21,873,850)	(936,799)	(28,826,269)	(1,350,908)

Total distributable (accumulated) earnings (losses)	$(55,764,436)	$(354,248)	$(40,253,827)	$(11,396,284)	$(472,093)	$(24,093,533)	$(1,618,288)

Cambria ETF Trust	Notes to Financial Statements

October 31, 2024 (Unaudited)

	Cambria Emerging Shareholder Yield ETF	Cambria Tail Risk ETF	Cambria Trinity ETF	Cambria Cannabis ETF	Cambria and SmallCap Global Real Estate ETF	Cambria Micro Shareholder Yield ETF	Cambria Tactical Yield ETF
Investments, at cost	$319,504,469	$84,582,994	$106,896,280	$17,821,383	$22,865,226	$26,327,479	$13,868,825
Gross tax unrealized appreciation	68,719,461	5,426,807	6,628,955	283,344	1,393,981	1,482,883	268
Gross tax unrealized depreciation	(35,075,240)	(10,006,523)	(2,455,303)	(8,716,740)	(2,009,173)	(1,144,905)	(12,316)
Net tax unrealized appreciation (depreciation)	33,644,221	(4,579,716)	4,173,652	(8,433,396)	(615,192)	337,978	(12,048)

Undistributed ordinary income	6,876,278	210,984	—	748,350	71,805	200,805	74,031
Undistributed long-term capital gain (loss)	—	—	—	—	—	—	—
Total distributable earnings	6,876,278	210,984	—	748,350	71,805	200,805	74,031
Other accumulated gain (loss)	(5,634,258)	(175,937,864)	(5,285,883)	(15,791,031)	(4,603,789)	—	—

Total distributable (accumulated) earnings (losses)	$34,886,241	$(180,306,596)	$(1,112,231)	$(23,476,077)	$(5,147,176)	$538,783	$61,983

The difference between the federal income tax cost of portfolio investments and other financial instruments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales, the tax treatment of passive foreign investment companies, partnership investments, the tax treatment of grantor trusts, and certain market to market adjustments.

9. SECURITIES LENDING

Certain Funds have entered into a Securities Lending Agreement with U.S. Bank N.A., (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the respective Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the then market value of domestic loaned securities and 105% of the value of foreign equity securities. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because of adverse market actions, expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Funds that might occur during the term of the loan would be for the account of that Fund.

Cash collateral received in connection with securities lending of each applicable Fund is invested in First American Government Obligations Fund Class X and is presented on the Schedules of Investments.

Securities lending transactions are entered into by a Fund under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by a Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from a Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight and continuous maturities and non-cash collateral, if any, which would be subject to offset as of October 31, 2024:

Fund	Value of Securities on Loan	Payable on Collateral Received
Cambria Global Asset Allocation ETF	$3,513,051	$3,604,901
Cambria Global Real Estate ETF	439,294	461,895
Cambria Trinity ETF	4,642,730	4,757,220
Cambria Value and Momentum ETF	147,732	148,037

10. SUBSEQUENT EVENTS

In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On December 3, 2024, the Board determined to close and liquidate Global Tail Risk ETF at the recommendation of the Investment Adviser and in anticipation of limited future prospects of investor demand for the Fund. Therefore, the Fund will cease operations,

Cambria ETF Trust	Notes to Financial Statements

October 31, 2024 (Unaudited)

liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about January 15, 2025 (the “Liquidation Date”).

The last day of secondary market trading of Fund shares will be January 8, 2025. The Fund will also cease accepting creation orders after the close of business on that date. Existing shareholders may sell Fund shares through a broker in the standard manner through this date. Customary brokerage charges may apply to such transactions. In addition, Fund shareholders may continue to reinvest dividends and capital gains distributions received from the Fund through this date. The Fund reserves the right to modify the extent to which sales of shares are limited prior to the Fund’s liquidation.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Board of Trustees (the “Board”) of Cambria ETF Trust (the “Trust”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), attended a meeting held via video conference on March 5, 2024 (the “Meeting”), called for the purpose of, among other things, the consideration of, and voting on, the approval of (1) the investment advisory agreement between Cambria Investment Management, L.P. (“Cambria”) and the Trust (the “Advisory Agreement”), and (2) the sub-advisory agreement between Tidal Investments LLC (“Tidal”) and Cambria (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”), with respect to a newly proposed series of the Trust: Cambria LargeCap Shareholder Yield ETF (the “New Fund”). In preparation for its deliberations, the Board requested and reviewed written responses from Cambria to due diligence questionnaires circulated on the Board’s behalf relating to the New Fund. The Board also reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Agreements. During its deliberations, the Board received an oral presentation from Cambria and Tidal and was assisted by the advice of independent legal counsel.

In evaluating the Agreements, the Board reviewed information regarding Cambria’s and Tidal’s personnel, operations, and financial condition. In addition, the Board considered the evaluation process of Cambria and Tidal to be ongoing and, in this regard, the Board considered information about Cambria and Tidal derived from prior meetings of the Board concerning Cambria’s and Tidal’s performance and services with respect to other series of the Trust (the “Funds”) as part of the 15(c) review process for the New Fund. At the Meeting, the Board considered: (1) the nature, extent and quality of the services to be provided to the New Fund by Cambria and Tidal; (2) Cambria’s and Tidal’s investment performance with respect to existing Funds with similar investment strategies as well as other Funds managed by the same portfolio managers; (3) the costs of the services to be provided by Cambria and Tidal and the expected profitability to Cambria and Tidal to be derived from their relationships with the New Fund; (4) the advisory fee and total expense ratio of the New Fund compared to those of a relevant group of peer funds (the “Peer Group”); (5) the extent to which economies of scale would be realized as the New Fund grows and whether the advisory fee would enable investors to share in the benefits of economies of scale; (6) benefits to be derived by Cambria, Tidal, and their affiliates from their relationship with the New Fund; (7) Cambria’s and Tidal’s reputation, expertise and resources in the financial markets; (8) Cambria’s and Tidal’s investment management personnel; (9) Cambria’s and Tidal’s operations and financial condition; (10) Cambria’s and Tidal’s compliance programs; and (11) other factors the Board deemed relevant.

The discussion immediately below outlines in greater detail the materials and information presented to the Board in connection with its consideration and approval of the Agreements, and the conclusions made by the Board at the Meeting when determining to approve the Agreements for the New Fund.

Nature, Extent and Quality of Services. The Board reviewed the nature, quality and extent of the overall services to be provided by Cambria and Tidal to the New Fund. In particular, the Board considered the responsibilities of Cambria and Tidal under the terms of the Agreements. The Board recognized that Cambria had invested significant time and effort in structuring the Trust and the New Fund, arranging service providers, exploring various sales channels, and assessing the appeal for the New Fund’s investment strategy. In addition, the Board considered that Cambria is responsible for providing investment advisory services to the New Fund, monitoring compliance with the New Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board noted that Tidal will be providing certain sub-advisory services to the Fund, such as trading the Fund’s portfolio securities based on instructions from Cambria; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; proxy voting; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and implementation of Board directives as they relate to the New Fund. The Board also considered the services provided by Cambria in the oversight of Tidal as well as the Trust’s distributor, administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of Cambria’s and Tidal’s personnel, the professional qualifications and experience of the portfolio management team in managing assets, their experiences with Cambria’s and Tidal’s services, and the adequacy of Cambria’s and Tidal’s resources and financial condition. Based on its review, within the context of its full deliberations, the Board determined that it was satisfied with the nature, extent, and quality of the services to be provided to the New Fund by Cambria and Tidal.

Performance. The Board noted that, since the New Fund had not yet commenced investment operations, it had no investment performance. The Board considered, however, that Cambria has been relatively successful managing Funds with similar investment strategies and/or portfolio holdings to the New Fund, including its suite of Shareholder Yield ETFs. Representatives from Cambria provided information regarding, and led a discussion on, the factors that may impact the New Fund’s future performance, including current market conditions and Cambria’s future expectations with respect to the New Fund’s strategies. The Board also discussed and considered the performance track record, investment experience, professional background and qualifications of the New Fund’s portfolio managers.

Comparative Fees and Expenses. The Board considered the New Fund’s proposed advisory fee to be paid by the New Fund to Cambria and the sub-advisory fee paid by Cambria to Tidal in relation to their respective estimated costs of their respective services to be provided to the New Fund. The Trustees noted that the New Fund charges a unitary advisory fee through which, Cambria, not the New Fund, is responsible for paying many of the expenses necessary to service the New Fund, including the expenses of other service providers. In considering the advisory and sub-advisory fees and expense ratio, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services to be provided by Cambria and Tidal. Because the New Fund charges a unitary advisory fee, the Board considered how the New Fund’s total expense ratio compared to those of the funds in the Peer Group, noting how differences between fund strategies might impact fees. After comparing expense ratios, the Board noted that the total expense ratio for the New Fund was higher than the total expense ratio charged by two of the three funds in the Peer Group, noting, however, that each of the peer funds had accumulated over $1 billion in assets. In each instance where the New Fund’s expense ratio was materially higher than the range of expense ratios of in the Peer Group, the Trustees were satisfied by the reasons for the New Fund’s higher expenses, including, but not limited to, significant differences between the investment strategies, portfolio holdings, and/or asset size of the New Fund and its Peer Group funds. The Board also considered Cambria’s representation that it would continue to monitor the New Fund’s expense ratio, as compared to those of its Peer Group, and seek to ensure that the New Fund’s fees remain competitive. Based on its review, in the context of its full deliberations, the Board concluded that the proposed advisory and sub-advisory fees appeared reasonable in light of the services to be rendered.

Costs and Profitability. The Board then considered the estimated profits to be realized by Cambria and Tidal in connection with providing their respective services to the New Fund. The Board noted that since the New Fund had not yet launched, it was difficult to estimate how profitable the New Fund would be to Cambria and Tidal. The Board, however, reviewed estimated profit and loss information provided by Cambria and Tidal with respect to the New Fund. In particular, the Board noted Cambria’s representation of its long-term commitment to the success of the New Fund and the unitary fee structure under which Cambria bears the risk that the New Fund’s expenses may increase.

The Board further considered the costs associated with the personnel, systems and equipment necessary to manage the New Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses Cambria pays in accordance with the Advisory Agreement. Based on its review, in the context of its full deliberations, the Board concluded that Cambria’s and Tidal’s expected profitability with respect to the New Fund appeared reasonable in light of the services Cambria and Tidal will render to the New Fund.

Other Benefits. The Board then considered the extent to which Cambria and Tidal will derive ancillary benefits from the New Fund’s operations. The Board discussed that while Cambria did not have any affiliates that would benefit from the New Fund’s operations, Tidal’s affiliate, Tidal ETF Services, LLC, will serve as the administrator to the New Fund. However, the Board also noted that under the Fund’s unitary fee structure, Cambria will be paying Tidal ETF Services, LLC’s fee out of the management fee it receives from the New Fund. The Board also reviewed the degree to which Cambria may receive compensation from the New Fund based upon the New Fund’s investment in other Cambria ETFs, noting that Cambria does not expect the New Fund to invest its assets in other Cambria ETFs.

Economies of Scale. The Board next considered the absence of breakpoints in Cambria’s fee schedule for the New Fund and whether economies of scale would be realized by the New Fund as its assets grow larger. The Board determined that it is difficult to predict when economies of scale might be realized for Cambria and the New Fund, which had not launched yet. The Board, thus, determined to monitor potential economies of scale, as well as the appropriateness of introducing breakpoints, as assets managed by the New Fund grow larger.

Conclusion. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory and sub-advisory arrangements, as outlined in the Agreements, was fair and reasonable in light of the services to be performed, expenses to be incurred, and such other matters as the Board considered relevant. In approving the Agreements, the Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements with respect to the New Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cambria ETF Trust

By (Signature and Title)*	/s/ Mebane Faber
Mebane Faber, President/Principal Executive Officer

Date	January 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mebane Faber
Mebane Faber, President/Principal Executive Officer

Date	January 8, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	January 8, 2025

* Print the name and title of each signing officer under his or her signature.